UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

______________________________________________

SA FUNDS – INVESTMENT TRUST

______________________________________________________________________________

(Exact name of registrant as specified in charter)

190 Carondelet Plaza, Suite 600, Clayton, Missouri 63105

______________________________________________________________________________

(Address of principal executive offices) (zip code)

Jeff Yorg, Esq. Chief Compliance Officer SA Funds – Investment Trust 190 Carondelet Plaza, Suite 600 Clayton, Missouri 63105
(Name and address of agent for service)

Copy to:
Brian F. Link, Esq. Managing Director and Managing Counsel State Street Bank and Trust Company One Congress Street, 15th Floor Boston, Massachusetts 02114	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP 45 Fremont St., 26th Floor San Francisco, California 94105

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders.

(a)	A copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period July 1, 2024 through June 30, 2025, are filed herewith.
SA U.S. Fixed Income Fund SAUFX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$41	0.40%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Core Bond IndexSM, which is composed of U.S. dollar-denominated investment grade bonds and is designed to be representative of the U.S. bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US 1-3 Year Composite Government and Corporate Bond IndexSM, which is designed to measure the performance of U.S. dollardenominated government and corporate bonds with maturities between one and three years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 6.01%, compared to a return of 5.89% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark by 0.12% for the fiscal year primarily due to the Fund’s overweight position in corporate bonds relative to the Secondary Benchmark, particularly those corporate bonds rated A or BBB.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUFX	6.01%	1.27%	1.12%
Primary Benchmark	6.01%	(0.76%)	1.72%
Secondary Benchmark	5.89%	1.53%	1.83%

Key Fund Statistics
Total Net Assets	$452,531,746
# of Portfolio Holdings	105
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$634,671

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Portfolio Composition (As a % of long-term investments)
Corporate Bonds and Notes	48.2%
U.S. Government & Agency Obligations	36.7
Yankee Corporate Bonds and Notes	15.1

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Fixed Income Fund Annual Shareholder Report - June 30, 2025 SAUFX

SA Global Fixed Income Fund
SAXIX
Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$52	0.51%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Core Bond Hedged IndexSM, which is composed of investment grade bonds and is designed to be representative of the global bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM, which is designed to measure the performance of global investment grade government bonds with maturities between one and five years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 5.67%, compared to a return of 6.11% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark for the fiscal year by 0.44% primarily due to the Fund’s overweight exposure (relative to the benchmark) in higher grade bonds.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAXIX	5.67%	0.81%	1.14%
Primary Benchmark	5.96%	(0.22%)	2.10%
Secondary Benchmark	6.11%	1.66%	2.00%

Key Fund Statistics
Total Net Assets	$543,289,524
# of Portfolio Holdings	124
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$1,445,230

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Portfolio Composition
(As a % of long-term investments)
Sovereign Bonds and Notes	54.1%
Corporate Bonds and Notes	25.7
U.S. Government & Agency Obligations	20.2

Top Ten Largest Countries
(As a % of long-term investments)
United States	29.7%
Canada	17.6
Supranational	14.8
Australia	9.7
France	8.7
New Zealand	3.5
Netherlands	3.1
Norway	2.8
Finland	2.7
Others	7.4

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905

SA Global Fixed Income Fund Annual Shareholder Report - June 30, 2025 SAXIX

SA U.S. Core Market Fund SAMKX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$71	0.67%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of a broad-based securities market index. For this Fund, performance is compared to the Morningstar® US Market Extended IndexSM (the "Primary Benchmark"), which is composed of large, mid, and small cap U.S. stocks. The benchmark index is unmanaged and does not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 13.13% compared to a return of 15.15% for the Fund’s Primary Benchmark. The Fund underperformed the Primary Benchmark during the fiscal year by 2.02%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund had more exposure to stocks of companies with higher levels of operating profitability ("high profitability stocks") and less exposure to stocks of companies with lower levels of operating profitability ("low profitability stocks") compared to the Primary Benchmark. However, during the fiscal year, the returns of low profitability stocks were stronger than the returns of higher profitability stocks, hence the Fund's lower exposure to low profitability stocks caused the underperformance of the Fund to its Primary Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAMKX	13.13%	15.29%	12.59%
Primary Benchmark	15.15%	15.93%	12.98%

Key Fund Statistics
Total Net Assets	$669,637,380
# of Portfolio Holdings	832
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,691,835

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Information Technology	29.1%
Financials	16.8
Consumer Discretionary	10.7
Communication Services	10.7
Health Care	9.6
Industrials	9.3
Consumer Staples	6.5
Utilities	2.8
Energy	2.5
Materials	1.9

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Core Market Fund Annual Shareholder Report - June 30, 2025 SAMKX

SA U.S. Value Fund SABTX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$77	0.74%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Large-Mid Cap Broad Value IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 8.58%, compared to a return of 11.57% for the Fund’s Secondary Benchmark. The Fund underperformed this Secondary Benchmark during the fiscal year by 2.99%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund held larger positions in the stocks of companies whose ratio of price-to-book-value was below the median price-to-book value of stocks ("deeper value stocks") found in the Secondary Benchmark. These deeper value stocks - particularly those selected to be held in the Fund - significantly underperformed the stocks in the Secondary Benchmark, leading to the Fund's underperformance relative to the Secondary Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SABTX	8.58%	14.00%	8.34%
Primary Benchmark	15.15%	15.93%	12.98%
Secondary Benchmark	11.57%	14.92%	10.88%

Key Fund Statistics
Total Net Assets	$524,067,789
# of Portfolio Holdings	272
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,183,649

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	26.1%
Health Care	15.0
Industrials	12.5
Energy	11.2
Information Technology	9.7
Communication Services	7.7
Materials	7.6
Consumer Discretionary	5.0
Consumer Staples	4.6
Real Estate	0.6

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Value Fund Annual Shareholder Report - June 30, 2025 SABTX

SA U.S. Small Company Fund SAUMX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$93	0.89%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Small Cap Extended IndexSM, which is designed to measure the performance of small cap stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 7.99%, compared to a return of 9.35% for the Fund’s Secondary Benchmark. The Fund underperformed this benchmark during the fiscal year by 1.36% after deducting the Fund’s net operating expenses for the year. The Fund’s underperformance relative to its Secondary Benchmark over the fiscal year was the result of the Fund’s tendency to avoid holding smaller cap stocks that exhibit both lower levels of profitability and also higher levels of price-to-book ratios (“growth-oriented low profit stocks”). However, these growth-oriented low profit stocks are found in the Secondary Benchmark, and during the fiscal year, these stocks performed well, leading to the returns of the Secondary Benchmark outperforming the returns of the Fund.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUMX	7.99%	13.31%	7.73%
Primary Benchmark	15.15%	15.93%	12.98%
Secondary Benchmark	9.35%	11.30%	7.41%

Key Fund Statistics
Total Net Assets	$295,676,287
# of Portfolio Holdings	1,445
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,240,169

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?
Top Ten Largest Sectors
(As a % of long-term investments)
Industrials	22.4%
Financials	21.4
Consumer Discretionary	15.0
Information Technology	11.8
Health Care	8.7
Materials	5.6
Consumer Staples	5.4
Utilities	3.7
Energy	3.2
Communication Services	2.2

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA U.S. Small Company Fund Annual Shareholder Report - June 30, 2025 SAUMX

SA International Value Fund SAHMX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$101	0.91%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segments of the international developed markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 22.47%, compared to a return of 22.95% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark during the fiscal year by 0.48% after deducting the Fund’s net operating expenses for the year. The Fund's underperformance relative to the Secondary Benchmark during the fiscal year was primarily the result of the fact that the Fund charges net operating expenses while the Secondary Benchmark does not.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAHMX	22.47%	16.21%	6.34%
Primary Benchmark	19.04%	11.15%	6.60%
Secondary Benchmark	22.95%	14.61%	6.49%

Key Fund Statistics
Total Net Assets	$577,005,303
# of Portfolio Holdings	433
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,480,531

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	35.2%
Energy	13.0
Materials	12.3
Consumer Discretionary	10.8
Industrials	9.4
Health Care	5.9
Consumer Staples	5.0
Communication Services	3.0
Utilities	2.1
Real Estate	2.0

Top Ten Largest Countries
(As a % of long-term investments)
Japan	20.4%
United Kingdom	12.4
France	10.7
Canada	10.6
Switzerland	9.4
Germany	8.6
Australia	6.1
Netherlands	4.7
Spain	3.4
Others	13.7

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA International Value Fund Annual Shareholder Report - June 30, 2025 SAHMX

SA International Small Company Fund SAISX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$59	0.53%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Small Cap Target Market Exposure IndexSM, which is designed to measure the performance of small cap stocks within the international developed markets. The Secondary Benchmark is more representative of the investment universe of the series of The DFA Investment Trust Company through which the Fund invests. Please see the following page for additional information about these series. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 23.19%, compared to a return of 23.04% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark during the fiscal year by 0.15% after deducting the Fund’s net operating expenses for the year. The Fund’s performance during the fiscal year was relatively similar to the performance of the Secondary Benchmark, as a result of positive returns in the Fund roughly offsetting the fees paid by the Fund. The Fund’s performance relative to the Secondary Benchmark was primarily the result of the Fund’s avoidance of REITs and growth-oriented low profitability stocks.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAISX	23.19%	11.66%	6.49%
Primary Benchmark	19.04%	11.15%	6.60%
Secondary Benchmark	23.04%	8.82%	5.87%

Key Fund Statistics
Total Net Assets	$271,544,757
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$631,768

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Largest Holdings (As a % of total investments)
DFA International Small Company Portfolio, Class Institutional *	100.0

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/usen/funds/dfisx/international-small-company-portfolio-i.

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA International Small Company Fund Annual Shareholder Report - June 30, 2025 SAISX

SA Emerging Markets Value Fund SAEMX
Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$109	1.04%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in emerging markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Emerging Markets Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the emerging markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 10.33%, compared to a return of 17.33% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark by 7.00% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the Secondary Benchmark in the stocks of companies whose ratio of price-to-book-value were among the lowest in the Secondary Benchmark (known as “deeper value stocks"), while also minimizing exposure to stocks of companies whose price-to-book-value ratio was above the median ratio of companies in the Secondary Benchmark. During the fiscal year, returns of companies with price-to-book-value ratios above the median of the Secondary Benchmark were particularly strong, contributing to the Fund’s underperformance relative to the Secondary Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAEMX	10.33%	11.53%	4.79%
Primary Benchmark	13.40%	7.86%	5.31%
Secondary Benchmark	17.33%	11.37%	6.30%

Key Fund Statistics
Total Net Assets	$203,591,960
# of Portfolio Holdings	1,806
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$308,010

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	30.5%
Information Technology	14.0
Consumer Discretionary	12.4
Materials	11.2
Energy	9.4
Industrials	9.4
Health Care	3.5
Communication Services	2.8
Real Estate	2.8
Consumer Staples	2.4

Top Ten Largest Countries (As a % of long-term investments)
China	28.4%
India	21.7
Taiwan	19.8
Korea	11.2
South Africa	3.4
Brazil	3.1
Mexico	1.8
United Arab Emirates	1.5
Indonesia	1.5
Others	7.6

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA Emerging Markets Value Fund Annual Shareholder Report - June 30, 2025 SAEMX

SA Real Estate Securities Fund SAREX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$80	0.77%

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US REIT IndexSM, which is designed to measure the performance of real estate stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 8.29%, compared to a return of 9.66% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark during the fiscal year by 1.37% after deducting the Fund’s net operating expenses for the year. Part of the Fund's underperformance to the Secondary Benchmark during the fiscal year was due to the fact that the Fund pays operating expenses while the Secondary Benchmark does not. The remainder of the underperformance was due to the fact that the Fund held a small percentage of stocks that are not included in the Secondary Benchmark, and these stocks had significantly underperformed the Secondary Benchmark.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	10 Years
SAREX	8.29%	5.98%	5.66%
Primary Benchmark	15.15%	15.93%	12.98%
Secondary Benchmark	9.66%	6.59%	6.50%

Key Fund Statistics
Total Net Assets	$118,724,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$335,224

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	39.5%
Retail REITs	15.7
Residential REITs	14.3
Health Care REITs	11.7
Industrial REITs	10.7
Office REITs	3.5
Diversified REITs	2.3
Hotel & Resort REITs	2.3

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA Real Estate Securities Fund Annual Shareholder Report - June 30, 2025 SAREX

SA Worldwide Moderate Growth Fund SAWMX Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://advisor.focuspartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Partners Advisor Solutions, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $75, or 0.71% when considering the acquired fund fees.

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Markets IndexSM, which is composed of large, mid, and small cap stocks and is designed to be representative of the global stock market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Moderate Target Allocation IndexSM, which is designed to measure the performance of a portfolio holding 60% global stocks and 40% global bonds. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 11.69%, compared to a return of 12.16% for the Fund’s Secondary Benchmark. Since the Fund invests exclusively in shares of the SA Fund family (the “Underlying Funds”), the performance of the Fund relative to the Secondary Benchmark is driven primarily by the performance of each of the Underlying Funds against the relevant components of that Secondary Benchmark. For the fiscal year, two of the eight Underlying Funds contributed positively to relative performance, notably the SA International Value Fund. Six of the eight Underlying Funds contributed negatively to relative performance for the fiscal year, most notably the SA US Core Market Fund and the SA Global Fixed Income Fund.

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the period since the Fund's inception. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Total Returns
	1 Year	5 Years	Since Inception 7/1/15
SAWMX	11.69%	11.15%	6.78%
Primary Benchmark	15.76%	13.28%	9.67%
Secondary Benchmark	12.16%	8.98%	7.97%

Key Fund Statistics
Total Net Assets	$21,148,705
# of Portfolio Holdings	8
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$0

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What did the Fund invest in?

Largest Holdings (As a % of total investments)
SA International Value Fund	20.2
SA U.S. Core Market Fund	16.9
SA U.S. Value Fund	16.9
SA U.S. Fixed Income Fund	14.9
SA Global Fixed Income Fund	14.8
SA Emerging Markets Value Fund	6.7
SA U.S. Small Company Fund	6.7
SA Real Estate Securities Fund	2.9

Additional Information

If you wish to view additional information about the Fund; including but not limited to the Fund's prospectus, financial statements, holdings and proxy voting information, please visit https://advisor.focuspartners.com/sa-funds/documents. To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address, called “Householding”. If you would prefer that your Fund documents not be householded, please contact us at 1-844-366-0905, or contact your financial intermediary.

Toll-free: 1-844-366-0905	SA Worldwide Moderate Growth Fund Annual Shareholder Report - June 30, 2025 SAWMX

(b) Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) During the period, the registrant’s code of ethics was not revised.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

For the fiscal year June 30, 2025, Cohen & Co. (“Cohen”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.

For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees billed for professional services rendered by Cohen for the audit of the registrant’s annual financial statements or for services that are normally provided by Cohen in connection with statutory and regulatory filings or engagements were $203,500 and $197,500 respectively.

(b) Audit-Related Fees.

For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees billed for assurance and related services rendered by Cohen that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively. Services for which fees in the Audit-Related Fees category were billed include Cohen’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2025 and June 30, 2024, aggregate Audit-Related Fees billed by Cohen that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.

For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees billed for tax compliance, tax advice and tax planning by Cohen were $42,000 and $42,000, respectively. Services for which fees in the Tax Fees category are billed include Cohen’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2025 and June 30, 2024, the aggregate Tax Fees billed Cohen that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.

For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees billed by Cohen to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $9,550 and $9,000, respectively.

For the twelve month periods ended June 30, 2025 and June 30, 2024, the aggregate fees in this category billed by Cohen that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.

The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by Cohen to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2025 and June 30, 2024, aggregate non-audit fees billed by Cohen for services rendered to the registrant were $0 and $0, respectively.

For the twelve month periods ended June 30, 2025 and June 30, 2024, aggregate non-audit fees billed by Cohen for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) The Schedule of Investments is included in the financial statements filed under Item 7(a) of this Form.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this report.

ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2025

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025

	FACE
	AMOUNT	VALUE†

YANKEE CORPORATE BONDS AND NOTES — 14.7%
Consumer, Cyclical — 0.1%
Magna International, Inc., 5.500%, 3/21/33	$400,000	$409,871

Consumer, Non-cyclical — 1.0%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,497,759
BAT Capital Corp., 6.000%, 2/20/34	3,000,000	3,163,728
		4,661,487

Financial — 7.6%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 4.973%, 3/18/26 ±‡	12,803,000	12,819,243
Commonwealth Bank of Australia, SOFR + 0.400%, 4.743%, 7/07/25 ±‡	1,950,000	1,950,106
Cooperatieve Rabobank UA, SOFR + 0.700%, 5.048%, 7/18/25 ‡	1,109,000	1,109,241
Cooperatieve Rabobank UA, SOFR + 0.710%, 5.100%, 3/05/27 ‡	9,500,000	9,536,681
Credit Agricole SA, SOFR + 0.870%, 5.266%, 3/11/27 ±‡	572,000	573,105
Credit Agricole SA, 5.514%, 7/05/33 ±	400,000	418,249
Nordea Bank Abp, 0.750%, 8/28/25 ±	680,000	675,948
Westpac Banking Corp., SOFR + 0.420%, 4.769%, 4/16/26 ‡	2,300,000	2,300,690
Westpac Banking Corp., SOFR + 0.720%, 5.096%, 11/17/25 ‡	5,000,000	5,006,502
		34,389,765

Government — 6.0%
African Development Bank, 3.375%, 7/07/25	5,974,000	5,972,848
European Investment Bank, SOFR + 0.320%, 4.682%, 8/14/29 ‡	5,000,000	5,005,692
Inter-American Development Bank, SOFR + 0.370%, 4.726%, 8/01/29 ‡	4,000,000	4,004,491
Kommunalbanken AS, SOFR + 0.400%, 4.785%, 3/03/28 ±‡	5,000,000	5,005,150
Province of Ontario Canada, 4.200%, 1/18/29	3,000,000	3,031,642
Svensk Exportkredit AB, SOFR + 1.000%, 5.358%, 8/03/26 ‡	1,600,000	1,612,835
Svensk Exportkredit AB, SOFR + 1.000%, 5.359%, 5/05/27 ‡	2,500,000	2,530,518
		27,163,176

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $66,305,896)		66,624,299

CORPORATE BONDS AND NOTES — 47.0%
Basic Materials — 0.6%
LYB International Finance III LLC, 5.500%, 3/01/34	2,000,000	1,998,022
Nucor Corp., 3.125%, 4/01/32	1,000,000	911,516
		2,909,538

Communications — 2.5%
Amazon.com, Inc., 3.600%, 4/13/32	4,719,000	4,519,626
Comcast Corp., 4.250%, 1/15/33	3,500,000	3,383,467
Meta Platforms, Inc., 4.550%, 8/15/31	400,000	405,592
Meta Platforms, Inc., 4.950%, 5/15/33	3,000,000	3,077,686
		11,386,371

Consumer, Cyclical — 3.0%
American Honda Finance Corp., SOFR + 0.600%, 4.968%, 8/14/25 ‡	340,000	340,154
Costco Wholesale Corp., 1.750%, 4/20/32	5,000,000	4,280,505
Hyatt Hotels Corp., 5.375%, 12/15/31	2,600,000	2,631,404
Walmart, Inc., SOFR + 0.430%, 4.785%, 4/28/27 ‡	6,213,000	6,233,970
		13,486,033

Consumer, Non-cyclical — 8.6%
Cargill, Inc., 4.000%, 6/22/32 ±	2,000,000	1,920,360
Cigna Group (The), 5.250%, 2/15/34	3,000,000	3,049,649
Elevance Health, Inc., 4.100%, 5/15/32	151,000	145,095
Nestle Capital Corp., 4.875%, 3/12/34 ±	9,000,000	9,113,697
Novartis Capital Corp., 4.000%, 9/18/31	5,000,000	4,925,046
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	3,061,264

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025 (Continued)

	FACE
	AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Consumer, Non-cyclical (Continued)
Procter & Gamble Co. (The), 4.550%, 1/29/34	$4,000,000	$4,015,955
Roche Holdings, Inc., 4.909%, 3/08/31 ±	5,400,000	5,535,980
Roche Holdings, Inc., SOFR + 0.740%, 5.106%, 11/13/26 ±‡	900,000	906,328
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,364,919
		39,038,293

Energy — 2.4%
BP Capital Markets America, Inc., 4.812%, 2/13/33	1,000,000	999,300
BP Capital Markets America, Inc., 4.893%, 9/11/33	2,500,000	2,507,612
Chevron USA, Inc., SOFR + 0.360%, 4.739%, 2/26/27 ‡	459,000	460,226
Chevron USA, Inc., SOFR + 0.470%, 4.849%, 2/26/28 ‡	6,744,000	6,775,429
Phillips 66 Co., 5.300%, 6/30/33	110,000	111,189
		10,853,756

Financial — 21.7%
Allstate Corp. (The), 5.250%, 3/30/33	400,000	410,424
American Express Co., SOFR + 0.650%, 5.009%, 11/04/26 ‡	1,500,000	1,503,096
American National Group, Inc., 6.144%, 6/13/32 ±	1,100,000	1,128,576
Americold Realty Operating Partnership LP, 5.600%, 5/15/32	2,000,000	2,010,131
Ameriprise Financial, Inc., 5.150%, 5/15/33	1,000,000	1,027,689
Assurant, Inc., 2.650%, 1/15/32	2,000,000	1,705,875
Assured Guaranty U.S. Holdings, Inc., 3.150%, 6/15/31	1,900,000	1,756,593
Bank of America NA, SOFR + 1.020%, 5.390%, 8/18/26 ‡	2,500,000	2,516,146
Bank of New York Mellon Corp. (The), 2.050%, 1/26/27	5,000,000	4,848,924
Bank of New York Mellon Corp. (The), 2.500%, 1/26/32	400,000	353,056
BlackRock Funding, Inc., 5.000%, 3/14/34	4,000,000	4,088,975
Blackrock, Inc., 1.900%, 1/28/31	5,800,000	5,102,823
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,504,095
Charles Schwab Corp. (The), 2.900%, 3/03/32	1,000,000	900,614
Citibank NA, SOFR + 1.060%, 5.449%, 12/04/26 ‡	2,000,000	2,014,998
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	3,007,105
EPR Properties, 3.600%, 11/15/31	2,700,000	2,453,727
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,093,436
JPMorgan Chase Bank NA, SOFR + 1.000%, 5.391%, 12/08/26 ‡	13,000,000	13,109,255
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,883,118
Mastercard, Inc., 2.000%, 11/18/31	771,000	672,202
Mastercard, Inc., 4.350%, 1/15/32	7,600,000	7,571,854
Mid-America Apartments LP, 5.000%, 3/15/34	2,400,000	2,417,985
Mid-America Apartments LP, 5.300%, 2/15/32	1,000,000	1,033,911
Morgan Stanley Bank NA, SOFR + 1.165%, 5.524%, 10/30/26 ‡	4,000,000	4,027,247
National Securities Clearing Corp., 0.750%, 12/07/25 ±	614,000	604,179
National Securities Clearing Corp., SOFR + 0.570%, 4.943%, 5/20/27 ±‡	1,000,000	1,002,369
Public Storage Operating Co., SOFR + 0.700%, 5.047%, 4/16/27 ‡	2,000,000	2,007,721
Realty Income Corp., 2.850%, 12/15/32	2,900,000	2,541,857
Realty Income Corp., 5.125%, 2/15/34	1,000,000	1,011,541
Simon Property Group LP, 5.500%, 3/08/33	1,000,000	1,044,721
State Street Bank & Trust Co., SOFR + 0.460%, 4.837%, 11/25/26 ‡	450,000	450,477
State Street Corp., SOFR + 0.640%, 4.990%, 10/22/27 ‡	520,000	519,476
State Street Corp., SOFR + 0.845%, 5.205%, 8/03/26 ‡	4,000,000	4,026,479
Store Capital LLC, 5.400%, 4/30/30 ±	2,000,000	2,026,855
Wells Fargo Bank NA, 5.254%, 12/11/26	4,500,000	4,566,219
Wells Fargo Bank NA, SOFR + 1.060%, 5.421%, 8/07/26 ‡	2,924,000	2,943,648
Wells Fargo Bank NA, 5.450%, 8/07/26	5,000,000	5,064,490
		97,951,887

Industrial — 1.8%
Amphenol Corp., 5.250%, 4/05/34	600,000	618,255
Avnet, Inc., 5.500%, 6/01/32	3,000,000	3,029,647

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025 (Continued)

	FACE
	AMOUNT	VALUE†

CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
Caterpillar Financial Services Corp., SOFR + 0.520%, 4.908%, 3/03/28 ‡	$3,105,000	$3,109,387
Stanley Black & Decker, Inc., 3.000%, 5/15/32	1,400,000	1,230,998
		7,988,287

Technology — 3.8%
Accenture Capital, Inc., 4.500%, 10/04/34	5,000,000	4,868,570
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	3,000,000	2,996,597
Intel Corp., 5.150%, 2/21/34	2,000,000	1,996,502
Texas Instruments, Inc., 1.900%, 9/15/31	8,401,000	7,330,419
		17,192,088

Utilities — 2.6%
Eversource Energy, 5.500%, 1/01/34	2,000,000	2,038,121
Georgia Power Co., 5.250%, 3/15/34	2,600,000	2,653,382
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	3,030,272
NextEra Energy Capital Holdings, Inc., 5.300%, 3/15/32	1,000,000	1,030,920
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	3,007,431
		11,760,126

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $209,410,619)		212,566,379

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.8%
Sovereign — 0.5%
Federal Home Loan Mortgage Corp., SOFR + 0.220%, 4.610%, 5/23/28 ‡	2,339,000	2,340,906

U.S. Treasury Securities — 35.3%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.125%, 4.406%, 7/31/25 ‡	20,000,000	19,998,294
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.160%, 4.441%, 4/30/27 ‡	25,000,000	24,999,966
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 4.451%, 10/31/25 ‡	20,000,000	20,007,303
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 4.526%, 1/31/26 ‡	6,750,000	6,757,599
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	22,748,890	22,553,642
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	23,476,800	23,208,867
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	23,857,260	23,360,884
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	19,013,415	18,758,654
		159,645,209

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $162,149,581)		161,986,115

	SHARES

SHORT-TERM INVESTMENTS — 1.6%
Investment Company — 1.6%
State Street Institutional U.S. Government Money Market Fund 4.020%	7,299,859	7,299,859

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,299,859)		7,299,859

Total Investments — 99.1% (Identified Cost $445,165,955)		448,476,652
Cash and Other Assets, Less Liabilities — 0.9%		4,055,094

Net Assets — 100.0%		$452,531,746

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2025 amounted to $51,542,824 or 11.39% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2025.

Key to abbreviations:
SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025

		FACE AMOUNT	VALUE†

BONDS AND NOTES — 99.6%
Australia — 9.6%
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 4.434%, 3/31/26 ‡	AUD	1,500,000	$990,918
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 4.770%, 11/04/25 ‡	AUD	2,500,000	1,648,995
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 4.770%, 5/12/27 ‡	AUD	500,000	331,737
Australia & New Zealand Banking Group Ltd., (SOFR + 0.620%), 5.033%, 6/18/28 @±‡	USD	2,000,000	2,002,332
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.050%, 11/04/27 ‡	AUD	500,000	333,597
Australia & New Zealand Banking Group Ltd., (SOFR + 0.650%), 5.074%, 9/30/27 ±‡	USD	713,000	715,374
Australia & New Zealand Banking Group Ltd., (SOFR + 0.810%), 5.160%, 1/18/27 ±‡	USD	1,900,000	1,909,927
Commonwealth Bank of Australia, (3-mo. Swap + 0.750%), 4.558%, 8/17/26 ‡	AUD	500,000	330,530
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 4.608%, 8/18/25 ‡	AUD	2,000,000	1,317,488
Commonwealth Bank of Australia, (SOFR + 0.400%), 4.743%, 7/07/25 ±‡	USD	3,548,000	3,548,193
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 4.748%, 1/14/27 ‡	AUD	1,000,000	660,493
Commonwealth Bank of Australia, (SOFR + 0.460%), 4.847%, 11/27/26 ±‡	USD	2,750,000	2,754,747
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 4.948%, 1/13/26 ‡	AUD	6,200,000	4,093,589
Commonwealth Bank of Australia, (SOFR + 0.630%), 5.036%, 9/12/25 ±‡	USD	233,000	233,183
Commonwealth Bank of Australia, (SOFR + 0.640%), 5.048%, 3/14/28 ±‡	USD	2,160,000	2,167,626
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.198%, 1/13/28 ‡	AUD	1,500,000	1,000,247
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 4.580%, 5/12/26 ‡	AUD	1,500,000	991,154
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 4.630%, 11/25/25 ‡	AUD	2,500,000	1,649,423
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 4.910%, 11/25/27 ‡	AUD	500,000	333,580
National Australia Bank Ltd., (SOFR + 0.620%), 5.024%, 6/11/27 ±‡	USD	5,969,000	5,991,190
National Australia Bank Ltd., (SOFR + 0.650%), 5.057%, 6/13/28 ±‡	USD	2,200,000	2,204,073
National Australia Bank Ltd., (SOFR + 0.790%), 5.136%, 1/14/30 ±‡	USD	2,000,000	2,012,611
New South Wales Treasury Corp., 1.750%, 3/20/34	AUD	4,000,000	2,081,124
Queensland Treasury Corp., 1.750%, 7/20/34	AUD	4,500,000	2,298,764
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,311,588
Westpac Banking Corp., (3-mo. Swap + 0.750%), 4.547%, 2/16/26 ‡	AUD	1,000,000	659,875
Westpac Banking Corp., (3-mo. Swap + 0.700%), 4.596%, 1/25/27 ‡	AUD	1,000,000	660,566
Westpac Banking Corp., (3-mo. Swap + 0.800%), 4.600%, 8/11/25 ‡	AUD	6,000,000	3,951,914
Westpac Banking Corp., (3-mo. Swap + 0.950%), 4.750%, 11/11/25 ‡	AUD	1,400,000	923,723
Westpac Banking Corp., (3-mo. Swap + 0.980%), 4.777%, 2/16/28 ‡	AUD	500,000	332,010
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.030%, 11/11/27 ‡	AUD	1,500,000	1,001,816
			52,442,387

Belgium — 2.2%
Kingdom of Belgium Government Bonds, 2.850%, 10/22/34	EUR	2,800,000	3,241,708
Ministeries Van de Vlaamse Gemeenschap, 3.125%, 6/22/34	EUR	7,300,000	8,557,539
			11,799,247

Canada — 17.5%
CPPIB Capital, Inc., 4.300%, 6/02/34	CAD	10,000,000	7,664,483
CPPIB Capital, Inc., (SOFR + 1.250%), 5.641%, 3/11/26 ±‡	USD	250,000	251,706

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025 (Continued)

		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Canada (Continued)
OMERS Finance Trust, 3.250%, 1/28/35	EUR	2,000,000	$2,347,067
Province of Alberta Canada, 3.125%, 10/16/34	EUR	2,500,000	2,935,625
Province of Alberta Canada, 4.150%, 6/01/33	CAD	12,800,000	9,784,154
Province of British Columbia Canada, 4.150%, 6/18/34	CAD	18,300,000	13,864,620
Province of Manitoba Canada, 3.800%, 6/02/33	CAD	9,000,000	6,694,857
Province of Manitoba Canada, 4.250%, 6/02/34	CAD	11,000,000	8,372,658
Province of Manitoba Canada, 4.850%, 8/28/34	AUD	2,000,000	1,315,734
Province of Ontario Canada, 3.650%, 6/02/33	CAD	14,000,000	10,340,055
Province of Ontario Canada, 4.150%, 6/02/34	CAD	6,600,000	5,003,597
Province of Ontario Canada, 5.350%, 5/08/34	AUD	2,000,000	1,368,176
Province of Quebec Canada, 3.600%, 9/01/33	CAD	5,000,000	3,668,919
Province of Quebec Canada, 4.450%, 9/01/34	CAD	10,000,000	7,730,252
Province of Saskatchewan Canada, 3.300%, 5/08/34	EUR	6,600,000	7,838,052
PSP Capital, Inc., 3.250%, 7/02/34	EUR	5,000,000	5,913,668
			95,093,623

Denmark — 2.1%
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	9,400,000	11,184,878

Finland — 2.7%
Kuntarahoitus OYJ, 0.250%, 2/25/32	EUR	2,000,000	2,006,848
Kuntarahoitus OYJ, (SOFR + 1.000%), 5.359%, 2/02/29 ‡	USD	7,500,000	7,647,309
Nordea Bank Abp, (SOFR + 0.740%), 5.145%, 3/19/27 ±‡	USD	5,000,000	5,026,401
			14,680,558

France — 8.7%
Agence Francaise de Developpement EPIC, 3.000%, 1/17/34	EUR	5,000,000	5,786,035
Agence France Locale, 3.125%, 3/20/34	EUR	14,500,000	16,924,132
Bpifrance SACA, 3.375%, 5/25/34	EUR	7,000,000	8,300,735
Caisse des Depots et Consignations, (SOFR + 0.340%), 4.699%, 5/03/26 ‡	USD	4,800,000	4,797,183
Gestion Securite de Stocks Securite SA, 3.000%, 11/25/31	EUR	1,000,000	1,178,457
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 3/07/29	EUR	3,000,000	3,533,605
Regie Autonome des Transports Parisiens EPIC, 3.250%, 4/11/33	EUR	1,000,000	1,178,318
Societe Des Grands Projets EPIC, 1.125%, 5/25/34	EUR	2,000,000	1,975,214
Societe Nationale SNCF SACA, 3.375%, 5/25/33	EUR	3,000,000	3,585,175
			47,258,854

Germany — 0.3%
Deutsche Boerse AG, 3.875%, 9/28/33	EUR	1,300,000	1,600,989

Netherlands — 3.1%
BNG Bank NV, 2.750%, 8/28/34	EUR	5,000,000	5,796,730
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 4.610%, 5/22/26 ‡	AUD	700,000	462,488
Cooperatieve Rabobank UA, (SOFR + 0.710%), 5.100%, 3/05/27 ‡	USD	500,000	501,931
Cooperatieve Rabobank UA, (SOFR + 0.900%), 5.242%, 10/05/26 ‡	USD	1,110,000	1,116,953
Enexis Holding NV, 0.625%, 6/17/32	EUR	2,250,000	2,249,168
Enexis Holding NV, 0.750%, 7/02/31	EUR	4,000,000	4,146,586
Enexis Holding NV, 3.625%, 6/12/34	EUR	2,000,000	2,415,867
			16,689,723

New Zealand — 3.5%
New Zealand Government Bonds, 2.000%, 5/15/32	NZD	30,000,000	15,888,507
New Zealand Local Government Funding Agency Bonds, 5.000%, 3/08/34	AUD	4,500,000	3,010,514
			18,899,021

Norway — 2.8%
Kommunalbanken AS, (SOFR + 1.000%), 5.397%, 6/17/26 ‡	USD	15,300,000	15,398,436

Singapore — 2.0%
DBS Group Holdings Ltd., (SOFR + 0.600%), 5.010%, 3/21/28 ±‡	USD	3,400,000	3,407,249

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025 (Continued)

		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
Singapore (Continued)
DBS Group Holdings Ltd., (SOFR + 0.650%), 5.060%, 3/21/30 @‡	USD	5,100,000	$5,101,075
United Overseas Bank Ltd., (3-mo. Swap + 0.590%), 4.486%, 10/27/25 ‡	AUD	3,500,000	2,305,622
			10,813,946

Supranational — 14.6%
Asian Development Bank, (SOFR + 0.300%), 4.701%, 6/20/28 ‡	USD	2,000,000	1,998,407
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,371,473
Asian Development Bank, (SOFR + 1.000%), 5.340%, 4/06/27 ‡	USD	200,000	202,631
Asian Development Bank, (SOFR + 1.000%), 5.376%, 8/27/26 ‡	USD	2,896,000	2,923,813
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 4.986%, 8/16/27 ‡	USD	5,000,000	5,032,859
European Bank for Reconstruction & Development, (SOFR + 0.190%), 4.535%, 4/14/26 ‡	USD	3,126,000	3,125,165
European Bank for Reconstruction & Development, (SOFR + 0.330%), 4.699%, 2/20/28 ‡	USD	10,000,000	10,009,253
European Investment Bank, (SOFR + 0.320%), 4.682%, 8/14/29 ‡@	USD	2,000,000	2,002,277
European Investment Bank, (SOFR + 1.000%), 5.375%, 5/21/28 ‡	USD	3,800,000	3,871,423
European Union, 3.000%, 12/04/34	EUR	5,000,000	5,901,592
Inter-American Development Bank, (SOFR + 0.280%), 4.625%, 4/12/27 ‡	USD	1,000,000	1,000,291
Inter-American Development Bank, (SOFR + 0.270%), 4.671%, 3/20/28 ‡	USD	2,000,000	1,997,521
Inter-American Development Bank, (SOFR + 0.350%), 4.690%, 10/05/28 ‡	USD	3,020,000	3,023,658
Inter-American Development Bank, (SOFR + 0.350%), 4.692%, 10/04/27 ‡	USD	5,483,000	5,486,298
Inter-American Development Bank, (SOFR + 0.370%), 4.726%, 8/01/29 ‡	USD	4,000,000	4,004,491
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,293,384
International Bank for Reconstruction & Development, (SOFR + 0.180%), 4.576%, 6/15/26 ‡	USD	1,500,000	1,499,497
International Bank for Reconstruction & Development, (SOFR + 0.270%), 4.666%, 6/15/27 @‡	USD	8,500,000	8,501,551
International Bank for Reconstruction & Development, (SOFR + 0.370%), 4.715%, 1/12/27 ‡	USD	1,000,000	1,001,896
International Bank for Reconstruction & Development, (SOFR + 0.430%), 4.798%, 8/19/27 ‡	USD	3,650,000	3,662,758
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	310,091
Nordic Investment Bank, (SOFR + 0.290%), 4.632%, 10/04/27 ±‡	USD	8,325,000	8,326,343
Nordic Investment Bank, (SOFR + 1.000%), 5.361%, 5/12/26 ‡	USD	1,050,000	1,057,363
			79,604,035

Sweden — 0.9%
Svensk Exportkredit AB, (SOFR + 1.000%), 5.358%, 8/03/26 ‡	USD	1,835,000	1,849,720
Svensk Exportkredit AB, (SOFR + 1.000%), 5.359%, 5/05/27 ‡	USD	3,000,000	3,036,621
			4,886,341

United States — 29.6%
Berkshire Hathaway Finance Corp., 2.000%, 3/18/34	EUR	10,000,000	10,613,908
Blackrock, Inc., 4.750%, 5/25/33	USD	5,000,000	5,057,001
Chevron USA, Inc., (SOFR + 0.470%), 4.849%, 2/26/28 ‡	USD	2,000,000	2,009,321
Exxon Mobil Corp., 0.835%, 6/26/32	EUR	6,900,000	6,963,696
Federal Farm Credit Banks Funding Corp., (SOFR + 0.120%), 4.510%, 7/10/26 ‡	USD	2,000,000	2,001,515
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 4.520%, 8/12/26 ‡	USD	780,000	780,715
Morgan Stanley Bank NA, (SOFR + 1.165%), 5.524%, 10/30/26 ‡	USD	5,250,000	5,285,762

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025 (Continued)

		FACE AMOUNT	VALUE†

BONDS AND NOTES (Continued)
United States (Continued)
National Securities Clearing Corp., (SOFR + 0.570%), 4.943%, 5/20/27 ±‡	USD	1,500,000	$1,503,554
Nestle Finance International Ltd., 2.875%, 1/14/32	EUR	102,000	120,063
Procter & Gamble Co. (The), 3.200%, 4/29/34	EUR	4,500,000	5,350,294
Roche Holdings, Inc., (SOFR + 0.740%), 5.106%, 11/13/26 ±‡	USD	1,050,000	1,057,383
Sanofi SA, 2.750%, 3/11/31	EUR	5,200,000	6,091,711
State Street Corp., (SOFR + 0.640%), 4.990%, 10/22/27 ‡	USD	3,560,000	3,556,412
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	USD	25,237,560	24,949,532
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	USD	12,467,200	11,769,777
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	USD	17,514,840	16,459,280
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	USD	13,554,200	12,564,343
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	USD	16,301,870	15,659,232
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	USD	25,569,765	25,227,155
Visa, Inc., 2.000%, 6/15/29	EUR	3,000,000	3,458,808
Wells Fargo Bank NA, (SOFR + 1.070%), 5.466%, 12/11/26 ‡	USD	385,000	388,079
			160,867,541

TOTAL BONDS AND NOTES (Identified Cost $528,136,885)			541,219,579

	SHARES

SHORT-TERM INVESTMENTS — 1.7%
Investment Company — 1.2%
State Street Institutional U.S. Government Money Market Fund 4.020%	6,650,224	6,650,224

Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 4.350%	2,351,750	2,351,750

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,001,974)		9,001,974

Total Investments — 101.3% (Identified Cost $537,138,859)		550,221,553
Liabilities in excess of Cash and Other Assets — (1.3%)		(6,932,029)

Net Assets — 100.0%		$543,289,524

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2025.
@	A portion or all of the security was held on loan. As of June 30, 2025, the fair value of the securities on loan was $2,671,094.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2025 amounted to $43,111,893 or 7.94% of the net assets of the Fund.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF June 30, 2025 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
07/02/25	USD	62,889,494	EUR	57,249,639	State Street Bank & Trust Co.	$67,437,249	$—	$(4,547,755)
07/16/25	USD	22,853,052	AUD	35,889,731	State Street Bank & Trust Co.	23,626,173	—	(773,122)
07/22/25	USD	6,283,580	SEK	60,722,105	State Street Bank & Trust Co.	6,426,500	—	(142,920)
07/24/25	USD	48,596,807	EUR	42,511,064	State Street Bank & Trust Co.	50,148,678	—	(1,551,871)
07/25/25	USD	8,039,180	NZD	13,400,232	State Street Bank & Trust Co.	8,174,067	—	(134,887)
07/28/25	USD	27,478,464	AUD	42,993,685	State Street Bank & Trust Co.	28,309,540	—	(831,076)
08/01/25	USD	58,162,823	EUR	49,484,596	State Street Bank & Trust Co.	58,405,990	—	(243,167)
08/07/25	USD	6,748,086	NOK	69,357,958	State Street Bank & Trust Co.	6,882,595	—	(134,508)
08/15/25	USD	20,471,440	EUR	17,735,355	State Street Bank & Trust Co.	20,952,199	—	(480,759)
08/26/25	USD	11,759,011	CAD	16,097,635	State Street Bank & Trust Co.	11,854,009	—	(94,998)
08/26/25	USD	9,018,411	NZD	15,079,228	State Street Bank & Trust Co.	9,208,301	—	(189,890)
08/29/25	USD	60,810,265	CAD	82,976,172	State Street Bank & Trust Co.	61,111,454	—	(301,189)
08/29/25	USD	13,010,956	EUR	11,320,187	State Street Bank & Trust Co.	13,385,851	—	(374,895)
							$—	$(9,801,037)

Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
07/02/25	EUR	57,249,639	USD	66,883,302	State Street Bank & Trust Co.	$67,437,249	$553,947	$—
07/22/25	SEK	60,722,105	USD	6,203,890	State Street Bank & Trust Co.	6,426,500	222,610	—
07/28/25	AUD	14,204,931	USD	9,235,384	State Street Bank & Trust Co.	9,353,351	117,968	—
08/07/25	NOK	69,357,958	USD	6,975,205	State Street Bank & Trust Co.	6,882,595	—	(92,610)
08/26/25	NZD	2,450,083	USD	1,460,668	State Street Bank & Trust Co.	1,496,171	35,502	—
							$930,027	$(92,610)
Total							$930,027	$(9,893,647)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

COMMON STOCKS — 95.5%
Aerospace & Defense — 1.7%
ATI, Inc. *	1,233	$106,457
Axon Enterprise, Inc. *	500	413,970
Boeing Co. (The) *	8,201	1,718,356
BWX Technologies, Inc.	1,200	172,872
Curtiss-Wright Corp.	374	182,718
General Dynamics Corp.	2,545	742,275
General Electric Co.	2,729	702,417
HEICO Corp.	574	188,272
HEICO Corp., Class A	576	149,040
Howmet Aerospace, Inc.	1,946	362,209
Huntington Ingalls Industries, Inc.	544	131,354
L3Harris Technologies, Inc.	1,258	315,557
Lockheed Martin Corp.	4,139	1,916,936
Moog, Inc., Class A	182	32,937
Northrop Grumman Corp.	1,347	673,473
RTX Corp.	13,121	1,915,928
Textron, Inc.	2,582	207,309
TransDigm Group, Inc.	738	1,122,232
Woodward, Inc.	586	143,623
		11,197,935

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	2,534	243,138
Expeditors International of Washington, Inc.	2,033	232,270
FedEx Corp.	4,493	1,021,304
United Parcel Service, Inc., Class B	14,446	1,458,179
		2,954,891

Automobile Components — 0.1%
Aptiv PLC *	2,924	199,475
Autoliv, Inc.	1,465	163,934
BorgWarner, Inc.	3,685	123,374
		486,783

Automobiles — 1.0%
Ford Motor Co.	8,430	91,466
General Motors Co.	6,389	314,403
Rivian Automotive, Inc., Class A *@	3,399	46,702
Tesla, Inc. *	19,044	6,049,517
		6,502,088

Beverages — 1.3%
Brown-Forman Corp., Class B @	4,083	109,874
Celsius Holdings, Inc. *	1,188	55,111
Coca-Cola Co. (The)	57,587	4,074,280
Coca-Cola Consolidated, Inc.	1,320	147,378
Constellation Brands, Inc., Class A	1,757	285,829
Keurig Dr Pepper, Inc.	3,375	111,577
Molson Coors Beverage Co., Class B	1,400	67,326
Monster Beverage Corp. *	8,929	559,313
PepsiCo, Inc.	26,459	3,493,646
		8,904,334

Biotechnology — 2.2%
AbbVie, Inc.	34,699	6,440,828
Alnylam Pharmaceuticals, Inc. *	1,198	390,656
Amgen, Inc.	11,547	3,224,038
Biogen, Inc. *	1,615	202,828
BioMarin Pharmaceutical, Inc. *	1,169	64,260
Exact Sciences Corp. *	1,421	75,512
Exelixis, Inc. *	3,578	157,700
Gilead Sciences, Inc.	20,378	2,259,309
GRAIL, Inc. *@	262	13,472
Halozyme Therapeutics, Inc. *	3,014	156,788
Incyte Corp. *	894	60,881
Insmed, Inc. *	516	51,930
Moderna, Inc. *	1,128	31,122
Natera, Inc. *	327	55,243
Neurocrine Biosciences, Inc. *	608	76,420
Regeneron Pharmaceuticals, Inc.	639	335,475
United Therapeutics Corp. *	544	156,319
Vertex Pharmaceuticals, Inc. *	2,429	1,081,391
		14,834,172

Broadline Retail — 4.2%
Amazon.com, Inc. *	125,219	27,471,796
Coupang, Inc. *	6,806	203,908
eBay, Inc.	6,141	457,259
Etsy, Inc. *	1,250	62,700
Ollie’s Bargain Outlet Holdings, Inc. *	691	91,060
		28,286,723

Building Products — 0.6%
A.O. Smith Corp.	1,521	99,732
AAON, Inc.	253	18,659
Advanced Drainage Systems, Inc.	200	22,972
Allegion PLC	2,478	357,129
Armstrong World Industries, Inc.	243	39,473
AZEK Co., Inc. (The) *	968	52,611
Builders FirstSource, Inc. *	2,521	294,176
Carlisle Cos., Inc.	646	241,216
Carrier Global Corp.	5,139	376,123
Fortune Brands Innovations, Inc.	1,834	94,414
Johnson Controls International PLC	580	61,260
Lennox International, Inc.	638	365,727
Masco Corp.	4,275	275,139
Owens Corning	1,257	172,863
Simpson Manufacturing Co., Inc.	116	18,016
Trane Technologies PLC	3,115	1,362,532
Trex Co., Inc. *	2,464	133,992
UFP Industries, Inc.	812	80,680
Zurn Elkay Water Solutions Corp.	642	23,478
		4,090,192
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	600	$118,062
Ameriprise Financial, Inc.	1,564	834,754
Ares Management Corp., Class A	1,606	278,159
Bank of New York Mellon Corp. (The)	4,707	428,855
Blackrock, Inc.	1,265	1,327,301
Blackstone, Inc.	6,683	999,643
Carlyle Group, Inc. (The)	1,219	62,657
Cboe Global Markets, Inc.	1,028	239,740
Charles Schwab Corp. (The)	14,444	1,317,871
CME Group, Inc.	2,477	682,711
Coinbase Global, Inc., Class A *	739	259,012
Evercore, Inc., Class A	400	108,008
FactSet Research Systems, Inc.	506	226,324
Franklin Resources, Inc.	2,732	65,158
Goldman Sachs Group, Inc. (The)	2,257	1,597,392
Hamilton Lane, Inc., Class A	723	102,753
Houlihan Lokey, Inc.	916	164,834
Interactive Brokers Group, Inc., Class A	3,848	213,218
Intercontinental Exchange, Inc.	3,821	701,039
Invesco Ltd.	2,611	41,175
Janus Henderson Group PLC	1,850	71,854
Jefferies Financial Group, Inc.	1,620	88,598
KKR & Co., Inc.	5,286	703,197
LPL Financial Holdings, Inc.	1,322	495,710
MarketAxess Holdings, Inc.	627	140,034
Moody’s Corp.	2,659	1,333,728
Morgan Stanley	13,418	1,890,059
Morningstar, Inc.	304	95,435
MSCI, Inc.	1,016	585,968
Nasdaq, Inc.	3,887	347,576
Northern Trust Corp.	1,618	205,146
Raymond James Financial, Inc.	1,945	298,305
Robinhood Markets, Inc., Class A *	1,886	176,586
S&P Global, Inc.	2,070	1,091,490
SEI Investments Co.	1,932	173,609
State Street Corp.	1,628	173,121
Stifel Financial Corp.	1,678	174,143
T Rowe Price Group, Inc.	3,705	357,532
Tradeweb Markets, Inc., Class A	325	47,580
		18,218,337

Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,422	683,149
Albemarle Corp.	956	59,913
Axalta Coating Systems Ltd. *	1,604	47,623
Balchem Corp.	630	100,296
Cabot Corp.	991	74,325
Celanese Corp.	1,241	68,665
CF Industries Holdings, Inc.	2,192	201,664
Corteva, Inc.	5,428	404,549
Dow, Inc.	4,511	119,451
DuPont de Nemours, Inc.	1,434	98,358
Eastman Chemical Co.	1,476	110,198
Ecolab, Inc.	3,375	909,360
Element Solutions, Inc.	3,767	85,323
International Flavors & Fragrances, Inc.	2,270	166,958
Linde PLC	4,857	2,278,807
LyondellBasell Industries NV, Class A	4,468	258,518
Mosaic Co. (The)	3,485	127,133
PPG Industries, Inc.	3,241	368,664
RPM International, Inc.	1,681	184,641
Sherwin Williams Co. (The)	4,148	1,424,257
Westlake Corp.	439	33,333
		7,805,185

Commercial Banks — 2.6%
Bank of America Corp.	51,509	2,437,406
BOK Financial Corp.	300	29,289
Cadence Bank	2,969	94,949
Citigroup, Inc.	5,386	458,456
Citizens Financial Group, Inc.	454	20,317
Comerica, Inc.	957	57,085
Commerce Bancshares, Inc.	2,628	163,383
Cullen/Frost Bankers, Inc.	699	89,849
East West Bancorp, Inc.	1,781	179,845
Fifth Third Bancorp	7,840	322,459
First Citizens Bancshares, Inc., Class A	112	219,125
First Financial Bankshares, Inc.	1,684	60,590
First Horizon Corp.	3,862	81,874
FNB Corp.	5,930	86,459
Home BancShares, Inc.	1,840	52,366
Huntington Bancshares, Inc.	7,352	123,220
JPMorgan Chase & Co.	27,294	7,912,804
KeyCorp	4,839	84,295
M&T Bank Corp.	522	101,263
Old National Bancorp	2,043	43,598
Pinnacle Financial Partners, Inc.	731	80,710
PNC Financial Services Group, Inc. (The)	2,775	517,316
Popular, Inc.	1,642	180,965
Prosperity Bancshares, Inc.	1,026	72,066
Regions Financial Corp.	3,661	86,107
SouthState Corp.	400	36,812
Synovus Financial Corp.	1,811	93,719
Truist Financial Corp.	3,912	168,177
U.S. Bancorp	16,477	745,584
UMB Financial Corp.	355	37,332

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
Webster Financial Corp.	377	$20,584
Wells Fargo & Co.	31,501	2,523,860
Western Alliance Bancorp	1,740	135,685
Wintrust Financial Corp.	600	74,388
Zions Bancorp NA	2,092	108,658
		17,500,595

Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	549	63,344
Cintas Corp.	5,991	1,335,214
Clean Harbors, Inc. *	770	178,009
Copart, Inc. *	8,667	425,290
MSA Safety, Inc.	600	100,518
Republic Services, Inc.	2,885	711,470
Rollins, Inc.	4,629	261,168
Tetra Tech, Inc.	3,200	115,072
Veralto Corp.	2,108	212,802
Waste Management, Inc.	6,609	1,512,271
		4,915,158

Communications Equipment — 0 .9%
Arista Networks, Inc. *	10,520	1,076,301
Ciena Corp. *	2,569	208,937
Cisco Systems, Inc.	48,649	3,375,268
F5, Inc. *	679	199,843
Motorola Solutions, Inc.	2,888	1,214,288
		6,074,637

Computers & Peripherals — 5.1%
Apple, Inc.	156,653	32,140,496
Dell Technologies, Inc., Class C	3,734	457,788
Hewlett Packard Enterprise Co.	6,204	126,872
HP, Inc.	17,328	423,843
NetApp, Inc.	4,285	456,567
Pure Storage, Inc., Class A *	2,027	116,715
Sandisk Corp. *	821	37,232
Seagate Technology Holdings PLC	2,827	408,021
Western Digital Corp. @	2,465	157,735
		34,325,269

Construction & Engineering — 0.2%
AECOM	1,355	152,925
API Group Corp. *	1,855	94,698
Comfort Systems USA, Inc.	533	285,800
EMCOR Group, Inc.	656	350,888
Everus Construction Group, Inc. *	1	64
Fluor Corp. *	831	42,605
MasTec, Inc. *	736	125,436
Quanta Services, Inc.	1,481	559,937
Valmont Industries, Inc.	200	65,314
		1,677,667

Construction Materials — 0.1%
CRH PLC	936	85,925
Eagle Materials, Inc.	548	110,756
Martin Marietta Materials, Inc.	602	330,474
Vulcan Materials Co.	1,521	396,707
		923,862

Consumer Finance — 0.6%
Ally Financial, Inc.	1,983	77,238
American Express Co.	9,168	2,924,409
Capital One Financial Corp.	4,202	894,017
Credit Acceptance Corp. *@	86	43,811
OneMain Holdings, Inc.	677	38,589
SLM Corp.	800	26,232
SoFi Technologies, Inc. *	6,056	110,280
Synchrony Financial	2,776	185,270
		4,299,846

Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	714	15,358
BJ’s Wholesale Club Holdings, Inc. *	2,341	252,430
Casey’s General Stores, Inc.	442	225,539
Costco Wholesale Corp.	6,712	6,644,477
Dollar General Corp.	4,801	549,138
Dollar Tree, Inc. *	1,472	145,787
Kroger Co. (The)	12,248	878,549
Performance Food Group Co. *	1,336	116,860
Sprouts Farmers Market, Inc. *	1,478	243,338
Sysco Corp.	9,579	725,514
Target Corp.	10,492	1,035,036
U.S. Foods Holding Corp. *	1,600	123,216
Walmart, Inc.	59,102	5,778,994
		16,734,236

Containers & Packaging — 0.3%
Amcor PLC	32,254	296,414
AptarGroup, Inc.	845	132,183
Avery Dennison Corp.	2,232	391,649
Ball Corp.	3,018	169,280
Crown Holdings, Inc.	1,714	176,508
Graphic Packaging Holding Co.	4,358	91,823
International Paper Co.	4,336	203,055
Packaging Corp. of America	1,211	228,213
Silgan Holdings, Inc.	991	53,692
Smurfit WestRock PLC	1	43
		1,742,860

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Distributors — 0.1%
Genuine Parts Co.	2,179	$264,335
LKQ Corp.	4,303	159,254
Pool Corp. @	665	193,834
		617,423

Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	33,778
Bright Horizons Family Solutions, Inc. *	639	78,974
Duolingo, Inc. *	94	38,542
H&R Block, Inc.	2,885	158,358
Service Corp. International	2,254	183,476
		493,128

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	55,778	1,614,215
Sunrise Communications AG, Class A, ADR @*	408	23,073
Verizon Communications, Inc.	61,775	2,673,004
		4,310,292

Electric Utilities — 1.8%
Alliant Energy Corp.	4,621	279,432
American Electric Power Co., Inc.	8,417	873,348
Constellation Energy Corp.	4,140	1,336,226
Duke Energy Corp.	12,780	1,508,040
Edison International	6,635	342,366
Entergy Corp.	5,738	476,943
Evergy, Inc.	3,652	251,732
Eversource Energy	5,876	373,831
Exelon Corp.	15,965	693,200
FirstEnergy Corp.	8,176	329,166
IDACORP, Inc.	647	74,696
NextEra Energy, Inc.	26,939	1,870,105
NRG Energy, Inc.	5,256	844,009
OGE Energy Corp.	3,314	147,075
PG&E Corp.	2,100	29,274
Pinnacle West Capital Corp.	1,978	176,972
PPL Corp.	9,200	311,788
Southern Co. (The)	17,830	1,637,329
Xcel Energy, Inc.	9,222	628,018
		12,183,550

Electrical Equipment — 0.7%
Acuity, Inc.	354	105,612
AMETEK, Inc.	2,307	417,475
Eaton Corp. PLC	4,909	1,752,464
Emerson Electric Co.	5,965	795,314
GE Vernova, Inc.	682	360,880
Generac Holdings, Inc. *	762	109,126
Hubbell, Inc.	711	290,380
NEXTracker, Inc., Class A *	947	51,488
nVent Electric PLC	1,736	127,162
Ralliant Corp. *	749	36,335
Regal Rexnord Corp.	1,098	159,166
Rockwell Automation, Inc.	1,487	493,937
Vertiv Holdings Co., Class A	1,257	161,411
		4,860,750

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	15,840	1,564,200
Arrow Electronics, Inc. *	830	105,767
Badger Meter, Inc.	331	81,078
CDW Corp.	2,939	524,876
Coherent Corp. *	812	72,438
Corning, Inc.	8,949	470,628
Fabrinet *	506	149,108
Flex Ltd. *	5,442	271,665
Jabil, Inc.	2,109	459,973
Keysight Technologies, Inc. *	1,745	285,936
TD SYNNEX Corp.	836	113,445
TE Connectivity PLC	3,575	602,995
Teledyne Technologies, Inc. *	315	161,378
Trimble, Inc. *	1,892	143,754
Vontier Corp.	3,024	111,586
Zebra Technologies Corp., Class A *	374	115,327
		5,234,154

Energy Equipment & Services — 0.1%
Baker Hughes Co.	3,464	132,810
Halliburton Co.	2,470	50,339
Schlumberger NV	9,537	322,350
TechnipFMC PLC	4,963	170,926
		676,425

Entertainment — 1.6%
Atlanta Braves Holdings, Inc., Class C *	58	2,713
Electronic Arts, Inc.	2,343	374,177
Liberty Media Corp.-Liberty Formula One, Class A *	2	190
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	180,054
Liberty Media Corp.-Liberty Live, Class A *	328	26,069
Liberty Media Corp.-Liberty Live, Class C *	367	29,786
Live Nation Entertainment, Inc. *	2,466	373,056
Madison Square Garden Sports Corp. *	279	58,297

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Entertainment (Continued)
Netflix, Inc. *	4,747	$6,356,850
ROBLOX Corp., Class A *	2,017	212,188
Spotify Technology SA *	572	438,918
Take-Two Interactive Software, Inc. *	2,052	498,328
TKO Group Holdings, Inc.	628	114,265
Walt Disney Co. (The)	14,767	1,831,256
Warner Bros Discovery, Inc. *	7,497	85,916
Warner Music Group Corp., Class A	1,467	39,961
		10,622,024

Financial Services — 4.4%
Affirm Holdings, Inc. *	1,361	94,100
Apollo Global Management, Inc.	5,497	779,859
Berkshire Hathaway, Inc., Class B *	12,209	5,930,766
Block, Inc. *	2,239	152,095
Corebridge Financial, Inc.	814	28,897
Corpay, Inc. *	1,396	463,221
Equitable Holdings, Inc.	7,584	425,462
Essent Group Ltd.	700	42,511
Euronet Worldwide, Inc. *	39	3,954
Fidelity National Information Services, Inc.	5,177	421,460
Fiserv, Inc. *	5,324	917,911
Global Payments, Inc.	2,160	172,886
Jack Henry & Associates, Inc.	953	171,702
Jackson Financial, Inc., Class A	477	42,353
MasterCard, Inc., Class A	15,945	8,960,133
MGIC Investment Corp.	4,400	122,496
PayPal Holdings, Inc. *	9,049	672,522
Rocket Cos., Inc., Class A @	1,367	19,384
Shift4 Payments, Inc., Class A *@	780	77,306
Toast, Inc., Class A *	2,632	116,571
Visa, Inc., Class A	28,029	9,951,696
Voya Financial, Inc.	1,206	85,626
		29,652,911

Food Products — 0.5%
Archer-Daniels-Midland Co.	455	24,015
Bunge Global SA	836	67,114
Campbell’s Co. (The)	2,104	64,488
Conagra Brands, Inc.	1,972	40,367
Flowers Foods, Inc.	2	32
General Mills, Inc.	8,511	440,955
Hershey Co. (The)	2,946	488,889
Hormel Foods Corp.	3,316	100,309
Ingredion, Inc.	866	117,447
J.M. Smucker Co. (The)	1,268	124,517
Kraft Heinz Co. (The)	3,268	84,380
Lamb Weston Holdings, Inc.	3,492	181,060
McCormick & Co., Inc.	2,892	219,271
Mondelez International, Inc., Class A	11,759	793,027
Pilgrim’s Pride Corp.	940	42,281
Post Holdings, Inc. *	1,136	123,858
Tyson Foods, Inc., Class A	2,688	150,367
		3,062,377

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	363,700
MDU Resources Group, Inc.	1	17
National Fuel Gas Co.	1,600	135,536
Southwest Gas Holdings, Inc.	300	22,317
UGI Corp. @	2,799	101,939
		623,509

Ground Transportation — 0.9%
CSX Corp.	30,853	1,006,733
JB Hunt Transport Services, Inc.	1,094	157,099
Knight-Swift Transportation Holdings, Inc.	2,249	99,473
Norfolk Southern Corp.	2,236	572,349
Old Dominion Freight Line, Inc.	2,534	411,268
Ryder System, Inc.	259	41,181
Saia, Inc. *	200	54,798
U-Haul Holding Co.	1,188	64,592
U-Haul Holding Co. *@	152	9,205
Uber Technologies, Inc. *	9,836	917,699
Union Pacific Corp.	9,813	2,257,775
XPO, Inc. *	1,934	244,245
		5,836,417

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	18,506	2,517,001
ABIOMED, Inc. CVR ¶*§	350	—
Align Technology, Inc. *	581	110,001
Baxter International, Inc.	5,511	166,873
Becton Dickinson & Co.	1,681	289,552
Boston Scientific Corp. *	10,979	1,179,254
Cooper Cos., Inc. (The) *	1,444	102,755
Dexcom, Inc. *	3,076	268,504
Edwards Lifesciences Corp. *	3,957	309,477
Envista Holdings Corp. *	1	20
GE HealthCare Technologies, Inc.	909	67,330
Globus Medical, Inc., Class A *	57	3,364
Hologic, Inc. *	2,522	164,333
IDEXX Laboratories, Inc. *	1,317	706,360
Insulet Corp. *	740	232,493
Intuitive Surgical, Inc. *	1,973	1,072,148
Lantheus Holdings, Inc. *@	438	35,855
Medtronic PLC	9,595	836,396
Merit Medical Systems, Inc. *	769	71,886
Penumbra, Inc. *	300	76,989
ResMed, Inc.	1,455	375,390
Solventum Corp. *	3,287	249,286
STERIS PLC	889	213,556

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Stryker Corp.	3,389	$1,340,790
Teleflex, Inc.	364	43,083
Zimmer Biomet Holdings, Inc.	1,186	108,175
		10,540,871

Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	3,943	662,424
Cencora, Inc.	2,652	795,202
Centene Corp. *	3,666	198,991
Chemed Corp.	339	165,069
Cigna Group (The)	2,633	870,417
CorVel Corp. *	300	30,834
CVS Health Corp.	4,313	297,511
DaVita, Inc. *	544	77,493
Elevance Health, Inc.	2,219	863,102
Encompass Health Corp.	1,356	166,286
Ensign Group, Inc. (The)	687	105,977
HCA Healthcare, Inc.	2,371	908,330
HealthEquity, Inc. *	331	34,676
Henry Schein, Inc. *@	1,827	133,462
Humana, Inc.	1,186	289,953
Labcorp Holdings, Inc.	579	151,993
McKesson Corp.	1,644	1,204,690
Molina Healthcare, Inc. *	831	247,555
Quest Diagnostics, Inc.	980	176,038
Tenet Healthcare Corp. *	1,281	225,456
UnitedHealth Group, Inc.	8,939	2,788,700
Universal Health Services, Inc., Class B	662	119,921
		10,514,080

Health Care Technology — 0.1%
Doximity, Inc., Class A *	742	45,514
Veeva Systems, Inc., Class A *	1,016	292,588
		338,102

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	1,780	235,565
Aramark	2,445	102,372
Booking Holdings, Inc.	427	2,472,005
Brinker International, Inc. *	491	88,542
Caesars Entertainment, Inc. *@	1,253	35,573
Carnival Corp. *	2,589	72,803
Chipotle Mexican Grill, Inc. *	21,150	1,187,572
Choice Hotels International, Inc. @	413	52,401
Churchill Downs, Inc.	1,048	105,848
Darden Restaurants, Inc.	1,935	421,772
Domino’s Pizza, Inc.	426	191,956
DoorDash, Inc., Class A *	392	96,632
DraftKings, Inc., Class A *	2,512	107,740
Dutch Bros, Inc., Class A *	691	47,244
Expedia Group, Inc.	2,025	341,577
Hilton Worldwide Holdings, Inc.	3,388	902,360
Hyatt Hotels Corp., Class A @	300	41,895
Las Vegas Sands Corp.	3,185	138,579
Light & Wonder, Inc. *	727	69,981
Marriott International, Inc., Class A	3,059	835,749
McDonald’s Corp.	9,357	2,733,835
Norwegian Cruise Line Holdings Ltd. *	2,479	50,274
Planet Fitness, Inc., Class A *	1,127	122,899
Royal Caribbean Cruises Ltd.	2,550	798,507
Starbucks Corp.	14,871	1,362,630
Texas Roadhouse, Inc.	971	181,975
Vail Resorts, Inc. @	666	104,649
Wingstop, Inc.	324	109,104
Wyndham Hotels & Resorts, Inc.	1,412	114,669
Wynn Resorts Ltd. @	738	69,128
Yum! Brands, Inc.	3,703	548,711
		13,744,547

Household Durables — 0.3%
DR Horton, Inc.	2,791	359,816
Garmin Ltd.	1,512	315,585
Lennar Corp., Class A	1,950	215,689
Lennar Corp., Class B @	72	7,578
Mohawk Industries, Inc. *	600	62,904
NVR, Inc. *	44	324,969
PulteGroup, Inc.	2,304	242,980
SharkNinja, Inc. *	397	39,299
Somnigroup International, Inc. @	3,440	234,092
Taylor Morrison Home Corp. *	1,243	76,345
Toll Brothers, Inc.	1,295	147,798
TopBuild Corp. *	500	161,870
Whirlpool Corp. @	1,199	121,603
		2,310,528

Household Products — 1.2%
Church & Dwight Co., Inc.	1,955	187,895
Clorox Co. (The)	2,311	277,482
Colgate-Palmolive Co.	12,032	1,093,709
Kimberly-Clark Corp.	4,287	552,680
Procter & Gamble Co. (The)	38,727	6,169,985
		8,281,751

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	115,720
Clearway Energy, Inc., Class C	2,400	76,800
Ormat Technologies, Inc.	300	25,128
Vistra Corp.	3,161	612,633
		830,281

Industrial Conglomerates — 0.5%
3M Co.	5,998	913,135
Honeywell International, Inc.	9,442	2,198,853
		3,111,988

Insurance — 2.1%
Aflac, Inc.	4,376	461,493
Allstate Corp. (The)	2,506	504,483
American Financial Group, Inc.	429	54,144

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Insurance (Continued)
American International Group, Inc.	8,089	$692,338
Aon PLC, Class A	4,021	1,434,532
Arch Capital Group Ltd.	3,373	307,112
Arthur J Gallagher & Co.	1,706	546,125
Assurant, Inc.	793	156,610
Axis Capital Holdings Ltd.	1,300	134,966
Brown & Brown, Inc.	2,460	272,740
Chubb Ltd.	3,276	949,123
Cincinnati Financial Corp.	1,150	171,258
Erie Indemnity Co., Class A	350	121,376
Everest Group Ltd.	191	64,911
F&G Annuities & Life, Inc.	306	9,786
Fidelity National Financial, Inc.	2,857	160,163
First American Financial Corp.	2,024	124,253
Globe Life, Inc.	959	119,194
Hanover Insurance Group, Inc. (The)	243	41,278
Hartford Insurance Group, Inc. (The)	4,796	608,469
Kinsale Capital Group, Inc.	257	124,362
Lincoln National Corp.	1,449	50,135
Loews Corp.	1,471	134,832
Markel Group, Inc. *	100	199,736
Marsh & McLennan Cos., Inc.	7,886	1,724,195
MetLife, Inc.	4,850	390,037
Old Republic International Corp.	2,863	110,054
Primerica, Inc.	435	119,046
Principal Financial Group, Inc.	2,619	208,027
Progressive Corp. (The)	6,652	1,775,153
Prudential Financial, Inc.	957	102,820
Reinsurance Group of America, Inc.	649	128,736
RenaissanceRe Holdings Ltd.	783	190,191
RLI Corp.	1,020	73,664
Selective Insurance Group, Inc.	829	71,833
Travelers Cos., Inc. (The)	5,041	1,348,669
Unum Group	1,700	137,292
W R Berkley Corp.	3,002	220,557
Willis Towers Watson PLC	1,050	321,825
		14,365,518

Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	70,180	12,367,821
Alphabet, Inc., Class C	70,345	12,478,500
Match Group, Inc.	2,359	72,870
Meta Platforms, Inc., Class A	34,924	25,777,055
		50,696,246

IT Services — 1.5%
Accenture PLC, Class A	8,280	2,474,809
Akamai Technologies, Inc. *	1,909	152,262
Amdocs Ltd.	2,260	206,202
Cloudflare, Inc., Class A *	1,142	223,638
Cognizant Technology Solutions Corp., Class A	4,925	384,298
EPAM Systems, Inc. *	639	112,988
Gartner, Inc. *	1,538	621,690
GoDaddy, Inc., Class A *	2,137	384,788
International Business Machines Corp.	16,047	4,730,335
Kyndryl Holdings, Inc. *	900	37,764
MongoDB, Inc. *	284	59,637
Okta, Inc. *	1,243	124,263
Snowflake, Inc., Class A *	834	186,624
Twilio, Inc., Class A *	609	75,735
VeriSign, Inc.	1,126	325,189
		10,100,222

Leisure Equipment & Products — 0.0%
Hasbro, Inc.	2,087	154,062
Mattel, Inc. *	2,404	47,407
		201,469

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,790	329,248
Bio-Rad Laboratories, Inc., Class A *	223	53,814
Bio-Techne Corp.	1,750	90,037
Bruker Corp.	2,044	84,213
Charles River Laboratories International, Inc. *	640	97,107
Danaher Corp.	5,687	1,123,410
ICON PLC *	70	10,181
Illumina, Inc. *	1,155	110,199
IQVIA Holdings, Inc. *	2,227	350,953
Medpace Holdings, Inc. *	500	156,930
Mettler-Toledo International, Inc. *	306	359,464
Repligen Corp. *	355	44,155
Revvity, Inc.	1,223	118,289
Thermo Fisher Scientific, Inc.	2,491	1,010,001
Waters Corp. *	991	345,899
West Pharmaceutical Services, Inc.	759	166,069
		4,449,969

Machinery — 1.9%
AGCO Corp.	932	96,145
Allison Transmission Holdings, Inc.	1,376	130,706
Caterpillar, Inc.	7,693	2,986,500
Chart Industries, Inc. *	259	42,644
CNH Industrial NV	6,879	89,152
Crane Co.	560	106,338
Cummins, Inc.	1,437	470,618
Deere & Co.	3,381	1,719,205
Donaldson Co., Inc.	2,651	183,847
Dover Corp.	1,494	273,746
Esab Corp.	564	67,990
Federal Signal Corp.	808	85,987
Flowserve Corp.	1,589	83,184

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Machinery (Continued)
Fortive Corp.	2,248	$117,188
Franklin Electric Co., Inc.	300	26,922
Graco, Inc.	1,969	169,275
IDEX Corp.	881	154,677
Illinois Tool Works, Inc.	6,432	1,590,312
Ingersoll Rand, Inc.	2,640	219,595
ITT, Inc.	917	143,813
Lincoln Electric Holdings, Inc.	920	190,734
Middleby Corp. (The) *	1,043	150,192
Mueller Industries, Inc.	776	61,669
Nordson Corp.	589	126,264
Oshkosh Corp.	1,453	164,974
Otis Worldwide Corp.	5,642	558,671
PACCAR, Inc.	5,173	491,745
Parker-Hannifin Corp.	1,277	891,946
Pentair PLC	1,393	143,005
RBC Bearings, Inc. *	421	162,001
Snap-on, Inc.	632	196,666
SPX Technologies, Inc. *	182	30,518
Stanley Black & Decker, Inc.	1,936	131,164
Toro Co. (The)	1,330	94,004
Watts Water Technologies, Inc., Class A	400	98,356
Westinghouse Air Brake Technologies Corp.	1,144	239,497
Xylem, Inc.	1,764	228,191
		12,717,441

Marine Transportation — 0.0%
Kirby Corp. *	322	36,518

Media — 0.6%
Charter Communications, Inc., Class A *@	1,915	782,871
Comcast Corp., Class A	58,373	2,083,332
Fox Corp. Class A	3,686	206,564
Fox Corp., Class B	661	34,128
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	148,373
Liberty Broadband Corp., Class A *	39	3,815
Liberty Broadband Corp., Class C *	1,043	102,610
New York Times Co. (The), Class A	749	41,929
News Corp., Class A	3,913	116,294
News Corp., Class B @	1,525	52,323
Omnicom Group, Inc.	4,831	347,542
Paramount Global, Class A	616	14,137
Paramount Global, Class B	1,143	14,745
Sirius XM Holdings, Inc.	1,275	29,287
Trade Desk, Inc. (The), Class A *	3,136	225,761
		4,203,711

Metals & Mining — 0.3%
Alcoa Corp.	2,296	67,755
Carpenter Technology Corp.	592	163,617
Commercial Metals Co.	1,475	72,142
Freeport-McMoRan, Inc.	6,585	285,460
Newmont Corp.	4,649	270,851
Nucor Corp.	1,511	195,735
Reliance, Inc.	589	184,887
Royal Gold, Inc.	1,115	198,291
Southern Copper Corp.	1,839	186,052
Steel Dynamics, Inc.	1,501	192,143
		1,816,933

Multi-Utilities — 0.7%
Ameren Corp.	3,328	319,621
CenterPoint Energy, Inc.	6,700	246,158
CMS Energy Corp.	5,199	360,187
Consolidated Edison, Inc.	5,063	508,072
Dominion Energy, Inc.	13,388	756,690
DTE Energy Co.	3,247	430,097
NiSource, Inc.	5,791	233,609
Public Service Enterprise Group, Inc.	8,415	708,375
Sempra	5,686	430,828
WEC Energy Group, Inc.	4,251	442,954
		4,436,591

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	3,600	68,220
Antero Resources Corp. *	3,300	132,924
Cheniere Energy, Inc.	3,667	892,988
Chevron Corp.	14,873	2,129,665
ConocoPhillips	17,157	1,539,669
Coterra Energy, Inc.	8,623	218,852
Devon Energy Corp.	4,928	156,760
Diamondback Energy, Inc.	1,132	155,537
DT Midstream, Inc.	1,111	122,110
EOG Resources, Inc.	6,790	812,152
EQT Corp.	3,800	221,616
Expand Energy Corp.	2,016	235,751
Exxon Mobil Corp.	44,247	4,769,827
Hess Corp.	3,997	553,744
HF Sinclair Corp.	2,161	88,774
Kinder Morgan, Inc.	8,265	242,991
Marathon Petroleum Corp.	2,105	349,661
Matador Resources Co.	1,362	64,995
Occidental Petroleum Corp.	12,838	539,324
ONEOK, Inc.	6,204	506,432
Ovintiv, Inc.	3,035	115,482
Phillips 66	2,402	286,559
Range Resources Corp.	3,129	127,256
Targa Resources Corp.	1,997	347,638
Texas Pacific Land Corp.	174	183,812
Valero Energy Corp.	2,058	276,636
Vitesse Energy, Inc.	190	4,197
Williams Cos., Inc. (The)	11,984	752,715
		15,896,287

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	$87,710

Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	912	45,126
American Airlines Group, Inc. *@	4,400	49,368
Delta Air Lines, Inc.	4,487	220,670
Southwest Airlines Co. @	5,800	188,152
United Airlines Holdings, Inc. *	2,884	229,653
		732,969

Personal Products — 0.2%
BellRing Brands, Inc. *	2,728	158,033
Estee Lauder Cos., Inc. (The), Class A	3,525	284,820
Kenvue, Inc.	29,296	613,165
		1,056,018

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	15,925	737,168
Elanco Animal Health, Inc. *@	4,517	64,503
Eli Lilly & Co.	15,842	12,349,314
Jazz Pharmaceuticals PLC *	1,092	115,883
Johnson & Johnson	34,649	5,292,635
Merck & Co., Inc.	33,114	2,621,304
Pfizer, Inc.	42,944	1,040,962
Royalty Pharma PLC, Class A	1,519	54,730
Viatris, Inc.	10,369	92,595
Zoetis, Inc.	7,283	1,135,784
		23,504,878

Professional Services — 1.0%
Amentum Holdings, Inc. *@	206	4,864
Automatic Data Processing, Inc.	7,063	2,178,229
Booz Allen Hamilton Holding Corp.	3,549	369,557
Broadridge Financial Solutions, Inc.	1,956	475,367
CACI International, Inc., Class A *	457	217,852
Concentrix Corp. @	144	7,611
Dayforce, Inc. *	995	55,113
Equifax, Inc.	1,224	317,469
ExlService Holdings, Inc. *	1,320	57,803
FTI Consulting, Inc. *	662	106,913
Genpact Ltd.	2,839	124,944
Jacobs Solutions, Inc.	195	25,633
KBR, Inc.	2,177	104,365
Leidos Holdings, Inc.	1,015	160,126
Parsons Corp. *	540	38,756
Paychex, Inc.	5,938	863,742
Paycom Software, Inc.	888	205,483
Paylocity Holding Corp. *	668	121,035
SS&C Technologies Holdings, Inc.	3,246	268,769
TransUnion	2,099	184,712
Verisk Analytics, Inc.	2,746	855,379
		6,743,722

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2,928	410,271
CoStar Group, Inc. *	2,760	221,904
Jones Lang LaSalle, Inc. *	303	77,501
Zillow Group, Inc., Class A *@	436	29,862
Zillow Group, Inc., Class C *	1,159	81,188
		820,726

Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc. *	11,782	1,671,866
Analog Devices, Inc.	3,247	772,851
Applied Materials, Inc.	10,509	1,923,883
Broadcom, Inc.	47,350	13,052,027
Cirrus Logic, Inc. *	899	93,725
Enphase Energy, Inc. *	1,883	74,661
Entegris, Inc.	1,569	126,540
First Solar, Inc. *@	1,023	169,347
Intel Corp.	40,658	910,739
KLA Corp.	2,606	2,334,298
Lam Research Corp.	21,008	2,044,919
Lattice Semiconductor Corp. *	859	42,082
MACOM Technology Solutions Holdings, Inc. *	654	93,712
Marvell Technology, Inc.	6,331	490,019
Microchip Technology, Inc.	7,490	527,071
Micron Technology, Inc.	7,907	974,538
MKS, Inc. @	347	34,478
Monolithic Power Systems, Inc.	470	343,749
NVIDIA Corp.	280,061	44,246,837
NXP Semiconductors NV	1,369	299,113
ON Semiconductor Corp. *	5,429	284,534
Onto Innovation, Inc. *	307	30,985
Qorvo, Inc. *	1,305	110,808
QUALCOMM, Inc.	16,133	2,569,342
Skyworks Solutions, Inc.	1,474	109,842
Teradyne, Inc.	1,789	160,867
Texas Instruments, Inc.	11,896	2,469,848
Universal Display Corp.	786	121,406
		76,084,087

Software — 9.4%
Adobe, Inc. *	6,972	2,697,327
Appfolio, Inc., Class A *	96	22,107
AppLovin Corp., Class A *	1,162	406,793
Atlassian Corp., Class A *	1,245	252,847
Autodesk, Inc. *	2,329	720,989
Bentley Systems, Inc., Class B	2,343	126,452
Cadence Design Systems, Inc. *	2,824	870,216
CCC Intelligent Solutions Holdings, Inc. *	3,847	36,200
Crowdstrike Holdings, Inc., Class A *	825	420,181
Datadog, Inc., Class A *	784	105,315
DocuSign, Inc. *	1,359	105,852
Dolby Laboratories, Inc., Class A	938	69,656
Dropbox, Inc., Class A *	3,142	89,861

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Software (Continued)
Dynatrace, Inc. *	1,205	$66,528
Fair Isaac Corp. *	324	592,259
Fortinet, Inc. *	10,538	1,114,077
Gen Digital, Inc.	3,818	112,249
Guidewire Software, Inc. *	488	114,900
HubSpot, Inc. *	406	225,992
InterDigital, Inc. @	105	23,544
Intuit, Inc.	2,742	2,159,681
Manhattan Associates, Inc. *	1,022	201,814
Microsoft Corp.	75,928	37,767,346
Nutanix, Inc., Class A *	1,172	89,588
Oracle Corp.	26,244	5,737,726
Palantir Technologies, Inc., Class A *	13,943	1,900,710
Palo Alto Networks, Inc. *	6,022	1,232,342
Pegasystems, Inc. @	1,150	62,249
Procore Technologies, Inc. *	362	24,768
PTC, Inc. *	1,031	177,683
Qualys, Inc. *	503	71,864
Roper Technologies, Inc.	709	401,890
Salesforce, Inc.	6,264	1,708,130
Samsara, Inc., Class A *	1,046	41,610
SentinelOne, Inc., Class A *	2,184	39,923
ServiceNow, Inc. *	1,553	1,596,608
SPS Commerce, Inc. *	393	53,483
Synopsys, Inc. *	1,534	786,451
Tyler Technologies, Inc. *	290	171,924
Workday, Inc., Class A *	981	235,440
Zoom Communications, Inc. *	832	64,879
Zscaler, Inc. *	705	221,328
		62,920,782

Specialty Retail — 2.4%
AutoNation, Inc. *	654	129,917
AutoZone, Inc. *	220	816,691
Bath & Body Works, Inc.	1,486	44,521
Best Buy Co., Inc.	4,769	320,143
Burlington Stores, Inc. *	571	132,838
CarMax, Inc. *	1,900	127,699
Carvana Co. *	1,078	363,243
Chewy, Inc., Class A *	1,711	72,923
Dick’s Sporting Goods, Inc.	946	187,128
Floor & Decor Holdings, Inc., Class A *	701	53,248
GameStop Corp., Class A *	2,483	60,560
Gap, Inc. (The)	1,878	40,959
Group 1 Automotive, Inc.	57	24,893
Home Depot, Inc. (The)	18,549	6,800,805
Lithia Motors, Inc.	199	67,226
Lowe’s Cos., Inc.	7,334	1,627,195
Murphy USA, Inc.	374	152,143
O’Reilly Automotive, Inc. *	11,280	1,016,666
Penske Automotive Group, Inc.	257	44,155
Ross Stores, Inc.	5,358	683,574
TJX Cos., Inc. (The)	18,249	2,253,569
Tractor Supply Co.	8,708	459,521
Ulta Beauty, Inc. *	736	344,316
Valvoline, Inc. *	466	17,647
Williams-Sonoma, Inc.	2,047	334,418
		16,175,998

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	600	36,648
Crocs, Inc. *	468	47,399
Deckers Outdoor Corp. *	2,200	226,754
Lululemon Athletica, Inc. *	2,254	535,505
NIKE, Inc., Class B	19,778	1,405,029
PVH Corp.	1	68
Ralph Lauren Corp.	507	139,060
Skechers U.S.A., Inc., Class A *	1,800	113,580
Tapestry, Inc.	2,865	251,576
VF Corp. @	1,109	13,031
		2,768,650

Tobacco — 0.8%
Altria Group, Inc.	23,551	1,380,795
Philip Morris International, Inc.	21,340	3,886,654
		5,267,449

Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	75,803
Applied Industrial Technologies, Inc.	374	86,936
Core & Main, Inc., Class A *	1,729	104,345
Fastenal Co.	15,131	635,502
Ferguson Enterprises, Inc.	332	72,293
FTAI Aviation Ltd.	961	110,554
GATX Corp.	410	62,960
SiteOne Landscape Supply, Inc. *	454	54,907
United Rentals, Inc.	1,075	809,905
Watsco, Inc. @	357	157,658
WESCO International, Inc.	596	110,379
WW Grainger, Inc.	720	748,973
		3,030,215

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	483,407
Essential Utilities, Inc.	3,662	136,007
		619,414

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,083	1,687,596
TOTAL COMMON STOCKS (Identified Cost $97,881,027)		639,740,997

MUTUAL FUNDS — 4.2%
Others — 4.2%
DFA U.S. Micro Cap Portfolio	1,012,194	28,533,744

TOTAL MUTUAL FUNDS (Identified Cost $12,139,355)		28,533,744

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.020%	898,428	$898,428

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.350%	127,824	127,824

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,026,252)		1,026,252

Total Investments — 99.9% (Identified Cost $111,046,634)		669,300,993
Cash and Other Assets, Less Liabilities — 0.1%		336,387

Net Assets — 100.0%		$669,637,380

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2025, the fair value of the securities on loan was $3,112,949.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

COMMON STOCKS — 99.7%
Aerospace & Defense — 2.3%
General Dynamics Corp.	7,826	$2,282,531
L3Harris Technologies, Inc.	6,055	1,518,836
Northrop Grumman Corp.	4,548	2,273,909
RTX Corp.	36,091	5,270,008
Textron, Inc.	6,061	486,638
		11,831,922

Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	3,856,996
United Parcel Service, Inc., Class B	4,156	419,507
		4,276,503

Automobile Components — 0.2%
BorgWarner, Inc.	24,241	811,589
Gentex Corp.	863	18,977
		830,566

Automobiles — 1.3%
Ford Motor Co.	170,891	1,854,167
General Motors Co.	98,964	4,870,019
		6,724,186

Beverages — 0.5%
Constellation Brands, Inc., Class A	10,451	1,700,168
Keurig Dr Pepper, Inc.	27,263	901,315
		2,601,483

Biotechnology — 1.0%
Biogen, Inc. *	4,545	570,807
Gilead Sciences, Inc.	24,769	2,746,139
Regeneron Pharmaceuticals, Inc.	3,232	1,696,800
United Therapeutics Corp. *	683	196,260
		5,210,006

Broadline Retail — 0.3%
eBay, Inc.	20,328	1,513,623

Building Products — 1.2%
Builders FirstSource, Inc. *	5,259	613,673
Carrier Global Corp.	14,950	1,094,191
Fortune Brands Innovations, Inc.	11,027	567,670
Johnson Controls International PLC	34,370	3,630,159
Owens Corning	4,150	570,708
		6,476,401

Capital Markets — 4.3%
Bank of New York Mellon Corp. (The)	49,756	4,533,269
Franklin Resources, Inc.	5,210	124,258
Goldman Sachs Group, Inc. (The)	11,884	8,410,901
Jefferies Financial Group, Inc.	3,449	188,626
Morgan Stanley	52,586	7,407,264
Northern Trust Corp.	938	118,929
Raymond James Financial, Inc.	4,361	668,847
State Street Corp.	10,112	1,075,310
T Rowe Price Group, Inc.	1,285	124,003
		22,651,407

Chemicals — 3.0%
Air Products & Chemicals, Inc.	5,579	1,573,613
CF Industries Holdings, Inc.	9,615	884,580
Corteva, Inc.	18,513	1,379,774
Dow, Inc.	51,700	1,369,016
DuPont de Nemours, Inc.	10,913	748,523
Eastman Chemical Co.	11,080	827,233
International Flavors & Fragrances, Inc.	6,709	493,447
Linde PLC	12,036	5,647,050
LyondellBasell Industries NV, Class A	21,390	1,237,625
PPG Industries, Inc.	8,879	1,009,986
Westlake Corp.	4,853	368,488
		15,539,335

Commercial Banks — 11.0%
Bank of America Corp.	90,136	4,265,236
Citigroup, Inc.	42,851	3,647,477
Citizens Financial Group, Inc.	15,595	697,876
East West Bancorp, Inc.	2,390	241,342
Fifth Third Bancorp	70,601	2,903,819
First Citizens Bancshares, Inc., Class A	153	299,340
Huntington Bancshares, Inc.	72,900	1,221,804
JPMorgan Chase & Co.	87,889	25,479,900
KeyCorp	33,936	591,165
M&T Bank Corp.	3,759	729,208
PNC Financial Services Group, Inc. (The)	11,566	2,156,134
Regions Financial Corp.	119,937	2,820,918
Truist Financial Corp.	45,621	1,961,247
U.S. Bancorp	40,031	1,811,403
Wells Fargo & Co.	109,689	8,788,283
Zions Bancorp NA	4,933	256,220
		57,871,372

Commercial Services & Supplies — 0.0%
Republic Services, Inc.	294	72,503

Communications Equipment — 1.9%
Cisco Systems, Inc.	139,870	9,704,181
F5, Inc. *	869	255,764
		9,959,945
Computers & Peripherals — 0.8%
Dell Technologies, Inc., Class C	861	105,559
Hewlett Packard Enterprise Co.	141,847	2,900,771
HP, Inc.	4,715	115,329
Sandisk Corp. *	5,006	227,022
Western Digital Corp. @	15,020	961,130
		4,309,811
Construction Materials — 1.2%
CRH PLC	19,422	1,782,940
Martin Marietta Materials, Inc.	4,136	2,270,498
Vulcan Materials Co.	8,594	2,241,487
		6,294,925

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Consumer Finance — 1.4%
Ally Financial, Inc.	10,944	$426,269
Capital One Financial Corp.	23,386	4,975,605
Synchrony Financial	25,544	1,704,807
		7,106,681

Consumer Staples Distribution & Retail — 1.5%
Casey’s General Stores, Inc.	1,143	583,239
Dollar General Corp.	4,555	521,001
Dollar Tree, Inc. *	12,596	1,247,508
Kroger Co. (The)	41,321	2,963,955
Target Corp.	16,536	1,631,276
U.S. Foods Holding Corp. *	11,078	853,117
		7,800,096

Containers & Packaging — 0.5%
Amcor PLC	20,769	190,867
Ball Corp.	6,731	377,542
International Paper Co.	36,643	1,715,992
Packaging Corp. of America	2,898	546,128
Sonoco Products Co.	611	26,615
		2,857,144

Distributors — 0.2%
Genuine Parts Co.	2,990	362,717
LKQ Corp.	22,668	838,943
		1,201,660

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	287,354	8,316,024
Verizon Communications, Inc.	156,451	6,769,635
		15,085,659

Electrical Equipment — 0.3%
AMETEK, Inc.	6,575	1,189,812
Emerson Electric Co.	2,442	325,592
NEXTracker, Inc., Class A *	695	37,787
Ralliant Corp. *	2,437	118,170
		1,671,361

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	84,494	4,443,540
Flex Ltd. *	23,432	1,169,725
Keysight Technologies, Inc. *	1,802	295,276
TD SYNNEX Corp.	1,605	217,799
TE Connectivity PLC	19,914	3,358,894
Teledyne Technologies, Inc. *	243	124,491
		9,609,725

Energy Equipment & Services — 0.7%
Baker Hughes Co.	54,341	2,083,434
Halliburton Co.	10,538	214,765
Schlumberger NV	33,294	1,125,337
		3,423,536

Entertainment — 1.0%
Electronic Arts, Inc.	9,241	1,475,787
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	104,171
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	229,273
Walt Disney Co. (The)	18,682	2,316,755
Warner Bros Discovery, Inc. *	74,693	855,982
		4,981,968

Financial Services — 3.4%
Berkshire Hathaway, Inc., Class B *	25,243	12,262,292
Fidelity National Information Services, Inc.	27,979	2,277,770
Fiserv, Inc. *	11,916	2,054,438
Global Payments, Inc.	7,128	570,525
PayPal Holdings, Inc. *	8,539	634,619
		17,799,644

Food Products — 2.1%
Archer-Daniels-Midland Co.	24,965	1,317,653
Bunge Global SA	7,718	619,601
Campbell’s Co. (The)	3,702	113,466
Conagra Brands, Inc.	8,302	169,942
General Mills, Inc.	38,095	1,973,702
Hormel Foods Corp.	5,728	173,272
J.M. Smucker Co. (The)	880	86,416
Kraft Heinz Co. (The)	20,920	540,155
McCormick & Co., Inc.	1,921	145,650
Mondelez International, Inc., Class A	51,728	3,488,536
Post Holdings, Inc. *	973	106,086
Tyson Foods, Inc., Class A	41,844	2,340,753
		11,075,232

Ground Transportation — 1.3%
CSX Corp.	74,654	2,435,960
Norfolk Southern Corp.	14,303	3,661,139
U-Haul Holding Co. *@	1,815	109,916
U-Haul Holding Co.	11,881	645,970
		6,852,985

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	35,000	4,760,350
Becton Dickinson & Co.	8,851	1,524,585
Cooper Cos., Inc. (The) *	548	38,996
Edwards Lifesciences Corp. *	7,417	580,084
GE HealthCare Technologies, Inc.	24,661	1,826,640
Hologic, Inc. *	5,323	346,847
Medtronic PLC	35,985	3,136,812
STERIS PLC	3,097	743,961
Zimmer Biomet Holdings, Inc.	8,154	743,726
		13,702,001

Health Care Providers & Services — 6.1%
Centene Corp. *	19,196	1,041,959
Cigna Group (The)	18,662	6,169,284
CVS Health Corp.	58,448	4,031,743
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Elevance Health, Inc.	9,306	$3,619,662
Henry Schein, Inc. *@	3,777	275,910
Humana, Inc.	6,790	1,660,019
Labcorp Holdings, Inc.	12,677	3,327,839
Quest Diagnostics, Inc.	18,783	3,373,990
UnitedHealth Group, Inc.	27,077	8,447,212
Universal Health Services, Inc., Class B	1,221	221,184
		32,168,802

Hotels, Restaurants & Leisure — 0.3%
Aramark	16,117	674,819
Carnival Corp. *	27,865	783,564
Hyatt Hotels Corp., Class A @	900	125,685
MGM Resorts International *	2,440	83,911
		1,667,979

Household Durables — 2.6%
DR Horton, Inc.	32,358	4,171,593
Garmin Ltd.	11,585	2,418,021
Lennar Corp., Class A	21,583	2,387,296
Lennar Corp., Class B @	573	60,308
NVR, Inc. *	15	110,785
PulteGroup, Inc.	41,004	4,324,282
		13,472,285

Household Products — 0.0%
Church & Dwight Co., Inc.	483	46,421

Insurance — 5.9%
Aflac, Inc.	32,730	3,451,706
Allstate Corp. (The)	2,943	592,455
American International Group, Inc.	29,118	2,492,210
Arch Capital Group Ltd.	18,837	1,715,109
Chubb Ltd.	11,440	3,314,397
Cincinnati Financial Corp.	370	55,100
Everest Group Ltd.	711	241,633
F&G Annuities & Life, Inc.	103	3,294
Fidelity National Financial, Inc.	1,515	84,931
Hartford Insurance Group, Inc. (The)	44,213	5,609,303
Lincoln National Corp.	9,516	329,253
Loews Corp.	6,640	608,622
Markel Group, Inc. *	116	231,694
MetLife, Inc.	16,066	1,292,028
Old Republic International Corp.	5,321	204,539
Principal Financial Group, Inc.	26,311	2,089,883
Prudential Financial, Inc.	22,788	2,448,343
RenaissanceRe Holdings Ltd.	60	14,574
Travelers Cos., Inc. (The)	20,385	5,453,803
W R Berkley Corp.	6,200	455,514
		30,688,391

Interactive Media & Services — 0.3%
Alphabet, Inc., Class A	4,717	831,277
Alphabet, Inc., Class C	4,520	801,803
		1,633,080

IT Services — 0.7%
Akamai Technologies, Inc. *	1,649	131,524
Amdocs Ltd.	6,785	619,064
Cognizant Technology Solutions Corp., Class A	34,305	2,676,819
DXC Technology Co. *	2,868	43,852
Kyndryl Holdings, Inc. *	990	41,540
		3,512,799

Life Sciences Tools & Services — 1.4%
Danaher Corp.	19,132	3,779,335
IQVIA Holdings, Inc. *	4,432	698,439
Thermo Fisher Scientific, Inc.	7,432	3,013,379
		7,491,153

Machinery — 4.7%
CNH Industrial NV	12,374	160,367
Cummins, Inc.	10,946	3,584,815
Deere & Co.	6,907	3,512,141
Dover Corp.	6,916	1,267,219
Fortive Corp.	7,311	381,122
Ingersoll Rand, Inc.	14,939	1,242,626
Oshkosh Corp.	984	111,723
Otis Worldwide Corp.	23,695	2,346,279
PACCAR, Inc.	35,870	3,409,802
Parker-Hannifin Corp.	3,115	2,175,734
Pentair PLC	20,400	2,094,264
Snap-on, Inc.	6,351	1,976,304
Stanley Black & Decker, Inc.	14,985	1,015,234
Westinghouse Air Brake Technologies Corp.	5,333	1,116,464
Xylem, Inc.	2,684	347,202
		24,741,296

Media — 2.4%
Charter Communications, Inc., Class A *@	2,964	1,211,713
Comcast Corp., Class A	223,534	7,977,928
Fox Corp. Class A	23,101	1,294,580
Fox Corp., Class B	14,510	749,151
Interpublic Group of Cos., Inc. (The)	21,833	534,472
News Corp., Class A	8,320	247,270
News Corp., Class B @	1,734	59,494
Paramount Global, Class B	25,564	329,776
Sirius XM Holdings, Inc.	11,026	253,267
		12,657,651

Metals & Mining — 2.9%
Freeport-McMoRan, Inc.	106,539	4,618,466
Newmont Corp.	42,413	2,470,981
Nucor Corp.	29,785	3,858,349
Reliance, Inc.	8,301	2,605,684
Royal Gold, Inc.	725	128,934
Steel Dynamics, Inc.	12,183	1,559,546
		15,241,960

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 10.5%
Chevron Corp.	61,746	$8,841,410
ConocoPhillips	66,450	5,963,223
Coterra Energy, Inc.	19,923	505,646
Devon Energy Corp.	27,320	869,049
Diamondback Energy, Inc.	8,816	1,211,318
EOG Resources, Inc.	23,992	2,869,683
EQT Corp.	3,853	224,707
Exxon Mobil Corp.	180,851	19,495,738
Hess Corp.	7,744	1,072,854
HF Sinclair Corp.	471	19,349
Kinder Morgan, Inc.	75,243	2,212,144
Marathon Petroleum Corp.	24,742	4,109,893
Occidental Petroleum Corp.	34,021	1,429,222
ONEOK, Inc.	11,913	972,458
Phillips 66	11,460	1,367,178
Valero Energy Corp.	17,571	2,361,894
Williams Cos., Inc. (The)	24,802	1,557,814
		55,083,580

Passenger Airlines — 0.7%
Delta Air Lines, Inc.	37,883	1,863,086
Southwest Airlines Co. @	18,667	605,557
United Airlines Holdings, Inc. *	17,600	1,401,488
		3,870,131

Personal Products — 0.5%
Kenvue, Inc.	113,017	2,365,446

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	51,925	2,403,608
Jazz Pharmaceuticals PLC *	4,730	501,948
Johnson & Johnson	69,271	10,581,145
Merck & Co., Inc.	13,215	1,046,099
Pfizer, Inc.	209,620	5,081,189
Viatris, Inc.	3,308	29,541
		19,643,530

Professional Services — 0.8%
Amentum Holdings, Inc. *@	4,068	96,045
Jacobs Solutions, Inc.	6,136	806,577
Leidos Holdings, Inc.	16,200	2,555,712
ManpowerGroup, Inc.	632	25,533
SS&C Technologies Holdings, Inc.	7,467	618,268
		4,102,135

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	19,100	2,676,292
Jones Lang LaSalle, Inc. *	1,249	319,469
		2,995,761

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc. *	13,752	1,951,409
Analog Devices, Inc.	16,075	3,826,172
First Solar, Inc. *@	248	41,054
Intel Corp.	93,584	2,096,282
Marvell Technology, Inc.	6,371	493,115
Micron Technology, Inc.	47,662	5,874,342
NXP Semiconductors NV	4,062	887,506
ON Semiconductor Corp. *	10,923	572,474
Qorvo, Inc. *	11,125	944,624
Skyworks Solutions, Inc.	2,266	168,862
		16,855,840

Software — 1.2%
Gen Digital, Inc.	3,129	91,993
Roper Technologies, Inc.	1,163	659,235
Salesforce, Inc.	19,631	5,353,177
Zoom Communications, Inc. *	1,437	112,057
		6,216,462

Specialty Retail — 0.1%
CarMax, Inc. *	3,334	224,078
Dick’s Sporting Goods, Inc.	1,230	243,306
		467,384

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	459,693

Trading Companies & Distributors — 0.3%
United Rentals, Inc.	2,172	1,636,385

Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	24,773	5,902,415

TOTAL COMMON STOCKS (Identified Cost $298,893,371)		522,252,259

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 4.020%	929,335	929,335

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.350%	112,984	112,984

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,042,319)		1,042,319

Total Investments — 99.9% (Identified Cost $299,935,690)		523,294,578
Cash and Other Assets, Less Liabilities — 0.1%		773,211

Net Assets — 100.0%		$524,067,789

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2025, the fair value of the securities on loan was $3,474,943.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

COMMON STOCKS — 99.9%
Aerospace & Defense — 2.3%
AAR Corp. *	3,277	$225,425
AeroVironment, Inc. *	1,825	520,034
Astronics Corp., Class B *	693	22,663
ATI, Inc. *	13,573	1,171,893
Axon Enterprise, Inc. *	11	9,107
BWX Technologies, Inc.	3,927	565,724
Curtiss-Wright Corp.	2,577	1,258,993
Ducommun, Inc. *	1,489	123,036
Hexcel Corp.	3,842	217,035
Huntington Ingalls Industries, Inc.	370	89,340
Innovative Solutions & Support, Inc. *	3,248	45,082
Kratos Defense & Security Solutions, Inc. *@	11,721	544,441
Mercury Systems, Inc. *	4,277	230,359
Moog, Inc., Class A	2,730	494,048
National Presto Industries, Inc.	369	36,147
Park Aerospace Corp.	1,334	19,703
Rocket Lab Corp. *	2,861	102,338
Textron, Inc.	1,666	133,763
V2X, Inc. *	1,491	72,388
Woodward, Inc.	4,322	1,059,279
		6,940,798

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,457	139,799
Expeditors International of Washington, Inc.	758	86,601
HUB Group, Inc., Class A	5,418	181,124
Radiant Logistics, Inc. *	6,146	37,368
		444,892

Automobile Components — 1.4%
Adient PLC *	4,024	78,307
American Axle & Manufacturing Holdings, Inc. *	3,721	15,182
Autoliv, Inc.	6,598	738,316
BorgWarner, Inc.	15,123	506,318
Cooper-Standard Holdings, Inc. *	1,153	24,789
Dana, Inc.	8,268	141,796
Dorman Products, Inc. *	2,730	334,889
Fox Factory Holding Corp. *	4,601	119,350
Gentex Corp.	10,395	228,586
Gentherm, Inc. *	3,773	106,738
Goodyear Tire & Rubber Co. (The) *	6,748	69,977
LCI Industries	2,757	251,411
Lear Corp.	2,432	230,991
Modine Manufacturing Co. *@	4,772	470,042
Motorcar Parts of America, Inc. *	2,267	25,390
Patrick Industries, Inc. @	3,117	287,606
Phinia, Inc.	3,024	134,538
Standard Motor Products, Inc.	2,639	81,070
Stoneridge, Inc. *	2,727	19,198
Strattec Security Corp. *	941	58,540
Visteon Corp. *	2,696	251,537
XPEL, Inc. *@±	305	10,950
		4,185,521

Automobiles — 0.2%
Harley-Davidson, Inc. @	5,205	122,838
Rivian Automotive, Inc., Class A *@	14,455	198,612
Thor Industries, Inc. @	2,397	212,877
Winnebago Industries, Inc.	3,191	92,539
		626,866

Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A *	69	13,166
Brown-Forman Corp., Class A @	337	9,257
Brown-Forman Corp., Class B @	1,383	37,217
Celsius Holdings, Inc. *	2,162	100,295
Coca-Cola Consolidated, Inc.	6,784	757,434
MGP Ingredients, Inc.	1,851	55,474
Molson Coors Beverage Co., Class B	9,730	467,916
National Beverage Corp. *	6,380	275,871
Primo Brands Corp.	699	20,704
		1,737,334

Biotechnology — 2.0%
Agios Pharmaceuticals, Inc. *	1,554	51,686
Albireo Pharma, Inc. CVR ¶*§	1,018	6,261
Aldeyra Therapeutics, Inc. *@	3,971	15,209
Alkermes PLC *	5,522	157,984
Allogene Therapeutics, Inc. *@	3,623	4,094
Anika Therapeutics, Inc. *	1,795	18,991
Arcus Biosciences, Inc. *	2,904	23,639
Beam Therapeutics, Inc. *@	497	8,454
Biogen, Inc. *	572	71,837
BioMarin Pharmaceutical, Inc. *	3,496	192,175
Biomea Fusion, Inc. *	1,472	2,650
Catalyst Pharmaceuticals, Inc. *	5,207	112,992
Chinook Therapeutics, Inc. CVR ¶*§	5,000	10,000
CRISPR Therapeutics AG *@	1,927	93,729
Cullinan Therapeutics, Inc. *	1,139	8,577
Dynavax Technologies Corp. *	5,793	57,467
Enanta Pharmaceuticals, Inc. *	1,585	11,983
Exact Sciences Corp. *	3,133	166,488
Exelixis, Inc. *	19,780	871,803
Fate Therapeutics, Inc. *	124	139
Halozyme Therapeutics, Inc. *	8,219	427,552
Incyte Corp. *	4,731	322,181
Insmed, Inc. *	2,821	283,905
Krystal Biotech, Inc. *	1,598	219,661
Kura Oncology, Inc. *	5,384	31,066
Kymera Therapeutics, Inc. *@	2,801	122,236
Mirati Therapeutics, Inc. CVR ¶*§	1,395	4,283
Myriad Genetics, Inc. *	6,730	35,736
Natera, Inc. *	2,782	469,991
Neurocrine Biosciences, Inc. *	7,426	933,374
PDL BioPharma, Inc. *@§	18,262	7,670
Replimune Group, Inc. *	2,590	24,061

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Biotechnology (Continued)
Sarepta Therapeutics, Inc. *	2,651	$45,332
Stoke Therapeutics, Inc. *@	2,970	33,709
Twist Bioscience Corp. *	1,125	41,389
United Therapeutics Corp. *	2,637	757,742
Veracyte, Inc. *	4,340	117,310
Xencor, Inc. *	2,792	21,945
Xenon Pharmaceuticals, Inc. *	338	10,579
		5,795,880

Broadline Retail — 0.3%
Dillard’s, Inc., Class A @	780	325,907
Etsy, Inc. *	418	20,967
Macy’s, Inc.	12,269	143,057
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	494,570
		984,501

Building Products — 2.6%
A.O. Smith Corp.	8,970	588,163
AAON, Inc.	4,843	357,171
Advanced Drainage Systems, Inc.	7,209	828,026
Allegion PLC	1,427	205,659
American Woodmark Corp. *	982	52,409
Apogee Enterprises, Inc.	1,456	59,114
Armstrong World Industries, Inc.	4,365	709,051
AZZ, Inc. @	2,363	223,256
Carlisle Cos., Inc.	609	227,401
CSW Industrials, Inc.	1,174	336,738
Fortune Brands Innovations, Inc.	961	49,472
Gibraltar Industries, Inc. *	3,042	179,478
Insteel Industries, Inc.	2,278	84,764
Lennox International, Inc.	372	213,245
Masco Corp.	5,470	352,049
Owens Corning	6,683	919,046
Quanex Building Products Corp.	3,350	63,315
Resideo Technologies, Inc. *	681	15,023
Simpson Manufacturing Co., Inc.	3,810	591,731
Trex Co., Inc. *	9,543	518,948
UFP Industries, Inc.	5,404	536,942
Zurn Elkay Water Solutions Corp.	14,150	517,466
		7,628,467

Capital Markets — 3.6%
Acadian Asset Management, Inc.	2,826	99,588
Affiliated Managers Group, Inc.	3,775	742,807
Artisan Partners Asset Management, Inc., Class A	6,206	275,112
B Riley Financial, Inc. @*	1,204	3,576
BGC Group, Inc., Class A	30,567	312,700
Carlyle Group, Inc. (The)	9,519	489,277
Cohen & Steers, Inc.	5,127	386,319
Diamond Hill Investment Group, Inc.	204	29,643
Donnelley Financial Solutions, Inc. *	2,776	171,140
Evercore, Inc., Class A	3,400	918,068
Federated Hermes, Inc.	7,863	348,488
Franklin Resources, Inc.	13,466	321,164
Hamilton Lane, Inc., Class A	1,792	254,679
Houlihan Lokey, Inc.	1,002	180,310
Invesco Ltd.	21,232	334,829
Janus Henderson Group PLC	14,636	568,462
Jefferies Financial Group, Inc.	21,621	1,182,452
Lazard, Inc.	6,742	323,481
MarketAxess Holdings, Inc.	710	158,571
Moelis & Co., Class A	571	35,585
Morningstar, Inc.	2,847	893,759
Oppenheimer Holdings, Inc., Class A	1,244	81,818
Piper Sandler Cos.	1,880	522,527
PJT Partners, Inc., Class A	1,422	234,644
SEI Investments Co.	4,732	425,218
Silvercrest Asset Management Group, Inc., Class A	759	12,038
Stifel Financial Corp.	6,170	640,323
StoneX Group, Inc. *	4,677	426,262
Victory Capital Holdings, Inc., Class A	982	62,524
Virtu Financial, Inc., Class A	3,211	143,821
Virtus Investment Partners, Inc.	608	110,291
Westwood Holdings Group, Inc.	1,157	18,049
WisdomTree, Inc. @	4,286	49,332
		10,756,857

Chemicals — 2.1%
AdvanSix, Inc.	1,777	42,204
Albemarle Corp.	750	47,003
American Vanguard Corp. *	3,554	13,932
Ashland, Inc.	2,287	114,990
Avient Corp.	10,014	323,552
Axalta Coating Systems Ltd. *	16,030	475,931
Balchem Corp.	2,871	457,063
Cabot Corp.	5,463	409,725
Celanese Corp.	1,157	64,017
CF Industries Holdings, Inc.	824	75,808
Chemours Co. (The)	3,307	37,865
Core Molding Technologies, Inc. *	1,500	24,885
Dow, Inc.	2,675	70,834
Eastman Chemical Co.	3,373	251,828
Ecovyst, Inc. *@	5,086	41,858
Element Solutions, Inc.	21,963	497,462
FMC Corp.	2,021	84,377
Hawkins, Inc.	1,851	263,027
HB Fuller Co.	5,803	349,050
Huntsman Corp.	9,262	96,510
Ingevity Corp. *	1,259	54,250
Innospec, Inc.	2,282	191,893
International Flavors & Fragrances, Inc.	1,030	75,757
Intrepid Potash, Inc. *	750	26,798
Koppers Holdings, Inc.	2,308	74,202
LSB Industries, Inc. *@	2,602	20,296
LyondellBasell Industries NV, Class A	747	43,221
Mativ Holdings, Inc.	3,615	24,654
Minerals Technologies, Inc.	3,081	169,671
Mosaic Co. (The)	9,271	338,206
NewMarket Corp.	504	348,193

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Chemicals (Continued)
Olin Corp.	2,544	$51,109
Orion SA	3,504	36,757
Quaker Chemical Corp. @	784	87,761
RPM International, Inc.	4,352	478,024
Sensient Technologies Corp.	4,568	450,039
Stepan Co.	2,418	131,974
Tronox Holdings PLC	1,464	7,423
		6,352,149

Commercial Banks — 10.4%
1st Source Corp.	2,546	158,030
Amalgamated Financial Corp.	477	14,882
Amerant Bancorp, Inc.	661	12,050
Ameris Bancorp	7,199	465,775
AmeriServ Financial, Inc.	4,400	13,376
Arrow Financial Corp. @	2,279	60,211
Associated Banc-Corp.	15,176	370,143
Atlantic Union Bankshares Corp.	9,016	282,020
Axos Financial, Inc. *	3,826	290,929
BancFirst Corp.	3,303	408,317
Bancorp, Inc. (The) *	4,353	247,990
Bank of Hawaii Corp.	3,456	233,384
Bank of Marin Bancorp	1,580	36,087
Bank OZK	4,569	215,017
BankUnited, Inc.	3,310	117,803
Bankwell Financial Group, Inc.	326	11,746
Banner Corp.	3,355	215,223
Bar Harbor Bankshares	2,089	62,586
BCB Bancorp, Inc.	878	7,393
Berkshire Hills Bancorp, Inc.	3,188	79,828
BOK Financial Corp.	4,648	453,784
Bridgewater Bancshares, Inc. *	700	11,137
Brookline Bancorp, Inc.	7,431	78,397
Burke & Herbert Financial Services Corp.	197	11,767
Business First Bancshares, Inc.	553	13,631
Byline Bancorp, Inc.	1,299	34,722
C&F Financial Corp.	466	28,766
Cadence Bank	15,454	494,219
Camden National Corp.	1,756	71,258
Capital City Bank Group, Inc.	1,890	74,372
Capitol Federal Financial, Inc.	5,302	32,342
Carter Bankshares, Inc. *	711	12,329
Cathay General Bancorp	7,259	330,502
Central Pacific Financial Corp.	3,116	87,341
Citizens & Northern Corp.	852	16,137
Citizens Community Bancorp, Inc.	400	5,520
Citizens Financial Group, Inc.	9,000	402,750
City Holding Co.	1,327	162,451
Civista Bancshares, Inc.	270	6,264
CNB Financial Corp.	2,264	51,755
Coastal Financial Corp. *	555	53,763
Columbia Financial, Inc. *	2,819	40,904
Comerica, Inc.	7,707	459,723
Commerce Bancshares, Inc.	9,452	587,631
Community Financial System, Inc.	4,718	268,313
Community Trust Bancorp, Inc.	1,552	82,132
Community West Bancshares	1,638	31,957
ConnectOne Bancorp, Inc.	4,545	105,262
Cullen/Frost Bankers, Inc.	3,828	492,051
Customers Bancorp, Inc. *	3,713	218,102
CVB Financial Corp.	13,166	260,555
Dime Community Bancshares, Inc.	3,168	85,346
Eagle Bancorp, Inc.	1,459	28,421
East West Bancorp, Inc.	9,740	983,545
Enterprise Bancorp, Inc.	331	13,121
Enterprise Financial Services Corp.	2,901	159,845
Equity Bancshares, Inc., Class A	1,470	59,976
Esquire Financial Holdings, Inc. @	569	53,862
ESSA Bancorp, Inc.	1,900	36,860
Farmers & Merchants Bancorp, Inc.	1,205	30,462
Farmers National Banc Corp.	3,191	44,004
FB Financial Corp.	2,735	123,895
Financial Institutions, Inc.	1,855	47,636
First BanCorp	3,381	149,068
First BanCorp	18,672	388,938
First BanCorp, Inc. (The)	1,876	47,669
First Busey Corp.	5,571	127,492
First Business Financial Services, Inc.	551	27,914
First Commonwealth Financial Corp.	9,286	150,712
First Community Bankshares, Inc.	1,982	77,635
First Financial Bancorp	8,992	218,146
First Financial Bankshares, Inc.	14,820	533,224
First Financial Corp.	1,395	75,595
First Foundation, Inc. @*	1,921	9,797
First Hawaiian, Inc.	1,200	29,952
First Horizon Corp.	28,413	602,356
First Internet Bancorp	1,018	27,384
First Interstate Bancsystem, Inc., Class A	4,291	123,667
First Merchants Corp.	5,621	215,284
First Mid Bancshares, Inc.	500	18,745
Flagstar Financial, Inc.	1,739	18,433
Flushing Financial Corp.	3,899	46,320

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
FNB Corp.	22,576	$329,158
FS Bancorp, Inc.	962	37,884
Fulton Financial Corp.	15,678	282,831
German American Bancorp, Inc.	3,217	123,887
Glacier Bancorp, Inc.	11,842	510,153
Great Southern Bancorp, Inc.	1,275	74,945
Hancock Whitney Corp.	6,503	373,272
Hanmi Financial Corp.	3,586	88,502
HarborOne Bancorp, Inc.	6,045	70,606
Heritage Commerce Corp.	3,576	35,510
Heritage Financial Corp.	4,162	99,222
Hilltop Holdings, Inc.	4,251	129,018
Hingham Institution For Savings (The)	236	58,611
Home Bancorp, Inc.	994	51,469
Home BancShares, Inc.	13,006	370,151
HomeStreet, Inc. *	1,747	22,833
HomeTrust Bancshares, Inc.	2,255	84,360
Hope Bancorp, Inc.	12,794	137,280
Horizon Bancorp, Inc.	3,103	47,724
Independent Bank Corp.	3,858	242,610
Independent Bank Corp.	600	19,446
International Bancshares Corp.	5,903	392,904
Kearny Financial Corp.	4,719	30,485
KeyCorp	26,535	462,240
Lakeland Financial Corp.	2,447	150,368
Live Oak Bancshares, Inc.	847	25,241
Mercantile Bank Corp.	1,601	74,302
Metropolitan Bank Holding Corp. *@	321	22,470
Midland States Bancorp, Inc.	1,086	18,810
MidWestOne Financial Group, Inc.	613	17,636
National Bank Holdings Corp., Class A	3,376	126,971
NBT Bancorp, Inc.	4,206	174,759
Nicolet Bankshares, Inc.	1,020	125,950
Northeast Bank	896	79,735
Northfield Bancorp, Inc.	5,020	57,630
Northrim BanCorp, Inc.	836	77,965
Northwest Bancshares, Inc.	12,344	157,756
OceanFirst Financial Corp.	4,432	78,048
OFG Bancorp	4,058	173,682
Old National Bancorp	28,203	601,852
Old Second Bancorp, Inc.	2,244	39,809
Origin Bancorp, Inc.	1,342	47,963
Pacific Premier Bancorp, Inc.	5,173	109,099
Park National Corp.	1,732	289,694
Pathward Financial, Inc.	2,146	169,792
Peapack-Gladstone Financial Corp.	1,992	56,274
Penns Woods Bancorp, Inc.	1,138	34,550
Peoples Bancorp, Inc.	3,204	97,850
Pinnacle Financial Partners, Inc.	3,365	371,530
Popular, Inc.	7,138	786,679
Preferred Bank	1,186	102,642
Primis Financial Corp.	1,858	20,159
Prosperity Bancshares, Inc.	5,491	385,688
Provident Financial Holdings, Inc.	1,124	17,422
Provident Financial Services, Inc.	7,308	128,109
QCR Holdings, Inc.	1,658	112,578
Renasant Corp.	6,722	241,521
Republic Bancorp, Inc., Class A	1,997	146,001
Riverview Bancorp, Inc.	2,557	14,064
S&T Bancorp, Inc.	3,996	151,129
Seacoast Banking Corp. of Florida	5,003	138,183
ServisFirst Bancshares, Inc.	5,630	436,381
Sierra Bancorp	1,529	45,396
Simmons First National Corp., Class A	7,315	138,692
Southern First Bancshares, Inc. *	923	35,102
Southern Missouri Bancorp, Inc.	686	37,579
Southside Bancshares, Inc.	3,368	99,120
SouthState Corp.	8,044	740,289
Stellar Bancorp, Inc.	2,986	83,548
Stock Yards Bancorp, Inc. @	2,936	231,885
Synovus Financial Corp.	7,110	367,942
Texas Capital Bancshares, Inc. *	3,132	248,681
TFS Financial Corp. @	3,750	48,563
Timberland Bancorp, Inc.	921	28,735
Tompkins Financial Corp.	1,559	97,796
Towne Bank	5,809	198,552
TriCo Bancshares	2,959	119,810
Triumph Financial, Inc. *	2,441	134,524
TrustCo Bank Corp.	1,746	58,351
Trustmark Corp.	5,770	210,374
UMB Financial Corp.	7,466	785,125
United Bankshares, Inc.	12,088	440,366
United Community Banks, Inc.	8,563	255,092
Univest Financial Corp.	3,363	101,025
Valley National Bancorp	27,653	246,941
Veritex Holdings, Inc.	2,791	72,845
WaFd, Inc.	6,377	186,719
Washington Trust Bancorp, Inc.	2,001	56,588
Webster Financial Corp.	10,588	578,105
WesBanco, Inc.	8,472	267,969
West BanCorp, Inc.	1,763	34,608
Westamerica BanCorp	2,658	128,754
Western Alliance Bancorp	5,446	424,679

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Commercial Banks (Continued)
Western New England Bancorp, Inc.	3,161	$29,176
Wintrust Financial Corp.	5,640	699,247
WSFS Financial Corp.	6,445	354,475
Zions Bancorp NA	10,151	527,243
		30,887,220

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	6,300	297,423
ACCO Brands Corp.	6,694	23,965
Brady Corp., Class A	4,578	311,167
Brink’s Co. (The)	4,524	403,948
Casella Waste Systems, Inc., Class A *	5,560	641,513
CECO Environmental Corp. *@	4,211	119,213
Cimpress PLC *	1,426	67,022
Clean Harbors, Inc. *	4,977	1,150,583
Deluxe Corp.	2,134	33,952
Driven Brands Holdings, Inc. *	912	16,015
Ennis, Inc.	3,110	56,415
HNI Corp.	4,225	207,785
Interface, Inc.	5,834	122,106
Liquidity Services, Inc. *	3,228	76,148
MillerKnoll, Inc.	3,785	73,505
MSA Safety, Inc.	4,031	675,313
NL Industries, Inc.	4,571	29,254
OPENLANE, Inc. *	2,720	66,504
Steelcase, Inc., Class A	9,338	97,395
Tetra Tech, Inc.	23,452	843,334
UniFirst Corp.	1,530	287,977
Vestis Corp. @	6,146	35,217
Virco Mfg. Corp.	2,494	19,902
VSE Corp.	1,412	184,944
		5,840,600

Communications Equipment — 1.4%
BK Technologies Corp. *	400	18,852
Calix, Inc. *	2,992	159,145
Ciena Corp. *	15,659	1,273,546
Clearfield, Inc. *	1,417	61,512
Digi International, Inc. *	3,397	118,419
F5, Inc. *	3,709	1,091,633
Harmonic, Inc. *	10,330	97,825
Juniper Networks, Inc.	15,627	623,986
KVH Industries, Inc. *	2,387	12,723
Lantronix, Inc. *	1,100	3,157
Lumentum Holdings, Inc. *@	2,897	275,389
NETGEAR, Inc. *	3,539	102,879
NetScout Systems, Inc. *	8,182	202,995
Optical Cable Corp. *	374	1,066
Viasat, Inc. *	1,242	18,133
Viavi Solutions, Inc. *	21,651	218,026
		4,279,286

Computers & Peripherals — 0.2%
AstroNova, Inc. *	1,572	18,220
NetApp, Inc.	1,432	152,580
Pure Storage, Inc., Class A *	5,192	298,955
Western Digital Corp. @	3,166	202,592
Xerox Holdings Corp. @	5,031	26,513
		698,860

Construction & Engineering — 2.7%
AECOM	4,153	468,707
Ameresco, Inc., Class A *	3,289	49,960
API Group Corp. *	1,595	81,425
Arcosa, Inc.	1,853	160,674
Comfort Systems USA, Inc.	2,209	1,184,488
Dycom Industries, Inc. *	2,574	629,060
EMCOR Group, Inc.	287	153,513
Everus Construction Group, Inc. *	2,821	179,218
Fluor Corp. *	6,585	337,613
Granite Construction, Inc. @	4,358	407,516
Great Lakes Dredge & Dock Corp. *	7,436	90,645
IES Holdings, Inc. *@	1,933	572,613
MasTec, Inc. *	6,602	1,125,179
Matrix Service Co. *	4,086	55,202
MYR Group, Inc. *	1,409	255,663
NWPX Infrastructure, Inc. *	1,211	49,663
Primoris Services Corp.	4,901	381,984
Sterling Infrastructure, Inc. *@	2,663	614,434
Tutor Perini Corp. *	3,153	147,497
Valmont Industries, Inc.	1,958	639,424
WillScot Holdings Corp.	18,315	501,831
		8,086,309

Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	290,836
Knife River Corp. *	2,821	230,307
U.S. Lime & Minerals, Inc.	2,599	259,380
		780,523

Consumer Finance — 1.2%
Ally Financial, Inc.	6,410	249,670
Atlanticus Holdings Corp. *	1,580	86,505
Bread Financial Holdings, Inc.	856	48,895
Consumer Portfolio Services, Inc. *	3,813	37,482
Credit Acceptance Corp. *@	760	387,167
Encore Capital Group, Inc. *	2,787	107,885
Enova International, Inc. *	2,270	253,150
Ezcorp, Inc., Class A *	5,994	83,197
FirstCash Holdings, Inc.	2,667	360,418
Green Dot Corp., Class A *	4,505	48,564
LendingClub Corp. *	1,512	18,189
Navient Corp. @	8,170	115,197
Nelnet, Inc., Class A	2,441	295,654
OneMain Holdings, Inc.	7,656	436,392
PRA Group, Inc. *	4,120	60,770
PROG Holdings, Inc.	4,487	131,693
Regional Management Corp.	1,467	42,851
SLM Corp.	14,278	468,176
SoFi Technologies, Inc. *	12,464	226,969
World Acceptance Corp. *	514	84,872
		3,543,696

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	2,854	$61,390
Andersons, Inc. (The)	4,055	149,021
BJ’s Wholesale Club Holdings, Inc. *	4,618	497,959
Casey’s General Stores, Inc.	2,455	1,252,713
Chefs’ Warehouse, Inc. (The) *	4,636	295,823
Grocery Outlet Holding Corp. *	2,734	33,956
Ingles Markets, Inc., Class A	1,973	125,049
Maplebear, Inc. *	479	21,670
Natural Grocers by Vitamin Cottage, Inc.	2,710	106,367
Performance Food Group Co. *	9,263	810,235
PriceSmart, Inc.	2,794	293,482
SpartanNash Co.	3,686	97,642
Sprouts Farmers Market, Inc. *	7,149	1,177,011
U.S. Foods Holding Corp. *	13,615	1,048,491
United Natural Foods, Inc. *	1,873	43,660
Village Super Market, Inc., Class A	830	31,955
Weis Markets, Inc. @	2,943	213,338
		6,259,762

Containers & Packaging — 1.4%
Amcor PLC	82,137	754,839
AptarGroup, Inc.	5,666	886,332
Avery Dennison Corp.	751	131,778
Ball Corp.	1,336	74,936
Crown Holdings, Inc.	3,202	329,742
Graphic Packaging Holding Co.	8,918	187,902
Greif, Inc., Class A	2,553	165,919
Greif, Inc., Class B	715	49,342
Myers Industries, Inc.	4,361	63,191
O-I Glass, Inc. *	8,143	120,028
Packaging Corp. of America	762	143,599
Sealed Air Corp.	6,808	211,252
Silgan Holdings, Inc.	11,743	636,236
Sonoco Products Co.	4,592	200,028
TriMas Corp. @	3,690	105,571
		4,060,695

Distributors — 0.2%
A-Mark Precious Metals, Inc.	2,332	51,724
Genuine Parts Co.	1,314	159,401
LKQ Corp.	3,492	129,239
Pool Corp. @	660	192,377
Weyco Group, Inc.	1,043	34,586
		567,327

Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	3,867	491,998
American Public Education, Inc. *	1,928	58,727
Bright Horizons Family Solutions, Inc. *	1,895	234,203
Carriage Services, Inc.	1,424	65,134
Chegg, Inc. *	3,873	4,686
Duolingo, Inc. *	500	205,010
European Wax Center, Inc., Class A *	583	3,282
Frontdoor, Inc. *	3,031	178,647
Graham Holdings Co., Class B	388	367,114
Grand Canyon Education, Inc. *	2,575	486,675
H&R Block, Inc.	11,646	639,249
Laureate Education, Inc. *	3,916	91,556
Matthews International Corp., Class A @	2,051	49,039
OneSpaWorld Holdings Ltd.	2,259	46,061
Perdoceo Education Corp.	6,976	228,046
Service Corp. International	7,334	596,988
Strategic Education, Inc.	2,650	225,595
Stride, Inc. *	4,184	607,475
		4,579,485

Diversified Telecommunication Services — 0.1%
Anterix, Inc. *	1,066	27,343
ATN International, Inc.	1,200	19,500
Bandwidth, Inc., Class A *	766	12,179
Costa Communications, Inc. CVR @¶*§	354	43
IDT Corp., Class B	1,342	91,685
Iridium Communications, Inc.	3,745	112,987
Liberty Latin America Ltd., Class A *	1,600	9,760
Liberty Latin America Ltd., Class C *	10,810	67,238
Shenandoah Telecommunications Co.	6,413	87,602
		428,337

Electric Utilities — 1.4%
ALLETE, Inc.	4,869	311,957
Alliant Energy Corp.	8,696	525,847
Evergy, Inc.	7,556	520,835
Genie Energy Ltd., Class B	2,213	59,485
Hawaiian Electric Industries, Inc. *	4,122	43,817
IDACORP, Inc.	2,837	327,532
MGE Energy, Inc.	3,771	333,507
OGE Energy Corp.	10,049	445,975
Otter Tail Corp.	4,597	354,383
Pinnacle West Capital Corp.	5,960	533,241
Portland General Electric Co.	5,648	229,478
TXNM Energy, Inc.	9,280	522,650
		4,208,707

Electrical Equipment — 1.2%
Acuity, Inc.	2,347	700,204
Allient, Inc.	1,626	59,040
Atkore, Inc.	3,999	282,129
EnerSys	3,615	310,059
Generac Holdings, Inc. *	265	37,951
Hubbell, Inc.	34	13,886

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Electrical Equipment (Continued)
LSI Industries, Inc.	3,137	$53,360
NEXTracker, Inc., Class A *	3,948	214,653
nVent Electric PLC	3,043	222,900
Powell Industries, Inc. @	1,101	231,705
Preformed Line Products Co.	539	86,138
Regal Rexnord Corp.	6,071	880,052
Sensata Technologies Holding PLC	6,595	198,575
Sunrun, Inc. *@	6,232	50,978
Thermon Group Holdings, Inc. *	3,577	100,442
Vicor Corp. *	3,445	156,265
		3,598,337

Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	3,308	438,310
Arrow Electronics, Inc. *	5,952	758,463
Avnet, Inc.	8,026	426,020
Badger Meter, Inc.	3,103	760,080
Bel Fuse, Inc., Class B @	1,421	138,818
Belden, Inc.	4,607	533,491
Benchmark Electronics, Inc.	3,809	147,903
Climb Global Solutions, Inc.	315	33,677
Cognex Corp.	3,708	117,618
Crane NXT Co. @	3,089	166,497
CTS Corp.	3,522	150,072
ePlus, Inc. *	1,591	114,711
Fabrinet *	3,148	927,653
Flex Ltd. *	22,671	1,131,736
Insight Enterprises, Inc. *	2,809	387,881
IPG Photonics Corp. *	1,315	90,275
Itron, Inc. *	4,157	547,186
Jabil, Inc.	1,644	358,556
Key Tronic Corp. *	1,700	4,862
Kimball Electronics, Inc. *	2,987	57,440
Knowles Corp. *	3,541	62,392
Littelfuse, Inc.	1,865	422,851
Methode Electronics, Inc.	4,122	39,200
Napco Security Technologies, Inc.	3,236	96,077
nLight, Inc. *	1,098	21,609
Novanta, Inc. *	3,185	410,642
OSI Systems, Inc. *@	1,524	342,687
PC Connection, Inc.	2,305	151,623
Plexus Corp. *	2,380	322,038
Richardson Electronics Ltd. @	1,505	14,523
Rogers Corp. *	2,017	138,124
Sanmina Corp. *	4,853	474,769
ScanSource, Inc. *	2,807	117,361
TD SYNNEX Corp.	3,515	476,986
Trimble, Inc. *	7,608	578,056
TTM Technologies, Inc. *	8,928	364,441
Vishay Intertechnology, Inc.	11,850	188,178
Vishay Precision Group, Inc. *@	1,694	47,601
Vontier Corp.	8,347	308,004
Zebra Technologies Corp., Class A *	953	293,867
		12,162,278

Energy Equipment & Services — 1.0%
Archrock, Inc.	12,231	303,696
Bristow Group, Inc. *	1,579	52,060
Cactus, Inc., Class A	3,486	152,408
ChampionX Corp.	6,255	155,374
Core Laboratories, Inc. @	998	11,497
Expro Group Holdings NV *	837	7,190
Halliburton Co.	6,035	122,993
Helix Energy Solutions Group, Inc. *	8,345	52,073
Helmerich & Payne, Inc.	2,724	41,296
Innovex International, Inc. *@	2,081	32,505
Liberty Energy, Inc.	8,201	94,147
Nabors Industries Ltd. *@	539	15,103
Natural Gas Services Group, Inc. *	2,179	56,240
Newpark Resources, Inc. *	5,904	50,243
Noble Corp. PLC	2,483	65,924
NOV, Inc.	16,544	205,642
Oceaneering International, Inc. *	1,554	32,199
Oil States International, Inc. *	3,584	19,210
ProPetro Holding Corp. *	4,527	27,026
RPC, Inc.	8,542	40,404
SEACOR Marine Holdings, Inc. *@	3,233	16,488
Select Water Solutions, Inc.	3,073	26,551
Solaris Energy Infrastructure, Inc.	1,000	28,290
TechnipFMC PLC	23,392	805,620
TETRA Technologies, Inc. *	8,698	29,225
Tidewater, Inc. *@	2,915	134,469
Transocean Ltd. *	43,549	112,792
Valaris Ltd. *@	1,881	79,209
Weatherford International PLC	4,378	220,257
		2,990,131

Entertainment — 0.3%
Atlanta Braves Holdings, Inc., Class A *@	934	45,962
Atlanta Braves Holdings, Inc., Class C *	1,523	71,231
Cinemark Holdings, Inc. @	7,484	225,867
IMAX Corp. *@	2,245	62,770
Liberty Media Corp.-Liberty Live, Class A *	650	51,662
Liberty Media Corp.-Liberty Live, Class C *	836	67,850
Lionsgate Studios Corp. *	4,178	24,274
Madison Square Garden Entertainment Corp. *	432	17,267

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Entertainment (Continued)
Madison Square Garden Sports Corp. *	404	$84,416
Marcus Corp. (The)	3,100	52,266
Sphere Entertainment Co. *@	432	18,058
Starz Entertainment Corp. *@	278	4,467
Warner Music Group Corp., Class A	1,140	31,054
		757,144

Financial Services — 1.8%
Acacia Research Corp. *@	1,995	7,142
Alerus Financial Corp.	466	10,084
AvidXchange Holdings, Inc. *	1,863	18,239
Cantaloupe, Inc. *@	3,505	38,520
Cass Information Systems, Inc.	1,499	65,131
Equitable Holdings, Inc.	4,600	258,060
Essent Group Ltd.	4,642	281,909
Euronet Worldwide, Inc. *	2,053	208,133
EVERTEC, Inc.	2,063	74,371
Federal Agricultural Mortgage Corp., Class C	923	179,320
Flywire Corp. *	4,301	50,322
International Money Express, Inc. *	1,977	19,948
Jack Henry & Associates, Inc.	2,212	398,536
Jackson Financial, Inc., Class A	1,992	176,870
Marqeta, Inc., Class A *@	3,982	23,215
MGIC Investment Corp.	11,104	309,135
Mr. Cooper Group, Inc. *	4,998	745,751
NMI Holdings, Inc. *	7,878	332,373
PennyMac Financial Services, Inc.	1,706	169,986
Radian Group, Inc.	7,144	257,327
Shift4 Payments, Inc., Class A *@	2,548	252,532
Toast, Inc., Class A *	1,630	72,193
Voya Financial, Inc.	9,648	685,008
Walker & Dunlop, Inc.	3,120	219,898
Waterstone Financial, Inc.	2,966	40,960
Western Union Co. (The)	8,035	67,655
WEX, Inc. *	1,703	250,154
		5,212,772

Food Products — 1.8%
Alico, Inc.	713	23,301
B&G Foods, Inc. @	5,620	23,773
Bunge Global SA	517	41,505
Cal-Maine Foods, Inc.	3,959	394,435
Calavo Growers, Inc.	2,189	58,206
Campbell’s Co. (The)	10,241	313,887
Conagra Brands, Inc.	4,537	92,872
Darling Ingredients, Inc. *	13,438	509,838
Flowers Foods, Inc.	9,365	149,653
Fresh Del Monte Produce, Inc.	5,010	162,424
Freshpet, Inc. *	870	59,125
Hormel Foods Corp.	3,194	96,619
Ingredion, Inc.	3,754	509,117
J&J Snack Foods Corp.	1,747	198,127
J.M. Smucker Co. (The)	2,567	252,079
John B Sanfilippo & Son, Inc.	981	62,038
Lamb Weston Holdings, Inc.	456	23,644
Lancaster Colony Corp.	2,908	502,415
Lifeway Foods, Inc. *	1,756	43,285
Limoneira Co.	2,072	32,427
McCormick & Co., Inc.	2,384	180,755
Mission Produce, Inc. *	1,256	14,720
Pilgrim’s Pride Corp.	5,624	252,968
Post Holdings, Inc. *	4,776	520,727
Seaboard Corp.	42	120,170
Seneca Foods Corp., Class A *	800	81,144
Simply Good Foods Co. (The) *	4,321	136,500
Tootsie Roll Industries, Inc. @	5,057	169,157
TreeHouse Foods, Inc. *	2,393	46,472
Tyson Foods, Inc., Class A	1,240	69,366
Utz Brands, Inc.	1,291	16,202
Vital Farms, Inc. *	2,774	106,854
		5,263,805

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	2,106	253,183
MDU Resources Group, Inc.	11,285	188,121
National Fuel Gas Co.	4,000	338,840
New Jersey Resources Corp.	9,687	434,171
Northwest Natural Holding Co.	3,354	133,221
ONE Gas, Inc.	5,011	360,091
RGC Resources, Inc.	600	13,428
Southwest Gas Holdings, Inc.	4,019	298,973
Spire, Inc.	4,808	350,936
UGI Corp. @	6,235	227,079
		2,598,043

Ground Transportation — 0.9%
ArcBest Corp.	2,227	171,501
Avis Budget Group, Inc. *	279	47,165
Covenant Logistics Group, Inc.	1,720	41,469
Heartland Express, Inc.	5,239	45,265
JB Hunt Transport Services, Inc.	221	31,736
Knight-Swift Transportation Holdings, Inc.	10,458	462,557
Landstar System, Inc.	2,867	398,570
Marten Transport Ltd.	7,902	102,647
PAMT Corp. *	2,517	32,394
RXO, Inc. *	1,530	24,052
Saia, Inc. *	1,087	297,827
Schneider National, Inc., Class B	1,500	36,225
U-Haul Holding Co. *@	1,058	64,072

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Ground Transportation (Continued)
U-Haul Holding Co.	9,522	$517,711
Universal Logistics Holdings, Inc. @	2,139	54,288
Werner Enterprises, Inc. @	6,118	167,389
XPO, Inc. *	2,025	255,737
		2,750,605

Health Care — 0.0%
Aduro Biotech, Inc. CVR ¶*§	237	—

Health Care Equipment & Supplies — 1.7%
ABIOMED, Inc. CVR ¶*§	90	—
Align Technology, Inc. *	275	52,066
AngioDynamics, Inc. *	2,110	20,931
Artivion, Inc. *	5,028	156,371
AtriCure, Inc. *	1,614	52,891
Avanos Medical, Inc. *	2,452	30,012
Axogen, Inc. *	2,643	28,677
Baxter International, Inc.	1,410	42,695
CONMED Corp. @	2,255	117,440
Cooper Cos., Inc. (The) *	1,049	74,647
Dentsply Sirona, Inc.	4,402	69,904
Electromed, Inc. *	2,175	47,828
Embecta Corp.	2,452	23,760
Enovis Corp. *	2,582	80,972
Envista Holdings Corp. *	7,727	150,986
FONAR Corp. *	1,282	19,179
Globus Medical, Inc., Class A *	8,354	493,053
Haemonetics Corp. *	5,164	385,286
Hologic, Inc. *	1,593	103,800
Insulet Corp. *	999	313,866
Integer Holdings Corp. *	3,152	387,601
Integra LifeSciences Holdings Corp. *@	6,371	78,172
iRadimed Corp.	704	42,092
Lantheus Holdings, Inc. *@	3,768	308,448
LeMaitre Vascular, Inc.	1,935	160,702
LENSAR, Inc. *@	1,385	18,240
LivaNova PLC *	2,251	101,340
Masimo Corp. *	1,157	194,631
Merit Medical Systems, Inc. *	3,513	328,395
Neogen Corp. *	10,822	51,729
Omnicell, Inc. *	4,593	135,034
OraSure Technologies, Inc. *	6,967	20,901
OrthoPediatrics Corp. *	1,252	26,893
Penumbra, Inc. *	1,722	441,917
QuidelOrtho Corp. *	446	12,854
Semler Scientific, Inc. *@	300	11,622
Surmodics, Inc. *	1,788	53,121
Tactile Systems Technology, Inc. *	1,239	12,563
Teleflex, Inc.	992	117,413
UFP Technologies, Inc. *	700	170,912
Utah Medical Products, Inc.	630	35,860
Varex Imaging Corp. *	578	5,011
Zimmer Biomet Holdings, Inc.	666	60,746
		5,040,561

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. *	3,752	85,133
Addus HomeCare Corp. *	1,872	215,636
Amedisys, Inc. *	336	33,059
AMN Healthcare Services, Inc. *	3,754	77,595
Astrana Health, Inc. *	2,532	62,996
Brookdale Senior Living, Inc. *	7,211	50,188
Castle Biosciences, Inc. *	1,302	26,587
Chemed Corp.	896	436,289
Concentra Group Holdings Parent, Inc.	9,795	201,483
CorVel Corp. *	3,061	314,610
Cross Country Healthcare, Inc. *	3,321	43,339
DaVita, Inc. *	8,508	1,211,965
Encompass Health Corp.	6,968	854,486
Enhabit, Inc. *	1,307	12,599
Ensign Group, Inc. (The)	3,414	526,644
Fulgent Genetics, Inc. *	2,336	46,440
HealthEquity, Inc. *	4,526	474,144
Henry Schein, Inc. *@	7,338	536,041
Hims & Hers Health, Inc. *	379	18,893
Molina Healthcare, Inc. *	361	107,542
National HealthCare Corp.	1,582	169,290
National Research Corp.	2,987	50,182
NeoGenomics, Inc. *	4,322	31,594
Option Care Health, Inc. *	7,998	259,775
Owens & Minor, Inc. *	2,201	20,029
Pediatrix Medical Group, Inc. *	3,540	50,799
Pennant Group, Inc. (The) *	2,408	71,879
Premier, Inc., Class A	3,050	66,886
Quest Diagnostics, Inc.	1,950	350,278
RadNet, Inc. *@	5,402	307,428
Select Medical Holdings Corp.	12,138	184,255
Surgery Partners, Inc. *@	1,984	44,104
Tenet Healthcare Corp. *	10,669	1,877,744
U.S. Physical Therapy, Inc.	1,511	118,160
Universal Health Services, Inc., Class B	3,730	675,689
		9,613,761

Health Care Technology — 0.1%
Certara, Inc. *	6,275	73,417
Doximity, Inc., Class A *	2,443	149,854
Evolent Health, Inc., Class A *	5,196	58,507
HealthStream, Inc.	2,771	76,674
Simulations Plus, Inc. @	1,298	22,650
Teladoc Health, Inc. *	2,607	22,707
TruBridge, Inc. *	1,636	38,315
		442,124

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 3.6%
Aramark	20,945	$876,967
Biglari Holdings, Inc., Class A *	7	9,802
Biglari Holdings, Inc., Class B *@	74	21,624
BJ’s Restaurants, Inc. *	2,751	122,695
Bloomin’ Brands, Inc.	5,028	43,291
Boyd Gaming Corp.	2,637	206,292
Brinker International, Inc. *	5,170	932,306
Caesars Entertainment, Inc. *@	5,163	146,578
Cheesecake Factory, Inc. (The) @	5,035	315,493
Choice Hotels International, Inc. @	5,300	672,464
Churchill Downs, Inc.	6,429	649,329
Cracker Barrel Old Country Store, Inc. @	2,324	141,950
Dave & Buster’s Entertainment, Inc. *	2,282	68,643
Denny’s Corp. *	4,694	19,245
Domino’s Pizza, Inc.	558	251,435
DraftKings, Inc., Class A *	7,597	325,835
El Pollo Loco Holdings, Inc. *	2,723	29,980
Expedia Group, Inc.	346	58,363
Hyatt Hotels Corp., Class A @	811	113,256
Inspired Entertainment, Inc. *	1,305	10,662
International Game Technology PLC	969	15,320
Jack in the Box, Inc. @	1,602	27,971
Kura Sushi USA, Inc., Class A *	365	31,419
Light & Wonder, Inc. *	1,829	176,059
Marriott Vacations Worldwide Corp. @	3,349	242,166
Monarch Casino & Resort, Inc.	1,490	128,796
Nathan’s Famous, Inc.	681	75,305
Norwegian Cruise Line Holdings Ltd. *	4,482	90,895
Papa John’s International, Inc.	3,338	163,362
Penn Entertainment, Inc. *@	5,194	92,817
Planet Fitness, Inc., Class A *	8,887	969,127
Shake Shack, Inc., Class A *	2,266	318,600
Texas Roadhouse, Inc.	5,882	1,102,346
Travel + Leisure Co.	3,181	164,171
United Parks & Resorts, Inc. *@	3,740	176,341
Vail Resorts, Inc. @	1,779	279,534
Wendy’s Co. (The)	22,109	252,485
Wingstop, Inc.	1,117	376,139
Wyndham Hotels & Resorts, Inc.	5,481	445,112
Wynn Resorts Ltd. @	5,043	472,378
		10,616,553

Household Durables — 2.8%
Bassett Furniture Industries, Inc.	1,080	16,416
Beazer Homes USA, Inc. *	1,643	36,754
Cavco Industries, Inc. *	730	317,134
Century Communities, Inc.	3,367	189,629
Champion Homes, Inc. *	2,566	160,657
Ethan Allen Interiors, Inc.	2,598	72,354
Flexsteel Industries, Inc.	1,069	38,516
Green Brick Partners, Inc. *	4,024	253,029
Hamilton Beach Brands Holding Co., Class A	2,000	35,780
Helen of Troy Ltd. *	2,629	74,611
Hooker Furnishings Corp.	1,742	18,430
Installed Building Products, Inc.	3,050	549,976
KB Home	7,849	415,762
La-Z-Boy, Inc.	4,321	160,612
Leggett & Platt, Inc.	5,052	45,064
LGI Homes, Inc. *	624	32,148
Lifetime Brands, Inc.	2,082	10,618
Lovesac Co. (The) *@	794	14,451
M/I Homes, Inc. *	2,431	272,564
Meritage Homes Corp.	6,982	467,585
Mohawk Industries, Inc. *	3,847	403,319
Newell Brands, Inc.	11,481	61,997
Orleans Homebuilders, Inc. *@§	4,953	—
SharkNinja, Inc. *	907	89,784
Somnigroup International, Inc. @	18,378	1,250,623
Sonos, Inc. *	3,418	36,949
Taylor Morrison Home Corp. *	9,778	600,565
Toll Brothers, Inc.	10,507	1,199,164
TopBuild Corp. *	3,353	1,085,500
TRI Pointe Homes, Inc. *	9,397	300,234
Universal Electronics, Inc. *	1,292	8,553
Whirlpool Corp. @	218	22,110
		8,240,888

Household Products — 0.3%
Central Garden & Pet Co. *	427	15,022
Central Garden & Pet Co., Class A *	5,453	170,624
Clorox Co. (The)	1,886	226,452
Spectrum Brands Holdings, Inc.	1,189	63,017
WD-40 Co.	1,229	280,323
		755,438

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	8,066	84,854
Brookfield Renewable Corp. @	593	19,439
Clearway Energy, Inc., Class A	3,716	112,446
Clearway Energy, Inc., Class C	8,971	287,072
Ormat Technologies, Inc.	5,451	456,576
		960,387

Insurance — 4.3%
Ambac Financial Group, Inc. *	900	6,390
American Financial Group, Inc.	3,696	466,472
AMERISAFE, Inc.	1,125	49,196
Assurant, Inc.	4,101	809,907
Assured Guaranty Ltd.	4,657	405,625
Axis Capital Holdings Ltd.	4,830	501,451
Baldwin Insurance Group, Inc. (The) *@	3,130	133,995
Brighthouse Financial, Inc. *	3,337	179,431
Citizens, Inc. *@	6,126	21,380
CNO Financial Group, Inc.	8,824	340,430
Crawford & Co., Class A	3,214	34,004
Crawford & Co., Class B	3,345	34,944

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Insurance (Continued)
Donegal Group, Inc., Class A	2,745	$54,969
Employers Holdings, Inc.	2,665	125,735
Everest Group Ltd.	18	6,117
F&G Annuities & Life, Inc.	877	28,046
Fidelity National Financial, Inc.	3,987	223,511
First American Financial Corp.	7,508	460,916
Genworth Financial, Inc. *	14,918	116,062
Globe Life, Inc.	3,866	480,505
Hanover Insurance Group, Inc. (The)	2,145	364,371
HCI Group, Inc.	741	112,780
Horace Mann Educators Corp.	4,392	188,724
Investors Title Co. @	279	58,953
Kemper Corp.	5,843	377,107
Kinsale Capital Group, Inc.	808	390,991
Lincoln National Corp.	7,815	270,399
Mercury General Corp.	3,869	260,539
Old Republic International Corp.	20,327	781,370
Palomar Holdings, Inc. *	1,593	245,720
Primerica, Inc.	2,945	805,958
Reinsurance Group of America, Inc.	3,182	631,182
RenaissanceRe Holdings Ltd.	2,896	703,438
RLI Corp.	8,062	582,238
Safety Insurance Group, Inc.	1,493	118,529
Selective Insurance Group, Inc.	5,516	477,961
Stewart Information Services Corp.	2,578	167,828
Trupanion, Inc. *@	335	18,542
Unico American Corp. *§	1,700	119
United Fire Group, Inc.	1,185	34,010
Universal Insurance Holdings, Inc.	2,828	78,420
Unum Group	14,680	1,185,557
White Mountains Insurance Group Ltd.	170	305,272
		12,639,094

Interactive Media & Services — 0.4%
Cargurus, Inc. *	1,272	42,574
Cars.com, Inc. *	3,931	46,582
Match Group, Inc.	6,820	210,670
Pinterest, Inc., Class A *	4,203	150,720
QuinStreet, Inc. *	858	13,814
Shutterstock, Inc.	1,210	22,942
Snap, Inc., Class A *	24,958	216,885
TripAdvisor, Inc. *	4,913	64,115
Yelp, Inc. *	4,724	161,891
Ziff Davis, Inc. *	2,996	90,689
ZoomInfo Technologies, Inc. *	5,496	55,619
		1,076,501

IT Services — 0.8%
Akamai Technologies, Inc. *	933	74,416
Amdocs Ltd.	5,319	485,306
ASGN, Inc. *	4,078	203,615
DXC Technology Co. *	5,492	83,973
EPAM Systems, Inc. *	367	64,893
Fastly, Inc., Class A *	1,787	12,616
Globant SA *	1,678	152,429
Grid Dynamics Holdings, Inc. *	2,704	31,231
Hackett Group, Inc. (The)	3,495	88,843
Information Services Group, Inc.	2,180	10,464
Kyndryl Holdings, Inc. *	2,623	110,061
MongoDB, Inc. *	712	149,513
Okta, Inc. *	5,003	500,150
Twilio, Inc., Class A *	3,932	488,983
		2,456,493

Leisure Equipment & Products — 0.4%
Acushnet Holdings Corp. @	541	39,396
American Outdoor Brands, Inc. *	1,946	20,336
Brunswick Corp.	3,312	182,955
Escalade, Inc.	1,950	27,261
Hasbro, Inc.	3,807	281,033
Johnson Outdoors, Inc., Class A @	1,000	30,270
Malibu Boats, Inc., Class A *@	2,116	66,315
Marine Products Corp. @	3,930	33,444
MasterCraft Boat Holdings, Inc. *@	1,583	29,412
Mattel, Inc. *	16,916	333,583
Polaris, Inc. @	2,606	105,934
Smith & Wesson Brands, Inc. @	2,884	25,033
Topgolf Callaway Brands Corp. *@	5,300	42,665
		1,217,637

Life Sciences Tools & Services — 0.8%
Avantor, Inc. *	7,284	98,043
Azenta, Inc. *	937	28,841
Bio-Rad Laboratories, Inc., Class A *	457	110,283
Bio-Techne Corp.	3,837	197,414
BioLife Solutions, Inc. *	1,278	27,528
Bruker Corp.	5,636	232,203
Charles River Laboratories International, Inc. *	991	150,364
CryoPort, Inc. *@	2,607	19,448
ICON PLC *	104	15,127
Illumina, Inc. *	200	19,082
Medpace Holdings, Inc. *	2,141	671,974
OmniAb, Inc. *	8,462	14,724
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Repligen Corp. *	2,618	325,627
Revvity, Inc. @	2,555	247,119
West Pharmaceutical Services, Inc.	447	97,804
		2,255,581

Machinery — 5.4%
AGCO Corp.	4,840	499,294
Alamo Group, Inc.	1,213	264,895
Albany International Corp., Class A	2,901	203,447
Allison Transmission Holdings, Inc.	6,647	631,399
Astec Industries, Inc.	1,354	56,448
Chart Industries, Inc. *	3,344	550,590
CNH Industrial NV	11,489	148,897
Columbus McKinnon Corp.	2,642	40,343
Commercial Vehicle Group, Inc. *	3,758	6,238
Crane Co.	3,089	586,570
Donaldson Co., Inc.	8,206	569,086
Douglas Dynamics, Inc.	2,507	73,881

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Machinery (Continued)
Eastern Co. (The)	776	$17,708
Enerpac Tool Group Corp.	4,909	199,109
Enpro, Inc.	1,861	356,475
Esab Corp.	418	50,390
ESCO Technologies, Inc.	2,269	435,353
Federal Signal Corp.	5,364	570,837
Flowserve Corp.	2,564	134,225
Franklin Electric Co., Inc.	4,975	446,457
Gorman-Rupp Co. (The)	2,754	101,127
Graco, Inc.	4,511	387,811
Greenbrier Cos., Inc. (The)	2,663	122,631
Helios Technologies, Inc.	2,930	97,774
Hurco Cos., Inc. *	1,000	18,900
Hyster-Yale, Inc.	165	6,564
IDEX Corp.	100	17,557
ITT, Inc.	5,131	804,695
Kadant, Inc. @	1,029	326,656
Kennametal, Inc.	3,360	77,146
L.B. Foster Co., Class A *	1,565	34,227
Lincoln Electric Holdings, Inc.	3,365	697,632
Lindsay Corp.	1,109	159,973
Manitowoc Co., Inc. (The) *	3,607	43,356
Middleby Corp. (The) *	2,710	390,240
Miller Industries, Inc.	1,261	56,064
Mueller Industries, Inc.	10,043	798,117
Mueller Water Products, Inc., Class A	15,406	370,360
Nordson Corp.	846	181,357
Omega Flex, Inc.	590	19,104
Oshkosh Corp.	4,130	468,920
Park-Ohio Holdings Corp.	2,182	38,971
Pentair PLC	11,013	1,130,595
Perma-Pipe International Holdings, Inc. *	1,900	43,453
RBC Bearings, Inc. *	336	129,293
Shyft Group, Inc. (The) @	3,913	49,069
Snap-on, Inc.	709	220,627
SPX Technologies, Inc. *	4,239	710,796
Standex International Corp.	1,107	173,223
Stanley Black & Decker, Inc.	2,632	178,318
Tennant Co.	1,721	133,343
Terex Corp.	6,303	294,287
Timken Co. (The)	6,902	500,740
Titan International, Inc. *@	4,338	44,551
Toro Co. (The)	3,825	270,351
Trinity Industries, Inc.	4,908	132,565
Wabash National Corp.	2,121	22,546
Watts Water Technologies, Inc., Class A	2,409	592,349
Worthington Enterprises, Inc.	4,458	283,707
		15,970,637

Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd. *	1,145	9,927
Costamare, Inc.	5,728	52,182
Kirby Corp. *	4,368	495,375
Matson, Inc.	2,963	329,930
		887,414

Media — 1.3%
Boston Omaha Corp., Class A *@	1,358	19,066
Cable One, Inc.	179	24,310
DoubleVerify Holdings, Inc. *	5,203	77,889
Entravision Communications Corp., Class A	3,329	7,723
EW Scripps Co. (The), Class A *	7,073	20,795
Fox Corp. Class A	3,642	204,098
Fox Corp., Class B	817	42,182
Gannett Co., Inc. *	1	4
GCI Liberty, Inc. *§	8,984	—
Gray Media, Inc.	8,433	38,201
Interpublic Group of Cos., Inc. (The)	12,645	309,550
John Wiley & Sons, Inc., Class A	2,491	111,173
Liberty Broadband Corp., Class A *	824	80,604
Liberty Broadband Corp., Class C *	2,320	228,242
Magnite, Inc. *@	3,879	93,561
New York Times Co. (The), Class A	17,457	977,243
News Corp., Class A	19,977	593,716
News Corp., Class B @	7,188	246,620
Nexstar Media Group, Inc.	2,102	363,541
Omnicom Group, Inc.	1,627	117,046
Paramount Global, Class A	586	13,449
Paramount Global, Class B	6,684	86,224
PubMatic, Inc., Class A *	3,162	39,335
Saga Communications, Inc., Class A	664	8,632
Scholastic Corp.	1,911	40,093
Sinclair, Inc. @	2,132	29,464
Sirius XM Holdings, Inc.	6,101	140,140
TechTarget, Inc. *	3,517	27,327
Thryv Holdings, Inc. *	1,938	23,566
WideOpenWest, Inc. *	4,405	17,884
		3,981,678

Metals & Mining — 1.5%
Alcoa Corp.	12,275	362,235
Alpha Metallurgical Resources, Inc. *	719	80,873
Carpenter Technology Corp.	3,912	1,081,199
Century Aluminum Co. *	8,912	160,594
Cleveland-Cliffs, Inc. *@	10,926	83,038
Coeur Mining, Inc. *	16,461	145,844
Commercial Metals Co.	12,402	606,582
Fortitude Gold Corp.	4,671	16,722
Friedman Industries, Inc.	700	11,592
Hecla Mining Co.	30,869	184,905
Kaiser Aluminum Corp.	1,901	151,890
Materion Corp.	2,175	172,630
Metallus, Inc. *	3,673	56,601
MP Materials Corp. *@	4,905	163,189
Olympic Steel, Inc.	1,200	39,108
Radius Recycling, Inc.	63	1,870
Reliance, Inc.	301	94,484
Royal Gold, Inc.	4,388	780,362
Ryerson Holding Corp.	4,615	99,546
Steel Dynamics, Inc.	380	48,644
SunCoke Energy, Inc.	5,320	45,699

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Metals & Mining (Continued)
Tredegar Corp. *	3,412	$30,026
Warrior Met Coal, Inc.	738	33,822
		4,451,455

Multi-Utilities — 0.6%
Avista Corp.	6,896	261,703
Black Hills Corp.	6,023	337,890
NiSource, Inc.	19,524	787,598
Northwestern Energy Group, Inc.	4,148	212,793
Unitil Corp.	1,923	100,285
		1,700,269

Oil, Gas & Consumable Fuels — 2.2%
Amplify Energy Corp. *	1,867	5,974
Antero Midstream Corp.	32,353	613,089
Antero Resources Corp. *	5,180	208,650
APA Corp.	7,972	145,808
Ardmore Shipping Corp.	1,612	15,475
Berry Corp.	4,166	11,540
California Resources Corp.	1,759	80,334
Centrus Energy Corp., Class A *	1,074	196,735
Chord Energy Corp.	244	23,631
Civitas Resources, Inc. @	2,093	57,599
CNX Resources Corp. *	16,780	565,150
Comstock Resources, Inc. *@	8,676	240,065
Core Natural Resources, Inc.	1,743	121,557
Coterra Energy, Inc.	417	10,583
CVR Energy, Inc.	1,556	41,779
Delek U.S. Holdings, Inc.	3,666	77,646
DHT Holdings, Inc.	11,638	125,807
Dorian LPG Ltd.	3,332	81,234
DT Midstream, Inc.	1,881	206,741
Evolution Petroleum Corp. @	5,356	25,173
Expand Energy Corp.	39	4,561
Green Plains, Inc. *	3,022	18,223
Gulfport Energy Corp. *	944	189,905
Hallador Energy Co. *@	3,193	50,545
HF Sinclair Corp.	8,792	361,175
International Seaways, Inc. @	4,383	159,892
Magnolia Oil & Gas Corp., Class A	7,613	171,140
Matador Resources Co.	10,827	516,664
Murphy Oil Corp. @	7,046	158,535
NACCO Industries, Inc., Class A	533	23,617
New Fortress Energy, Inc.	3,932	13,054
Nordic American Tankers Ltd. @	8,255	21,711
Northern Oil and Gas, Inc. @	1,306	37,025
Ovintiv, Inc.	6,163	234,502
Par Pacific Holdings, Inc. *	2,616	69,402
PBF Energy, Inc., Class A	6,136	132,967
Peabody Energy Corp.	3,580	48,044
Permian Resources Corp.	26,947	367,018
Range Resources Corp.	10,825	440,253
REX American Resources Corp. *	1,551	75,549
SandRidge Energy, Inc.	2,175	23,534
Scorpio Tankers, Inc.	1,614	63,156
SFL Corp. Ltd. @	4,682	39,001
Sitio Royalties Corp., Class A	3,565	65,525
SM Energy Co.	2,124	52,484
Talos Energy, Inc. *@	3,212	27,238
Teekay Corp. Ltd.	4,339	35,797
Teekay Tankers Ltd., Class A	1,880	78,434
Vitesse Energy, Inc.	2,544	56,197
World Kinect Corp.	2,783	78,898
		6,468,616

Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	1,838	50,067
Louisiana-Pacific Corp.	6,194	532,622
Magnera Corp. *	1,697	20,500
Mercer International, Inc.	7,857	27,500
Resolute Forest Products, Inc. CVR ¶*§	7,629	—
Sylvamo Corp.	2,483	124,398
		755,087

Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	3,915	193,714
Allegiant Travel Co. *	441	24,233
American Airlines Group, Inc. *	12,202	136,907
SkyWest, Inc. *	3,627	373,472
Southwest Airlines Co. @	10,338	335,365
		1,063,691

Personal Products — 0.6%
BellRing Brands, Inc. *	7,482	433,432
Coty, Inc., Class A *	40,647	189,009
Edgewell Personal Care Co.	1,878	43,964
elf Beauty, Inc. *@	4,063	505,600
Herbalife Ltd. *	600	5,172
Interparfums, Inc.	2,916	382,900
Medifast, Inc. *	1,290	18,124
Natural Alternatives International, Inc. *	1,000	3,280
Nature’s Sunshine Products, Inc. *	1,700	25,143
United-Guardian, Inc.	600	4,776
USANA Health Sciences, Inc. *	2,205	67,319
		1,678,719

Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc. *	5,315	122,032
ANI Pharmaceuticals, Inc. *	1,669	108,902
Collegium Pharmaceutical, Inc. *	2,590	76,586
Corcept Therapeutics, Inc. *	7,842	575,603
Edgewise Therapeutics, Inc. *	1,162	15,234
Elanco Animal Health, Inc. *@	2,020	28,846
Harmony Biosciences Holdings, Inc. *	1,923	60,767
Innoviva, Inc. *	5,963	119,797
Jazz Pharmaceuticals PLC *	2,825	299,789
LENZ Therapeutics, Inc. *@	446	13,072
Ligand Pharmaceuticals, Inc. *	1,727	196,325
Organon & Co. @	7,211	69,803
Pacira BioSciences, Inc. *	1,786	42,685
Perrigo Co. PLC	6,512	174,001
Prestige Consumer Healthcare, Inc. *	5,152	411,387

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
SIGA Technologies, Inc.	1,900	$12,388
Supernus Pharmaceuticals, Inc. *	5,158	162,580
Viatris, Inc.	18,447	164,732
		2,654,529

Professional Services — 2.8%
Amentum Holdings, Inc. *@	16	378
Barrett Business Services, Inc.	3,196	133,241
Booz Allen Hamilton Holding Corp.	729	75,911
CACI International, Inc., Class A *	1,409	671,670
Concentrix Corp. @	3,341	176,589
Conduent, Inc. *	5,702	15,053
CRA International, Inc.	619	115,982
CSG Systems International, Inc.	2,945	192,338
Dayforce, Inc. *@	3,385	187,495
ExlService Holdings, Inc. *	17,683	774,339
Exponent, Inc.	4,607	344,189
Forrester Research, Inc. *	2,360	23,364
Franklin Covey Co. *	1,628	37,151
FTI Consulting, Inc. *	3,603	581,884
Genpact Ltd.	9,689	426,413
Heidrick & Struggles International, Inc.	1,928	88,225
Huron Consulting Group, Inc. *	1,957	269,166
ICF International, Inc.	2,012	170,436
Insperity, Inc.	3,407	204,829
Jacobs Solutions, Inc.	273	35,886
KBR, Inc.	12,616	604,811
Kelly Services, Inc., Class A	1,510	17,682
Kforce, Inc.	1,735	71,361
Korn Ferry	4,964	364,010
Leidos Holdings, Inc.	686	108,223
ManpowerGroup, Inc.	1,804	72,882
Mastech Digital, Inc. *	2,122	15,215
Maximus, Inc.	2,874	201,755
NV5 Global, Inc. *	6,408	147,961
Parsons Corp. *	1,163	83,468
Paycom Software, Inc.	137	31,702
Paylocity Holding Corp. *	2,396	434,131
RCM Technologies, Inc. *	1,296	30,547
Resources Connection, Inc.	3,396	18,236
Robert Half, Inc.	4,511	185,177
Science Applications International Corp.	2,559	288,169
SS&C Technologies Holdings, Inc.	4,194	347,263
TransUnion	2,321	204,248
TriNet Group, Inc.	3,424	250,431
TrueBlue, Inc. *	3,431	22,233
TTEC Holdings, Inc. *	4,929	23,708
Verra Mobility Corp. *	10,023	254,484
		8,302,236

Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC *	5,956	65,933
Douglas Elliman, Inc. *	8,113	18,822
Forestar Group, Inc. *	3,530	70,600
FRP Holdings, Inc. *	400	10,756
Howard Hughes Holdings, Inc. *	1,369	92,407
Jones Lang LaSalle, Inc. *	3,879	992,171
Kennedy-Wilson Holdings, Inc.	7,231	49,171
Marcus & Millichap, Inc.	1,262	38,756
Maui Land & Pineapple Co., Inc. *	885	16,098
Newmark Group, Inc., Class A	11,400	138,510
RMR Group, Inc. (The), Class A	1,159	18,950
Seaport Entertainment Group, Inc. *	344	6,447
St. Joe Co. (The)	3,300	157,410
Stratus Properties, Inc. *@	313	5,909
Tejon Ranch Co. *@	2,249	38,143
Zillow Group, Inc., Class A *@	1,311	89,790
Zillow Group, Inc., Class C *	4,338	303,877
		2,113,750

Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc. *	1,272	43,490
Alpha & Omega Semiconductor Ltd. *@	2,886	74,055
Ambarella, Inc. *	1,986	131,205
Amkor Technology, Inc.	24,529	514,864
Amtech Systems, Inc. *	2,822	12,530
Astera Labs, Inc. *	1,765	159,591
Axcelis Technologies, Inc. *	3,412	237,782
CEVA, Inc. *	3,095	68,028
Cirrus Logic, Inc. *	3,204	334,033
Cohu, Inc. *	3,788	72,881
Diodes, Inc. *	4,900	259,161
Enphase Energy, Inc. *	2,985	118,355
Entegris, Inc.	230	18,550
First Solar, Inc. *@	525	86,908
FormFactor, Inc. *	8,126	279,616
GSI Technology, Inc. *	4,641	15,594
Ichor Holdings Ltd. *	400	7,856
Kulicke & Soffa Industries, Inc.	5,924	204,970
Lattice Semiconductor Corp. *	5,394	264,252
MACOM Technology Solutions Holdings, Inc. *	2,196	314,665
Magnachip Semiconductor Corp. *	4,588	18,260
MaxLinear, Inc. *	3,747	53,245
NVE Corp.	256	18,844
ON Semiconductor Corp. *	2,857	149,735
Onto Innovation, Inc. *	4,376	441,670
PDF Solutions, Inc. *	4,938	105,574
Photronics, Inc. *	7,008	131,961
Power Integrations, Inc.	6,164	344,568
Qorvo, Inc. *	2,760	234,352
Rambus, Inc. *	9,749	624,131
Silicon Laboratories, Inc. *	1,334	196,578
Skyworks Solutions, Inc.	243	18,108
Synaptics, Inc. *	4,162	269,781
Teradyne, Inc.	267	24,009
Ultra Clean Holdings, Inc. *	4,298	97,006
Universal Display Corp.	2,218	342,592
Veeco Instruments, Inc. *	3,448	70,063
		6,358,863

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Software — 3.0%
A10 Networks, Inc.	4,234	$81,928
ACI Worldwide, Inc. *	9,656	443,307
Adeia, Inc.	7,577	107,139
Alarm.com Holdings, Inc. *	2,460	139,162
Bentley Systems, Inc., Class B	4,082	220,306
Bill Holdings, Inc. *	2,276	105,288
Blackbaud, Inc. *	5,719	367,217
Box, Inc., Class A *	6,867	234,645
Commvault Systems, Inc. *	2,675	466,333
Consensus Cloud Solutions, Inc. *	1,449	33,414
DocuSign, Inc. *	5,112	398,174
Dolby Laboratories, Inc., Class A	2,819	209,339
Dropbox, Inc., Class A *	14,286	408,580
Dynatrace, Inc. *	7,032	388,237
eGain Corp. *	4,304	26,900
EverCommerce, Inc. *@	388	4,074
Gen Digital, Inc.	20,625	606,375
Guidewire Software, Inc. *	3,285	773,453
I3 Verticals, Inc., Class A *@	1,470	40,396
InterDigital, Inc. @	2,792	626,050
Jamf Holding Corp. *	3,544	33,703
JFrog Ltd. *	479	21,018
LiveRamp Holdings, Inc. *	7,539	249,089
Manhattan Associates, Inc. *	1,016	200,629
Meridianlink, Inc. *	2,090	33,921
Mitek Systems, Inc. *	1,166	11,543
N-able, Inc. *	8,171	66,185
Nutanix, Inc., Class A *	4,947	378,149
Olo, Inc., Class A *	2,551	22,704
Ooma, Inc. *	1,297	16,731
Procore Technologies, Inc. *	1,214	83,062
Progress Software Corp.	4,129	263,595
Qualys, Inc. *	3,876	553,764
Sapiens International Corp. NV	2,496	73,008
SentinelOne, Inc., Class A *	5,750	105,110
SPS Commerce, Inc. *	2,160	293,954
Teradata Corp. *	4,213	93,992
UiPath, Inc., Class A *	10,245	131,136
Unity Software, Inc. *@	11,422	276,412
Verint Systems, Inc. *	4,882	96,029
Vertex, Inc., Class A *@	1,558	55,052
Yext, Inc. *	4,488	38,148
		8,777,251

Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A *@	3,880	19,090
Abercrombie & Fitch Co., Class A *	3,727	308,782
Academy Sports & Outdoors, Inc. @	2,614	117,133
Advance Auto Parts, Inc. @	3,109	144,537
America’s Car-Mart, Inc. *@	822	46,065
American Eagle Outfitters, Inc.	9,675	93,074
Asbury Automotive Group, Inc. *	2,143	511,191
AutoNation, Inc. *	4,060	806,519
Bath & Body Works, Inc.	5,771	172,899
Best Buy Co., Inc.	1,982	133,052
Boot Barn Holdings, Inc. *	2,691	409,032
Buckle, Inc. (The)	5,018	227,566
Build-A-Bear Workshop, Inc.	1,640	84,558
Burlington Stores, Inc. *	1,368	318,252
Caleres, Inc. @	3,874	47,340
CarMax, Inc. *	4,370	293,708
Cato Corp. (The), Class A	2,638	7,413
Citi Trends, Inc. *	818	27,313
Destination XL Group, Inc. *	3,560	3,952
Five Below, Inc. *	5,505	722,146
Floor & Decor Holdings, Inc., Class A *	4,489	340,984
Foot Locker, Inc. *@	3,452	84,574
GameStop Corp., Class A *	752	18,341
Gap, Inc. (The)	2,272	49,552
Genesco, Inc. *	1,490	29,338
Group 1 Automotive, Inc.	1,157	505,273
Guess?, Inc. @	3,265	39,474
Haverty Furniture Cos., Inc.	1,983	40,354
Lithia Motors, Inc.	1,581	534,093
MarineMax, Inc. *	2,209	55,534
Monro, Inc. @	3,090	46,072
Murphy USA, Inc.	2,265	921,402
National Vision Holdings, Inc. *	2,877	66,200
ODP Corp. (The) *	1,761	31,927
Penske Automotive Group, Inc.	1,742	299,293
PetMed Express, Inc. *@	2,360	7,835
Revolve Group, Inc. *	706	14,155
RH *	318	60,105
Sally Beauty Holdings, Inc. *	3,610	33,429
Shoe Carnival, Inc. @	3,062	57,290
Signet Jewelers Ltd. @	4,741	377,147
Sleep Number Corp. *@	3,221	21,758
Sonic Automotive, Inc., Class A	1,991	159,141
Ulta Beauty, Inc. *	499	233,442
Upbound Group, Inc.	6,271	157,402
Urban Outfitters, Inc. *	2,086	151,318
Valvoline, Inc. *	6,915	261,871
Victoria’s Secret & Co. *	2,341	43,355
Williams-Sonoma, Inc.	1,226	200,292
Winmark Corp.	455	171,813
Zumiez, Inc. *	2,406	31,904
		9,538,290

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *@	5,195	91,952
Carter’s, Inc.	1,288	38,807
Columbia Sportswear Co. @	2,473	151,051
Deckers Outdoor Corp. *	1,505	155,120
Figs, Inc., Class A *	2,862	16,142
G-III Apparel Group Ltd. *	5,008	112,179
Kontoor Brands, Inc.	2,384	157,273
Lakeland Industries, Inc.	1,669	22,715
Movado Group, Inc.	2,220	33,855
Oxford Industries, Inc. @	1,665	67,016
PVH Corp.	1,378	94,531
Ralph Lauren Corp.	2,279	625,084
Rocky Brands, Inc.	1,000	22,190
Skechers U.S.A., Inc., Class A *	6,530	412,043
Steven Madden Ltd.	6,944	166,517
Superior Group of Cos., Inc.	2,200	22,660

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Tapestry, Inc.	18,072	$1,586,902
Under Armour, Inc., Class A *@	2,222	15,176
Under Armour, Inc., Class C *@	1,318	8,554
Unifi, Inc. *	2,394	12,497
VF Corp.	1,731	20,339
		3,832,603

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	96,986
Universal Corp.	2,612	152,123
		249,109

Trading Companies & Distributors — 1.6%
Air Lease Corp.	5,985	350,063
Applied Industrial Technologies, Inc.	2,291	532,543
Boise Cascade Co.	3,680	319,498
Core & Main, Inc., Class A *	2,709	163,488
Distribution Solutions Group, Inc. *@	224	6,153
DNOW, Inc. *	4,946	73,349
DXP Enterprises, Inc. *	1,824	159,874
FTAI Aviation Ltd. @	770	88,581
GATX Corp.	3,309	508,130
Global Industrial Co.	3,603	97,317
GMS, Inc. *	2,900	315,375
Herc Holdings, Inc.	3,092	407,185
MRC Global, Inc. *	5,657	77,557
MSC Industrial Direct Co., Inc., Class A @	936	79,579
Rush Enterprises, Inc., Class A	7,718	397,554
SiteOne Landscape Supply, Inc. *	413	49,948
Titan Machinery, Inc. *@	2,515	49,822
WESCO International, Inc.	4,569	846,179
Willis Lease Finance Corp.	900	128,502
		4,650,697

Water Utilities — 0.4%
American States Water Co.	4,082	312,926
Artesian Resources Corp., Class A	1,177	39,500
California Water Service Group	6,097	277,292
Consolidated Water Co. Ltd.	1,751	52,565
Essential Utilities, Inc.	8,329	309,339
H2O America	2,989	155,338
Middlesex Water Co.	2,133	115,566
Pure Cycle Corp. *	1,000	10,720
York Water Co. (The)	1,803	56,975
		1,330,221

Wireless Telecommunication Services — 0.1%
Gogo, Inc. *@	1,021	14,988
Spok Holdings, Inc.	2,839	50,194
U.S. Cellular Corp. *	1,551	99,217
		164,399

TOTAL COMMON STOCKS (Identified Cost $144,927,951)		295,251,719

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 4.020%	133,158	133,158

Collateral For Securities On Loan — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 4.350%	2,004,203	2,004,203

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,137,361)		2,137,361

Total Investments — 100.6% (Identified Cost $147,065,312)		297,389,080
Liabilities in excess of Cash and Other Assets — (0.6%)		(1,712,793)

Net Assets — 100.0%		$295,676,287

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2025, the fair value of the securities on loan was $19,174,877.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2025 amounted to $10,950 or 0.00% of the net assets of the Fund.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

COMMON STOCKS — 98.1%
Australia — 6.0%
Ampol Ltd. @	3,807	$64,494
ANZ Group Holdings Ltd.	171,032	3,282,388
Aurizon Holdings Ltd.	293,809	585,912
Bendigo & Adelaide Bank Ltd.	40,324	335,456
BlueScope Steel Ltd.	114,919	1,747,901
Challenger Ltd.	54,241	288,446
Cleanaway Waste Management Ltd.	139,337	249,437
Dyno Nobel Ltd.	195,063	345,344
Endeavour Group Ltd. @	60,152	158,752
Evolution Mining Ltd.	224,974	1,153,440
Fortescue Ltd. @	72,441	728,505
Harvey Norman Holdings Ltd. @	136,089	472,018
National Australia Bank Ltd.	178,680	4,628,668
Northern Star Resources Ltd.	31,003	378,506
Orica Ltd.	50,333	645,639
Origin Energy Ltd.	168,307	1,195,222
QBE Insurance Group Ltd.	119,130	1,833,903
Rio Tinto Ltd. @	20,623	1,454,079
Sandfire Resources Ltd. *	13,466	99,439
Santos Ltd.	512,778	2,585,135
Sonic Healthcare Ltd.	60,106	1,059,780
South32 Ltd.	640,447	1,226,595
Suncorp Group Ltd.	130,499	1,856,038
TPG Telecom Ltd. @	41,292	144,850
Westpac Banking Corp.	209,812	4,675,653
Whitehaven Coal Ltd. @	99,731	356,414
Woodside Energy Group Ltd. @	157,968	2,456,732
Worley Ltd.	30,039	258,594
Yancoal Australia Ltd. @	73,145	277,770
		34,545,110

Austria — 0.1%
Erste Group Bank AG	1,782	151,766
OMV AG	8,855	481,692
		633,458

Belgium — 0.7%
Ageas SA	21,755	1,469,669
Anheuser-Busch InBev SA/NV	5,924	406,409
KBC Group NV	14,357	1,482,492
Syensqo SA @	6,022	464,490
		3,823,060

Canada — 10.5%
Agnico Eagle Mines Ltd. @	2,963	352,390
AltaGas Ltd.	24,518	711,729
ARC Resources Ltd.	22,231	468,700
Bank of Montreal	1,424	157,809
Bank of Montreal @	50,160	5,549,201
Bank of Nova Scotia (The) @	59,376	3,281,711
Bank of Nova Scotia (The) @	18,436	1,019,446
Barrick Mining Corp.	194,169	4,042,599
Barrick Mining Corp.	12,261	255,259
Canadian Imperial Bank of Commerce @	18,668	1,322,254
Canadian Imperial Bank of Commerce	74,432	5,283,346
Canadian Tire Corp. Ltd., Class A @	4,020	547,287
Cenovus Energy, Inc.	144,903	1,970,681
Empire Co. Ltd., Class A	8,783	364,478
Fairfax Financial Holdings Ltd.	2,377	4,290,557
First Quantum Minerals Ltd. *	25,434	451,807
iA Financial Corp., Inc.	16,360	1,793,563
Imperial Oil Ltd. @	805	63,981
Kinross Gold Corp.	173,331	2,708,635
Kinross Gold Corp.	29,938	467,931
Lundin Mining Corp. @	110,222	1,159,081
Magna International, Inc. @	31,454	1,214,439
MEG Energy Corp.	14,698	277,716
Nutrien Ltd. @	74,537	4,341,035
Pan American Silver Corp.	5,995	170,258
Pembina Pipeline Corp. @	18,294	686,208
Saputo, Inc.	6,400	130,984
Suncor Energy, Inc. ¥	67,770	2,538,607
Suncor Energy, Inc.	63,249	2,368,675
Teck Resources Ltd., Class B	66,192	2,672,833
Toronto-Dominion Bank (The)	14,737	1,083,942
Toronto-Dominion Bank (The) @	82,217	6,038,839
Tourmaline Oil Corp.	49,803	2,402,832
West Fraser Timber Co. Ltd.	3,962	290,542
		60,479,355

China — 0.0%
Budweiser Brewing Co. APAC Ltd. @±	105,100	104,030

Denmark — 2.7%
AP Moller - Maersk AS, Class A	191	352,824
AP Moller - Maersk AS, Class B	194	360,663
Carlsberg AS, Class B	15,088	2,137,750
Coloplast AS, Class B	9,859	936,440
Danske Bank AS	41,578	1,695,614
Demant AS *	10,748	448,332
DSV AS	16,777	4,031,513
Genmab AS *	3,926	815,108
H Lundbeck AS	21,000	120,554
Novonesis Novozymes B, Class B	37,759	2,707,142
Pandora AS	1,382	242,634
Rockwool AS, Class B	10,530	492,772
Tryg AS	15,313	395,533
Vestas Wind Systems AS	53,162	797,545
		15,534,424

Finland — 0.5%
Nokia OYJ @	18,157	94,236
Nokia OYJ, ADR @	486,141	2,518,210
Nordea Bank Abp	28,127	417,797
Stora Enso OYJ, Class R @	3,306	35,921
		3,066,164

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
France — 10.6%
Alstom SA @*	7,667	$178,821
Amundi SA ±	5,568	450,592
AXA SA	4,696	230,504
BNP Paribas SA	57,117	5,134,886
Bollore SE	18,010	113,075
Bouygues SA	42,399	1,917,847
Canal & SA	40,220	125,764
Carrefour SA	61,663	869,453
Cie de Saint-Gobain SA	64,617	7,584,162
Cie Generale des Etablissements Michelin SCA	119,912	4,455,038
Credit Agricole SA	53,157	1,005,931
Eiffage SA	11,127	1,563,017
Engie SA	243,967	5,726,068
Louis Hachette Group	26,542	54,354
Orange SA	322,578	4,907,454
Publicis Groupe SA @	10,335	1,164,820
Renault SA	29,529	1,361,086
Rexel SA	14,200	437,241
Sanofi SA	47,666	4,615,943
Societe Generale SA	82,075	4,693,829
TotalEnergies SE	227,983	13,991,597
Vinci SA	1,446	213,085
Vivendi SE *	40,220	138,768
		60,933,335

Germany — 7.8%
BASF SE	110,444	5,445,885
Bayer AG	93,338	2,807,511
Bayerische Motoren Werke AG	26,979	2,398,113
Commerzbank AG	103,762	3,273,226
Continental AG	13,542	1,182,029
Covestro AG *	16,685	1,187,108
Daimler Truck Holding AG	81,396	3,851,518
Deutsche Bank AG	94,182	2,792,404
Deutsche Bank AG	62,274	1,823,383
Deutsche Post AG	52,113	2,406,966
E.ON SE	135,582	2,495,452
Evonik Industries AG	20,942	431,701
Fresenius Medical Care AG	14,083	807,059
Fresenius SE & Co. KGaA	34,117	1,715,230
Hapag-Lloyd AG ±	1,127	168,599
Heidelberg Materials AG	21,305	5,005,445
Henkel AG & Co. KGaA	6,345	459,657
Infineon Technologies AG	4,947	210,454
Mercedes-Benz Group AG	81,705	4,782,387
Merck KGaA	1,549	200,711
RWE AG	22,298	930,602
Talanx AG	1,300	168,294
Volkswagen AG	4,164	449,787
		44,993,521

Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	302,500	1,314,053
Cathay Pacific Airways Ltd.	230,363	314,000
CK Asset Holdings Ltd.	82,569	363,937
CK Hutchison Holdings Ltd.	286,124	1,760,494
CK Infrastructure Holdings Ltd.	9,000	59,561
Henderson Land Development Co. Ltd.	88,684	310,114
Hong Kong & China Gas Co. Ltd.	188,000	157,825
MTR Corp. Ltd.	74,669	268,239
Sun Hung Kai Properties Ltd.	95,177	1,091,814
Swire Pacific Ltd., Class A	53,500	458,331
Swire Pacific Ltd., Class B	127,500	180,613
WH Group Ltd. ±	1,427,959	1,373,396
		7,652,377

Ireland — 0.3%
AIB Group PLC	73,001	600,651
Bank of Ireland Group PLC	65,003	925,353
		1,526,004

Israel — 0.9%
Bank Hapoalim BM	62,229	1,193,848
Bank Leumi Le-Israel BM	116,419	2,164,343
Clal Insurance Enterprises Holdings Ltd.	2,481	109,602
Delek Group Ltd.	1,842	381,383
Harel Insurance Investments & Financial Services Ltd.	6,318	176,918
Israel Discount Bank Ltd., Class A	131,550	1,310,691
		5,336,785

Italy — 1.6%
Banco BPM SpA @	78,217	913,250
Eni SpA	212,093	3,437,731
UniCredit SpA	65,428	4,386,108
Unipol Assicurazioni SpA	21,052	417,230
		9,154,319

Japan — 20.1%
AGC, Inc. @	44,900	1,317,956
Air Water, Inc.	14,100	210,807
Aisin Corp.	67,500	865,751
Alfresa Holdings Corp.	15,700	214,941
Amada Co. Ltd.	37,100	405,896
Asahi Group Holdings Ltd.	182,600	2,444,092
Asahi Kasei Corp.	191,300	1,364,294
Bridgestone Corp. @	39,300	1,610,152
Brother Industries Ltd.	35,600	615,809
Canon Marketing Japan, Inc. @	7,400	271,889
Chiba Bank Ltd. (The)	63,800	591,237
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	129,190
COMSYS Holdings Corp.	2,900	67,221
Concordia Financial Group Ltd.	111,200	723,702
Cosmo Energy Holdings Co. Ltd.	11,900	510,443
Dai Nippon Printing Co. Ltd.	13,400	203,785
Dai-ichi Life Holdings, Inc.	250,400	1,905,756

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Japan (Continued)
Daicel Corp.	21,300	$178,899
Daiwa House Industry Co. Ltd.	58,900	2,026,253
Daiwa Securities Group, Inc. @	54,700	389,154
Denso Corp.	98,200	1,330,086
ENEOS Holdings, Inc.	470,600	2,336,905
FUJIFILM Holdings Corp. @	44,700	975,295
Fukuoka Financial Group, Inc.	13,600	364,260
Gunma Bank Ltd. (The)	8,800	73,972
Hachijuni Bank Ltd. (The)	8,600	69,932
Hakuhodo DY Holdings, Inc.	22,300	185,130
Hankyu Hanshin Holdings, Inc.	28,300	770,362
Haseko Corp.	30,800	462,733
Hitachi Construction Machinery Co. Ltd.	8,000	238,881
Honda Motor Co. Ltd.	466,200	4,514,537
Hulic Co. Ltd. @	14,700	148,271
Ibiden Co. Ltd.	5,200	229,189
Idemitsu Kosan Co. Ltd.	147,000	893,198
Iida Group Holdings Co. Ltd. @	14,400	203,243
INFRONEER Holdings, Inc.	12,800	107,596
Inpex Corp. @	144,500	2,031,961
Isuzu Motors Ltd. @	85,200	1,083,008
Iyogin Holdings, Inc.	13,300	146,156
J Front Retailing Co. Ltd.	35,100	478,465
Japan Airlines Co. Ltd.	19,000	388,101
Japan Post Holdings Co. Ltd.	71,600	664,017
Japan Post Insurance Co. Ltd. @	4,500	101,903
JFE Holdings, Inc.	80,000	931,634
Kajima Corp.	19,700	514,781
Kamigumi Co. Ltd.	15,700	436,859
Keihan Holdings Co. Ltd. @	1,300	27,570
Kobe Steel Ltd. @	43,300	473,277
Koito Manufacturing Co. Ltd.	27,300	326,925
Komatsu Ltd.	34,100	1,121,709
Kubota Corp. @	120,100	1,352,746
Kuraray Co. Ltd. @	76,400	973,536
Kyoto Financial Group, Inc. @	26,000	466,178
Kyushu Financial Group, Inc.	16,500	83,437
Lixil Corp.	35,000	405,403
LY Corp.	162,700	599,258
Marubeni Corp.	23,300	471,323
Mazda Motor Corp.	78,600	474,531
Mebuki Financial Group, Inc.	83,070	434,429
Medipal Holdings Corp.	17,700	287,246
MEIJI Holdings Co. Ltd. @	21,100	466,968
MINEBEA MITSUMI, Inc.	38,700	568,790
Mitsubishi Chemical Group Corp.	185,800	977,997
Mitsubishi Corp.	50,300	1,008,759
Mitsubishi Electric Corp.	35,900	775,563
Mitsubishi Estate Co. Ltd.	70,900	1,330,806
Mitsubishi Gas Chemical Co., Inc.	21,400	329,236
Mitsubishi Logistics Corp.	12,500	102,644
Mitsubishi Motors Corp. @	88,400	250,765
Mitsubishi UFJ Financial Group, Inc.	240,700	3,314,525
Mitsui & Co. Ltd.	27,300	558,683
Mitsui Chemicals, Inc.	47,200	1,093,101
Mitsui Fudosan Co. Ltd.	80,100	775,942
Mizuho Financial Group, Inc.	116,740	3,236,991
MS&AD Insurance Group Holdings, Inc.	44,084	988,794
NGK Insulators Ltd.	41,200	518,558
NH Foods Ltd.	11,033	382,464
NHK Spring Co. Ltd.	7,800	85,174
Nikon Corp.	17,200	176,772
NIPPON EXPRESS HOLDINGS, Inc. @	47,700	958,107
Nippon Steel Corp.	65,927	1,251,196
Nissan Motor Co. Ltd. @*	113,200	275,287
Nisshin Seifun Group, Inc.	22,800	272,720
Niterra Co. Ltd.	18,000	599,979
Nomura Holdings, Inc.	175,700	1,161,532
Nomura Real Estate Holdings, Inc.	118,500	694,353
Obayashi Corp.	12,700	192,742
Oji Holdings Corp.	189,600	955,604
Ono Pharmaceutical Co. Ltd. @	19,200	207,859
Open House Group Co. Ltd.	7,900	357,517
Panasonic Holdings Corp.	214,900	2,321,287
Resona Holdings, Inc.	206,800	1,912,834
Resonac Holdings Corp.	22,300	518,612
Ricoh Co. Ltd. @	81,000	768,067
Rohm Co. Ltd. @	24,600	313,810
SBI Holdings, Inc.	20,500	716,052
Seiko Epson Corp.	40,700	540,669
Seino Holdings Co. Ltd.	20,400	313,781
Sekisui Chemical Co. Ltd.	16,000	290,212
Sekisui House Ltd.	42,700	943,815
Seven & i Holdings Co. Ltd.	74,800	1,206,628
Shimizu Corp.	30,600	342,326
Shizuoka Financial Group, Inc.	46,000	536,009
Sojitz Corp.	35,820	881,788
Subaru Corp.	90,700	1,584,361
Sumitomo Chemical Co. Ltd.	157,200	380,433
Sumitomo Corp.	74,000	1,916,225
Sumitomo Electric Industries Ltd.	164,200	3,529,037
Sumitomo Forestry Co. Ltd. @	86,700	878,108
Sumitomo Heavy Industries Ltd.	22,900	471,103
Sumitomo Mitsui Financial Group, Inc.	237,500	5,993,368
Sumitomo Mitsui Trust Group, Inc.	49,800	1,327,608
Sumitomo Realty & Development Co. Ltd.	42,000	1,623,652
Sumitomo Rubber Industries Ltd. @	42,800	487,576
Suntory Beverage & Food Ltd. @	3,700	118,447
Suzuken Co. Ltd.	1,100	39,782
Suzuki Motor Corp.	103,600	1,253,948
T&D Holdings, Inc.	7,100	156,293
Taiheiyo Cement Corp.	7,500	186,660
Takashimaya Co. Ltd.	26,200	205,317
Takeda Pharmaceutical Co. Ltd.	126,173	3,877,057
Tokyo Tatemono Co. Ltd. @	37,600	670,118
Tokyu Fudosan Holdings Corp.	132,300	944,902

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Japan (Continued)
Toray Industries, Inc.	109,100	$748,370
Tosoh Corp.	58,300	854,227
Toyo Seikan Group Holdings Ltd.	16,700	327,378
Toyo Tire Corp. @	7,400	156,936
Toyoda Gosei Co. Ltd.	15,300	301,846
Toyota Boshoku Corp.	9,700	132,495
Toyota Motor Corp. @	2,917	502,482
Toyota Motor Corp.	294,950	5,106,145
Toyota Tsusho Corp.	62,400	1,416,518
Yamada Holdings Co. Ltd.	48,000	151,095
Yamaha Motor Co. Ltd. @	111,600	836,583
Yamato Holdings Co. Ltd.	30,000	402,069
Yokohama Rubber Co. Ltd. (The) @	27,600	761,274
		116,042,001

Macau — 0.1%
Galaxy Entertainment Group Ltd.	105,000	466,149

Netherlands — 4.7%
ABN AMRO Bank NV, GDR ±	35,524	972,490
Aegon Ltd. @	119,642	866,452
Akzo Nobel NV @	13,002	909,754
ArcelorMittal SA @	53,395	1,686,214
ArcelorMittal SA =	1,708	54,061
ASR Nederland NV	17,592	1,168,335
Coca-Cola Europacific Partners PLC	8,210	756,270
HAL Trust	1,259	179,745
Havas NV	40,220	69,076
Heineken NV	10,203	889,619
ING Groep NV	223,882	4,912,085
JDE Peet’s NV @	2,320	66,244
Koninklijke Ahold Delhaize NV	159,582	6,673,280
Koninklijke KPN NV	263,030	1,281,483
Koninklijke Philips NV ¢	35,721	858,803
Koninklijke Philips NV @	41,074	984,955
NN Group NV	37,699	2,505,475
Stellantis NV	191,757	1,922,015
Stellantis NV @	12,947	129,858
		26,886,214

New Zealand — 0.2%
Auckland International Airport Ltd.	114,710	541,542
Fletcher Building Ltd. @*	56,820	100,094
Infratil Ltd. @	43,038	278,078
Mercury NZ Ltd.	41,574	152,302
Meridian Energy Ltd.	29,271	105,269
Port of Tauranga Ltd. @	3,033	12,664
Ryman Healthcare Ltd. @*	33,769	46,108
Summerset Group Holdings Ltd. @	11,643	79,841
		1,315,898

Norway — 0.6%
Aker BP ASA	22,520	575,992
Aker Solutions ASA	26,878	92,852
Austevoll Seafood ASA	8,619	82,860
DNB Bank ASA	17,623	487,109
Equinor ASA	13,588	343,899
Norsk Hydro ASA	88,167	503,317
SpareBank 1 Sor-Norge ASA	18,440	339,184
Stolt-Nielsen Ltd.	1,313	33,348
Subsea 7 SA	28,831	541,472
TGS ASA	6,495	55,385
Yara International ASA	13,148	485,253
		3,540,671

Portugal — 0.0%
EDP Renovaveis SA @	8,223	91,778

Singapore — 1.3%
BW LPG Ltd. ±	7,072	83,524
CapitaLand Investment Ltd. @	167,400	348,887
City Developments Ltd.	14,600	59,594
Genting Singapore Ltd. @	191,700	107,798
Hafnia Ltd.	9,131	45,875
Hongkong Land Holdings Ltd.	73,200	422,364
Keppel Ltd. @	241,100	1,406,970
Oversea-Chinese Banking Corp. Ltd.	95,349	1,223,077
Seatrium Ltd. @	297,440	470,196
Singapore Airlines Ltd. @	26,700	146,362
STMicroelectronics NV @	13,809	421,867
United Overseas Bank Ltd.	71,400	2,021,549
UOL Group Ltd.	47,218	229,498
Wilmar International Ltd.	252,000	568,809
		7,556,370

South Africa — 0.1%
Anglo American PLC	23,977	707,608
Valterra Platinum Ltd. *	2,785	122,331
		829,939

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	64,315	989,045
Banco Bilbao Vizcaya Argentaria SA, ADR @	65,357	1,004,537
Banco de Sabadell SA	74,625	237,606
Banco Santander SA	1,427,311	11,814,508
CaixaBank SA	285,333	2,471,740
Repsol SA @	195,328	2,861,129
Telefonica SA, ADR @	6,496	33,974
		19,412,539

Sweden — 2.4%
Billerud Aktiebolag	22,377	232,145
Boliden AB *	34,071	1,062,727
Essity AB, Class B	35,389	980,025
Getinge AB, Class B	7,190	144,166
Hexagon AB, Class B @	53,499	538,106
Hexpol AB @	7,086	68,681
Holmen AB, Class B @	8,941	354,582
Husqvarna AB, Class B	42,676	224,591
Loomis AB	8,247	346,585
Securitas AB, Class B	59,785	894,162
Skandinaviska Enskilda Banken AB, Class A	140,768	2,456,510

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Sweden (Continued)
Skanska AB, Class B	29,166	$678,831
SKF AB, Class A	839	19,332
SKF AB, Class B @	64,782	1,486,558
SSAB AB, Class A	29,362	176,403
SSAB AB, Class B @	84,454	498,820
Svenska Cellulosa AB SCA, Class A	244	3,172
Svenska Cellulosa AB SCA, Class B	25,812	335,579
Svenska Handelsbanken AB, Class A	54,423	727,393
Svenska Handelsbanken AB, Class B @	1,918	40,161
Swedbank AB, Class A	38,879	1,029,415
Telefonaktiebolaget LM Ericsson, Class B	9,317	79,709
Telia Co. AB	249,241	894,917
Trelleborg AB, Class B @	10,544	392,409
Volvo Car AB, Class B @*	39,107	71,800
		13,736,779

Switzerland — 9.3%
Alcon AG	30,384	2,688,206
Baloise Holding AG	4,379	1,033,145
Banque Cantonale Vaudoise @	1,642	189,251
Cie Financiere Richemont SA, Class A	27,142	5,112,322
DSM-Firmenich AG	7,778	826,971
Holcim AG	54,961	4,079,908
Julius Baer Group Ltd. @	24,697	1,669,604
Lonza Group AG	4,850	3,453,589
Novartis AG	49,804	6,036,487
Sandoz Group AG	24,470	1,339,073
Sandoz Group AG, ADR @	572	31,268
SIG Group AG @	12,171	224,875
Swiss Life Holding AG	4,035	4,081,531
Swiss Prime Site AG	1,636	244,951
Swiss Re AG	27,067	4,678,605
Swisscom AG	4,128	2,926,460
UBS Group AG	176,008	5,956,033
Zurich Insurance Group AG	13,216	9,237,625
		53,809,904

United Kingdom — 12.2%
Associated British Foods PLC	9,107	257,265
Barclays PLC, ADR	124,117	2,307,335
Barratt Redrow PLC	47,310	296,062
BP PLC	299,981	1,505,839
BP PLC, ADR	100,067	2,995,005
British American Tobacco PLC	105,869	5,032,468
BT Group PLC @	1,231,112	3,274,153
Centrica PLC	116,717	258,822
Endeavour Mining PLC	6,153	189,730
Glencore PLC *	465,148	1,810,744
HSBC Holdings PLC	18,452	223,343
HSBC Holdings PLC, ADR @	184,078	11,190,102
J Sainsbury PLC	201,103	799,975
Kingfisher PLC	299,798	1,196,693
Lloyds Banking Group PLC	5,517,825	5,809,289
Lloyds Banking Group PLC, ADR @	168,820	717,485
Natwest Group PLC	428,451	3,007,610
Natwest Group PLC, ADR @	51,478	728,414
Shell PLC, ADR @	346,564	24,401,571
Standard Chartered PLC	184,890	3,063,236
Vodafone Group PLC	1,312,131	1,400,893
Whitbread PLC	4,742	183,752
		70,649,786

United States — 0.7%
Amrize Ltd. *	54,961	2,741,643
International Paper Co.	22,318	1,043,115
Shell PLC	2,416	84,682
Tenaris SA, ADR	4,481	167,589
		4,037,029

TOTAL COMMON STOCKS (Identified Cost $382,785,342)		566,156,999

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG, 6.167%	7,858	650,720
Henkel AG & Co. KGaA, 3.060%	14,026	1,101,352
Porsche Automobil Holding SE, 5.681%	7,710	305,973
Volkswagen AG, 7.089%	17,837	1,883,015
		3,941,060

TOTAL PREFERRED STOCKS (Identified Cost $4,809,037)		3,941,060

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 5.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.020%	651,678	$651,678

Collateral For Securities On Loan — 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.350%	32,039,504	32,039,504

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $32,691,182)		32,691,182

Total Investments — 104.5% (Identified Cost $420,285,561)		602,789,241
Liabilities in excess of Cash and Other Assets — (4.5%)		(25,783,938)

Net Assets — 100.0%		$577,005,303

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2025, the fair value of the securities on loan was $87,020,911.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2025 amounted to $3,152,629 or 0.55% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.

Key to abbreviations:
ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

MUTUAL FUNDS — 100.0%
Others — 100.0%
DFA International Small Company Portfolio £	11,530,168	$271,650,759

TOTAL MUTUAL FUNDS (Identified Cost $115,484,961)		271,650,759

Total Investments — 100.0% (Identified Cost $115,484,961)		271,650,759
Liabilities in excess of Cash and Other Assets — 0.0%		(106,002)

Net Assets — 100.0%		$271,544,757

†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

COMMON STOCKS — 99.5%
Belgium — 0.0%
Titan SA	987	$44,645

Brazil — 2.3%
Anima Holding SA	29,800	23,256
Banco Bradesco SA	70,133	187,302
Banco Bradesco SA, ADR	87,896	271,599
Banco do Brasil SA	75,054	305,156
Banco Santander Brasil SA	49,700	271,593
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,700	17,128
C&A Modas SA	10,500	37,995
Cia Siderurgica Nacional SA	34,656	47,457
Cogna Educacao SA	149,565	77,355
Cruzeiro do Sul Educacional SA	22,900	21,749
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,974	120,156
Dexco SA	34,954	36,478
Gerdau SA, ADR	82,369	240,517
Grupo SBF SA	12,700	28,518
Hapvida Participacoes e Investimentos SA *±	10,590	71,828
Iochpe Maxion SA	12,197	29,970
IRB Brasil Resseguros SA *	3,822	31,825
JHSF Participacoes SA	40,831	40,056
M Dias Branco SA	2,888	12,757
Petroleo Brasileiro SA - Petrobras	201,796	1,266,169
Petroleo Brasileiro SA - Petrobras, ADR	26,329	303,837
Petroreconcavo SA	10,435	27,523
Sao Martinho SA	10,312	33,348
Tupy SA	3,847	12,901
Vale SA	20,412	197,804
Vale SA, ADR	63,918	620,644
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	22,626
Vibra Energia SA	69,139	275,635
YDUQS Participacoes SA	12,500	37,939
		4,671,121

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. @±	13,200	15,033

Canada — 0.0%
China Gold International Resources Corp. Ltd.	3,700	33,465

Cayman Islands — 0.2%
Edvantage Group Holdings Ltd.	32,244	6,243
Fulgent Sun International Holding Co. Ltd.	8,315	29,745
Gourmet Master Co. Ltd.	5,000	13,984
Trip.com Group Ltd.	5,300	307,875
		357,847

Chile — 0.5%
CAP SA *	4,662	24,012
Cencosud SA	18,885	64,259
Cia Cervecerias Unidas SA, ADR	788	10,181
Cia Sud Americana de Vapores SA	1,034,584	52,883
Empresa Nacional de Telecomunicaciones SA	13,467	43,375
Empresas CMPC SA	57,684	88,171
Empresas Copec SA	28,747	195,756
Enel Americas SA	1,098,585	107,014
Falabella SA	20,400	108,391
Inversiones Aguas Metropolitanas SA	43,236	39,726
Ripley Corp. SA	81,141	37,670
Salfacorp SA	43,853	35,068
Sigdo Koppers SA	27,803	38,797
SMU SA	215,040	38,547
Sociedad Matriz SAAM SA	298,644	37,519
SONDA SA	83,103	31,578
Vina Concha y Toro SA	23,908	27,821
		980,768

China — 28.5%
361 Degrees International Ltd.	71,000	45,133
3SBio, Inc. ±	74,000	222,944
AAC Technologies Holdings, Inc.	52,000	269,607
Advanced Technology & Materials Co. Ltd., Class A	13,900	24,985
Agricultural Bank of China Ltd., Class H	1,402,000	1,000,159
Airtac International Group	6,000	178,899
Alibaba Group Holding Ltd.	304,510	4,259,288
Aluminum Corp. of China Ltd., Class H	216,000	145,285
Anhui Conch Cement Co. Ltd., Class H	71,500	181,802
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	6,421
Anhui Heli Co. Ltd., Class A	8,200	20,301
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	11,606
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	5,397
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	29,200	23,635
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	18,739

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	$32,649
Anjoy Foods Group Co. Ltd., Class A	2,200	24,691
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	18,508
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	27,095
AviChina Industry & Technology Co. Ltd., Class H	219,000	123,589
BAIC Motor Corp. Ltd., Class H *±	145,000	35,835
Baidu, Inc., ADR *	11,412	978,693
Baidu, Inc., Class A *	6,850	72,820
Bairong, Inc. *±	21,500	25,608
Bank of Beijing Co. Ltd., Class A	98,400	93,793
Bank of Changsha Co. Ltd., Class A	25,500	35,374
Bank of Chengdu Co. Ltd., Class A	26,000	72,933
Bank of China Ltd., Class H	3,576,902	2,077,806
Bank of Chongqing Co. Ltd., Class H	46,500	48,277
Bank of Communications Co. Ltd., Class H	462,400	430,005
Bank of Guiyang Co. Ltd., Class A	22,500	19,594
Bank of Hangzhou Co. Ltd., Class A	32,101	75,353
Bank of Jiangsu Co. Ltd., Class A	80,100	133,472
Bank of Nanjing Co. Ltd., Class A	61,300	99,408
Bank of Ningbo Co. Ltd., Class A	38,780	148,074
Bank of Qingdao Co. Ltd., Class H ±	53,000	27,614
Bank of Shanghai Co. Ltd., Class A	68,500	101,428
Bank of Suzhou Co. Ltd., Class A	22,220	27,227
Baoshan Iron & Steel Co. Ltd., Class A	100,300	92,244
BBMG Corp., Class H	103,000	9,710
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	20,230
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	16,530
Beijing Enterprises Holdings Ltd.	46,000	189,275
Beijing Enterprises Water Group Ltd. @	414,000	124,992
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	8,841
Beijing Jetsen Technology Co. Ltd., Class A *	28,600	21,992
Beijing New Building Materials PLC, Class A	5,600	20,695
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,490
Beijing Shougang Co. Ltd., Class A	27,500	13,049
Beijing Sinnet Technology Co. Ltd., Class A	15,900	31,731
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	8,806
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	17,323
Beijing-Shanghai High Speed Railway Co. Ltd., Class A *	108,000	86,665
Beiqi Foton Motor Co. Ltd., Class A *	66,600	25,188
BGI Genomics Co. Ltd., Class A	1,800	12,502
BOC International China Co. Ltd., Class A	14,300	21,334
BOE Technology Group Co. Ltd., Class A	220,300	122,671
BOE Varitronix Ltd.	15,000	12,612
Bohai Leasing Co. Ltd., Class A *	64,900	30,161
Bright Dairy & Food Co. Ltd., Class A *	7,700	9,037
Brilliance China Automotive Holdings Ltd. @	178,000	72,107
BTG Hotels Group Co. Ltd., Class A	5,700	11,240
Business-intelligence of Oriental Nations Corp. Ltd., Class A *	8,200	12,474
By-health Co. Ltd., Class A	11,100	17,412
BYD Electronic International Co. Ltd.	3,500	14,178
C C Land Holdings Ltd. *	38,500	5,885
C&D International Investment Group Ltd.	55,477	112,227
Caitong Securities Co. Ltd., Class A	15,470	17,077
Canmax Technologies Co. Ltd., Class A	4,800	12,775
CECEP Solar Energy Co. Ltd., Class A	30,100	18,441
CECEP Wind-Power Corp., Class A	49,010	19,767
CGN New Energy Holdings Co. Ltd.	130,000	41,070
Changchun High-Tech Industry Group Co. Ltd., Class A *	2,500	34,603
Changjiang Securities Co. Ltd., Class A	17,900	17,312
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	19,811
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	11,651
Chengxin Lithium Group Co. Ltd., Class A *	5,600	10,066
China Baoan Group Co. Ltd., Class A	9,000	11,153
China BlueChemical Ltd., Class H	58,000	15,516
China Bohai Bank Co. Ltd., Class H *±	141,000	15,986
China CAMC Engineering Co. Ltd., Class A *	4,400	5,299
China Cinda Asset Management Co. Ltd., Class H *	103,000	17,582

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
China Citic Bank Corp. Ltd., Class H	533,000	$507,881
China Coal Energy Co. Ltd., Class H @	181,000	209,362
China Coal Xinji Energy Co. Ltd., Class A *	19,900	17,941
China Communications Services Corp. Ltd., Class H	231,600	125,389
China Conch Venture Holdings Ltd.	61,500	70,980
China Construction Bank Corp., Class H	5,076,810	5,122,114
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	28,372
China Education Group Holdings Ltd.	34,181	11,844
China Energy Engineering Corp. Ltd., Class A	88,674	27,597
China Energy Engineering Corp. Ltd., Class H	152,000	20,331
China Everbright Bank Co. Ltd., Class H	198,000	98,875
China Feihe Ltd. ±	195,000	141,842
China Foods Ltd.	86,000	33,633
China Galaxy Securities Co. Ltd., Class H @	96,500	108,548
China Gas Holdings Ltd.	233,800	218,314
China Great Wall Securities Co. Ltd., Class A	8,500	9,941
China Green Electricity Investment of Tianjin Co. Ltd., Class A	10,700	12,484
China Hongqiao Group Ltd. @	189,000	432,897
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	58,810
China Jushi Co. Ltd., Class A	22,631	36,005
China Lesso Group Holdings Ltd.	100,000	53,376
China Lilang Ltd.	31,000	14,770
China Literature Ltd. *±	27,000	102,669
China Medical System Holdings Ltd.	97,000	148,281
China Meheco Group Co. Ltd., Class A	13,860	20,000
China Meidong Auto Holdings Ltd.	56,000	16,194
China Mengniu Dairy Co. Ltd.	149,000	305,594
China Merchants Bank Co. Ltd., Class H	212,500	1,484,802
China Merchants Energy Shipping Co. Ltd., Class A	27,400	23,937
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	12,700	21,269
China Merchants Port Holdings Co. Ltd.	91,712	167,069
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	8,632
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	26,926
China Minsheng Banking Corp. Ltd., Class H	353,880	200,608
China National Accord Medicines Corp. Ltd., Class A	4,160	14,473
China National Building Material Co. Ltd., Class H	207,591	99,168
China National Chemical Engineering Co. Ltd., Class A	38,700	41,425
China National Medicines Corp. Ltd., Class A	4,600	18,720
China National Nuclear Power Co. Ltd., Class A	53,700	69,846
China New Higher Education Group Ltd. ±	94,587	10,724
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	15,100	10,600
China Nonferrous Mining Corp. Ltd.	102,000	94,724
China Oilfield Services Ltd., Class H	134,000	109,932
China Overseas Grand Oceans Group Ltd.	141,402	32,063
China Overseas Land & Investment Ltd.	201,500	349,611
China Pacific Insurance Group Co. Ltd., Class H	127,800	437,128
China Petroleum & Chemical Corp., Class H	1,844,400	965,673
China Railway Group Ltd., Class H	247,000	118,309
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	10,917
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	61,309
China Reinsurance Group Corp., Class H	422,000	65,585
China Resources Beer Holdings Co. Ltd.	36,000	114,650
China Resources Building Materials Technology Holdings Ltd.	238,000	50,935
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,406
China Resources Gas Group Ltd.	44,500	113,660
China Resources Land Ltd.	251,000	850,528
China Resources Medical Holdings Co. Ltd.	71,500	37,344

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
China Resources Pharmaceutical Group Ltd. ±	134,500	$87,725
China Risun Group Ltd. @	58,000	18,693
China Shenhua Energy Co. Ltd., Class H @	177,000	686,584
China Shineway Pharmaceutical Group Ltd.	36,000	35,954
China South Publishing & Media Group Co. Ltd., Class A	11,600	21,240
China State Construction Engineering Corp. Ltd., Class A *	191,200	153,963
China State Construction International Holdings Ltd.	50,000	75,414
China Taiping Insurance Holdings Co. Ltd.	91,000	177,364
China Tower Corp. Ltd. Class H ±	364,800	521,412
China Traditional Chinese Medicine Holdings Co. Ltd. @*	260,000	73,198
China TransInfo Technology Co. Ltd., Class A *	6,900	8,955
China Travel International Investment Hong Kong Ltd.	180,000	34,166
China Vanke Co. Ltd., Class H @*	133,972	83,456
China Yongda Automobiles Services Holdings Ltd. @	84,000	24,077
China Youran Dairy Group Ltd. @*±	71,000	23,787
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	25,844
China Zheshang Bank Co. Ltd., Class H	124,800	46,900
Chinasoft International Ltd.	164,000	104,250
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	13,186
Chongqing Changan Automobile Co. Ltd., Class A *	41,230	73,421
Chongqing Department Store Co. Ltd., Class A *	2,400	9,991
Chongqing Rural Commercial Bank Co. Ltd., Class H @	137,000	115,709
Chongqing Sanfeng Environment Group Corp. Ltd., Class A *	10,300	12,075
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,000	19,138
Chow Tai Seng Jewellery Co. Ltd., Class A	12,900	23,728
CIMC Enric Holdings Ltd.	60,000	49,988
CITIC Ltd.	209,000	287,011
CMOC Group Ltd., Class H	87,000	88,441
CNGR Advanced Material Co. Ltd., Class A	2,520	11,563
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	12,429
CNOOC Energy Technology & Services Ltd., Class A	62,100	35,359
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	14,573
COFCO Biotechnology Co. Ltd., Class A *	15,100	11,759
COFCO Joycome Foods Ltd. @*	183,000	36,833
COFCO Sugar Holding Co. Ltd., Class A	15,600	20,574
Concord New Energy Group Ltd.	420,000	27,287
Consun Pharmaceutical Group Ltd.	23,000	33,167
COSCO Shipping Development Co. Ltd., Class H	324,200	43,778
COSCO Shipping Energy Transportation Co. Ltd., Class H @	86,000	71,320
COSCO Shipping Holdings Co. Ltd., Class H @	223,699	388,697
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	23,908
COSCO SHIPPING Ports Ltd.	135,886	90,014
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	21,457
CRRC Corp. Ltd., Class H	177,000	106,877
CSG Holding Co. Ltd., Class A	19,500	12,573
CSPC Pharmaceutical Group Ltd.	350,000	343,314
CSSC Hong Kong Shipping Co. Ltd.	70,000	18,726
CTS International Logistics Corp. Ltd., Class A	11,000	9,518
Daqin Railway Co. Ltd., Class A	85,800	79,029
Dian Diagnostics Group Co. Ltd., Class A	4,800	9,981
Dongfang Electric Corp. Ltd., Class H @	21,000	35,847
Dongxing Securities Co. Ltd., Class A	12,000	18,673
Dongyue Group Ltd. @	104,000	138,844
E-Commodities Holdings Ltd.	94,000	11,136
Easyhome New Retail Group Co. Ltd., Class A	51,400	21,878
EEKA Fashion Holdings Ltd.	17,500	17,656
Ever Sunshine Services Group Ltd.	42,000	10,915
Fangda Carbon New Material Co. Ltd., Class A	15,700	10,166
Fangda Special Steel Technology Co. Ltd., Class A	19,000	11,508
Far East Horizon Ltd.	187,000	162,465
FAW Jiefang Group Co. Ltd., Class A	14,900	14,265
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	17,022
FIH Mobile Ltd. *	4,500	5,905

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
FinVolution Group, ADR	6,072	$57,563
Flat Glass Group Co. Ltd., Class H	15,000	16,834
Founder Securities Co. Ltd., Class A	23,800	26,273
Fu Shou Yuan International Group Ltd. @	93,000	44,072
Fufeng Group Ltd.	153,000	134,290
Fujian Funeng Co. Ltd., Class A	18,330	24,660
Fujian Sunner Development Co. Ltd., Class A	9,800	19,544
Ganfeng Lithium Group Co. Ltd., Class H ±	12,000	34,854
Gansu Energy Chemical Co. Ltd., Class A *	56,900	19,614
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	6,880
GCL Energy Technology Co. Ltd., Class A *	4,200	8,165
GCL Technology Holdings Ltd. @*	395,000	50,319
GDS Holdings Ltd., Class A @*	18,600	69,899
Geely Automobile Holdings Ltd.	340,000	691,266
GEM Co. Ltd., Class A	33,500	29,687
Gemdale Corp., Class A *	19,200	10,155
Genertec Universal Medical Group Co. Ltd. ±	75,500	53,860
GF Securities Co. Ltd., Class H	48,000	80,592
Giant Network Group Co. Ltd., Class A	9,400	30,894
Global New Material International Holdings Ltd. @*	25,000	14,873
GoerTek, Inc., Class A	12,100	39,379
Goldwind Science & Technology Co. Ltd., Class H	47,800	45,486
Gotion High-tech Co. Ltd., Class A *	5,100	23,103
Grand Pharmaceutical Group Ltd. @	88,500	98,309
Great Wall Motor Co. Ltd., Class H *	124,500	191,588
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,000	56,420
Greentown China Holdings Ltd.	78,500	94,501
Greentown Management Holdings Co. Ltd. @±	61,000	23,001
Greentown Service Group Co. Ltd.	102,000	56,912
GRG Banking Equipment Co. Ltd., Class A	12,500	23,446
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	20,543
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	23,626
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,604
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	8,616
Guanghui Energy Co. Ltd., Class A *	48,700	40,915
Guangshen Railway Co. Ltd., Class H @	82,000	19,534
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	19,983
Guangzhou Automobile Group Co. Ltd., Class H @	48,000	17,549
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,300	10,541
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H @	16,000	35,465
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	19,798
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A *	18,042	17,273
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	6,119
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	15,735
Guosen Securities Co. Ltd., Class A	22,400	36,013
Guotai Haitong Securities Co. Ltd., Class H ±	105,152	168,780
Haier Smart Home Co. Ltd., Class A	20,500	70,894
Haier Smart Home Co. Ltd., Class H	137,800	394,093
Hainan Meilan International Airport Co. Ltd., Class H @*	23,000	31,351
Haitian International Holdings Ltd.	38,000	98,752
Han’s Laser Technology Industry Group Co. Ltd., Class A	3,000	10,203
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	31,160
Hangzhou GreatStar Industrial Co. Ltd.	4,400	15,664
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	7,694
Harbin Electric Co. Ltd., Class H	74,000	55,147
Health & Happiness H&H International Holdings Ltd.	18,500	26,914
Hello Group, Inc., ADR	12,302	103,829
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	14,560
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	8,500	19,739
Hengan International Group Co. Ltd.	42,000	120,650
Hengli Petrochemical Co. Ltd., Class A	35,500	70,648
Hengtong Optic-electric Co. Ltd., Class A	9,680	20,669

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Hengyi Petrochemical Co. Ltd., Class A	25,000	$20,515
Hesteel Co. Ltd., Class A	65,500	19,745
Hisense Visual Technology Co. Ltd., Class A	8,800	28,271
HLA Group Corp. Ltd., Class A	24,000	23,312
Hopson Development Holdings Ltd. *	101,900	43,097
Horizon Construction Development Ltd.	115,553	17,517
Hoshine Silicon Industry Co. Ltd., Class A	4,200	27,783
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd. @±*	30,000	132,612
Huafon Chemical Co. Ltd., Class A	27,754	25,602
Huaibei Mining Holdings Co. Ltd., Class A	10,400	16,459
Huapont Life Sciences Co. Ltd., Class A *	27,600	16,062
Huatai Securities Co. Ltd., Class H ±	46,400	93,983
Huaxi Securities Co. Ltd., Class A	12,600	15,720
Huaxia Bank Co. Ltd., Class A	43,300	47,799
Huaxin Cement Co. Ltd., Class A	7,000	11,567
Huaxin Cement Co. Ltd., Class H	17,700	19,842
Huayu Automotive Systems Co. Ltd., Class A	17,500	43,106
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	16,168
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	26,932
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	20,295
Huitongda Network Co. Ltd., Class H @*±	2,800	4,851
Humanwell Healthcare Group Co. Ltd., Class A	9,700	28,401
Hunan Valin Steel Co. Ltd., Class A	47,300	29,045
Hygeia Healthcare Holdings Co. Ltd. @*±	22,400	43,545
Hytera Communications Corp. Ltd., Class A *	11,800	20,272
IKD Co. Ltd., Class A	7,100	15,864
Industrial & Commercial Bank of China Ltd., Class H	3,471,000	2,750,288
Industrial Bank Co. Ltd., Class A	81,100	264,165
Industrial Securities Co. Ltd., Class A	28,910	24,974
Infore Environment Technology Group Co. Ltd., Class A	12,400	12,027
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,960	42,457
Inner Mongolia Berun Chemical Co. Ltd., Class A	34,700	23,196
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	33,125
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	14,295
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	42,601
Intco Medical Technology Co. Ltd., Class A	5,700	18,837
iQIYI, Inc., ADR @*	31,465	55,693
IRICO Display Devices Co. Ltd., Class A *	22,000	19,834
JA Solar Technology Co. Ltd., Class A *	14,800	20,613
JCET Group Co. Ltd., Class A	2,995	14,082
JD Health International, Inc. *±	25,700	140,778
JD Logistics, Inc. *±	121,400	203,211
JD.com, Inc., Class A	145,750	2,374,719
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,442	25,140
Jiangsu Eastern Shenghong Co. Ltd., Class A *	29,100	33,829
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	10,552
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	23,003
Jiangsu Lihua Foods Group Co. Ltd.	4,320	11,328
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	22,915
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	14,300	19,697
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	17,484
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	23,207
Jiangxi Copper Co. Ltd., Class H	70,000	135,899
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	17,268
JinkoSolar Holding Co. Ltd., ADR @	3,545	75,225
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A *	15,000	25,581
Jinneng Science&Technology Co. Ltd., Class A	10,600	10,252
Jinxin Fertility Group Ltd. @±*	154,500	60,226
Jiumaojiu International Holdings Ltd. @±	74,000	26,395
Jizhong Energy Resources Co. Ltd., Class A	21,200	17,012

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	$28,785
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	20,653
Keda Industrial Group Co. Ltd., Class A	18,900	25,849
Kinetic Development Group Ltd.	104,000	14,971
Kingboard Holdings Ltd.	59,000	188,651
Kingfa Sci & Tech Co. Ltd., Class A	13,400	19,280
Kunlun Energy Co. Ltd.	354,000	343,630
Lao Feng Xiang Co. Ltd., Class A	2,700	18,746
LB Group Co. Ltd., Class A	11,200	25,337
Lee & Man Paper Manufacturing Ltd.	70,000	20,242
Legend Holdings Corp., Class H *±	38,400	43,537
Lens Technology Co. Ltd., Class A	14,740	45,873
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	28,270
LexinFintech Holdings Ltd., ADR	7,280	52,489
Leyard Optoelectronic Co. Ltd., Class A	20,300	17,281
Li Ning Co. Ltd.	157,500	339,480
Lianhe Chemical Technology Co. Ltd., Class A	6,700	10,285
Livzon Pharmaceutical Group, Inc., Class H	6,800	25,598
Loncin Motor Co. Ltd., Class A	10,000	17,808
Longfor Group Holdings Ltd. @±	118,500	139,786
LONGi Green Energy Technology Co. Ltd., Class A	24,500	51,356
Lonking Holdings Ltd.	158,000	42,469
Luenmei Quantum Co. Ltd., Class A	13,300	10,431
Luxi Chemical Group Co. Ltd., Class A	8,600	12,362
Luye Pharma Group Ltd. @*±	161,500	73,653
Maccura Biotechnology Co. Ltd., Class A	3,800	6,311
Mango Excellent Media Co. Ltd., Class A	3,900	11,876
Maoyan Entertainment ±	21,200	19,688
Metallurgical Corp. of China Ltd., Class H	225,000	46,433
Ming Yang Smart Energy Group Ltd., Class A	6,800	10,904
Mingfa Group International Co. Ltd. *	91,000	1,275
Minth Group Ltd.	56,000	159,797
MLS Co. Ltd., Class A	20,000	21,994
MMG Ltd. @*	330,400	161,203
Morimatsu International Holdings Co. Ltd.	30,000	23,083
Nanjing Iron & Steel Co. Ltd., Class A	36,600	21,453
Nanjing Tanker Corp., Class A *	42,600	17,360
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	6,471
NetDragon Websoft Holdings Ltd.	25,500	34,888
New China Life Insurance Co. Ltd., Class H	7,600	41,389
New Hope Liuhe Co. Ltd., Class A *	13,600	17,803
Newland Digital Technology Co. Ltd., Class A	2,500	11,297
Nexteer Automotive Group Ltd. @	69,000	50,102
Nine Dragons Paper Holdings Ltd. @*	109,000	44,850
Ningbo Huaxiang Electronic Co. Ltd., Class A *	8,950	22,995
Ningbo Joyson Electronic Corp., Class A	5,200	12,656
Ningbo Shanshan Co. Ltd., Class A *	16,300	21,519
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	16,958
Noah Holdings Ltd., ADR	2,147	25,635
Northeast Securities Co. Ltd., Class A	8,500	9,051
Offshore Oil Engineering Co. Ltd., Class A	27,400	20,878
Onewo, Inc., Class H	10,700	28,693
ORG Technology Co. Ltd., Class A	26,800	22,254
Oriental Energy Co. Ltd., Class A *	11,300	15,234
Oriental Pearl Group Co. Ltd., Class A	10,700	11,155
PAX Global Technology Ltd.	20,000	15,414
People’s Insurance Co. Group of China Ltd. (The), Class H	367,000	279,109
PetroChina Co. Ltd., Class H	1,710,000	1,470,392
PICC Property & Casualty Co. Ltd., Class H	150,000	290,448
Ping An Bank Co. Ltd., Class A	42,300	71,253
Ping An Insurance Group Co. of China Ltd., Class H	364,000	2,311,531
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	16,443
Poly Property Group Co. Ltd.	106,431	20,473
Poly Property Services Co. Ltd., Class H	10,200	43,074
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	398,611
Power Construction Corp. of China Ltd., Class A	84,900	57,702
Q Technology Group Co. Ltd.	36,000	38,064
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	16,887

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Qingdao Port International Co. Ltd. Class H ±	56,000	$46,940
Qinhuangdao Port Co. Ltd., Class H	43,000	12,763
Redco Properties Group Ltd. @*±	80,000	1,437
Renhe Pharmacy Co. Ltd., Class A	19,700	14,901
Risen Energy Co. Ltd., Class A *	6,400	8,557
SAIC Motor Corp. Ltd., Class A	29,700	66,525
Sanan Optoelectronics Co. Ltd., Class A *	11,300	19,586
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	6,711
Sansure Biotech, Inc., Class A	3,333	9,526
Sany Heavy Equipment International Holdings Co. Ltd. @	64,000	55,032
Sany Heavy Industry Co. Ltd., Class A	11,000	27,556
Satellite Chemical Co. Ltd., Class A	8,826	21,346
SDIC Capital Co. Ltd., Class A	20,400	21,409
Sealand Securities Co. Ltd., Class A	24,800	14,259
Seazen Group Ltd. *	72,000	21,371
Seazen Holdings Co. Ltd., Class A *	13,800	26,346
SF Holding Co. Ltd., Class A	8,300	56,480
Shaanxi Coal Industry Co. Ltd., Class A	31,937	85,754
Shaanxi Construction Engineering Group Corp. Ltd., Class A	31,000	16,483
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	30,114
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	20,851
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	20,600	16,904
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,310	37,228
Shandong Humon Smelting Co. Ltd., Class A	10,800	17,785
Shandong Linglong Tyre Co. Ltd., Class A	7,700	15,764
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	20,258
Shandong Publishing & Media Co. Ltd., Class A	13,000	17,181
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	31,558
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	119,554
Shanghai AJ Group Co. Ltd., Class A	16,900	17,500
Shanghai Bailian Group Co. Ltd., Class A	15,600	19,899
Shanghai Construction Group Co. Ltd., Class A *	55,900	18,645
Shanghai Electric Group Co. Ltd., Class H @*	102,000	37,422
Shanghai Environment Group Co. Ltd., Class A	13,920	15,425
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,000	51,608
Shanghai Industrial Holdings Ltd.	45,000	77,733
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	24,740
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	11,088
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	16,692
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	21,056
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	38,600	57,532
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	230,316
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,900	23,326
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	35,666
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,600	12,996
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	21,793
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	13,942
Shanghai Zhonggu Logistics Co. Ltd., Class A	9,300	12,395
Shanxi Coal International Energy Group Co. Ltd., Class A	11,800	14,376
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	35,637
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A *	16,700	15,196
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,900	39,606
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	18,931
Shanxi Securities Co. Ltd., Class A	24,700	20,131
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	34,300	17,185
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	14,749
Shenzhen Agricultural Power Group Co. Ltd., Class A	15,600	13,912
Shenzhen Airport Co. Ltd., Class A	16,200	15,600
Shenzhen Aisidi Co. Ltd., Class A	14,200	23,820
Shenzhen Gas Corp. Ltd., Class A	22,300	19,793

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Shenzhen International Holdings Ltd.	116,804	$115,168
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	6,037
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	15,430
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,900	18,867
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	33,867
Shenzhen MTC Co. Ltd., Class A	42,300	25,856
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	9,524
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	13,565
Shenzhen Tagen Group Co. Ltd., Class A	25,000	12,351
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	17,828
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	16,015
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	20,390
Shenzhou International Group Holdings Ltd.	3,500	24,879
Shoucheng Holdings Ltd. @	58,400	11,903
Shougang Fushan Resources Group Ltd.	193,116	70,359
Shui On Land Ltd.	183,500	16,831
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	20,588
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,600	18,046
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	39,846
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	13,364
Sihuan Pharmaceutical Holdings Group Ltd. @	98,000	13,857
Silergy Corp.	7,000	85,188
Sinofert Holdings Ltd.	244,000	39,786
Sinoma International Engineering Co., Class A	14,600	17,482
Sinomine Resource Group Co. Ltd., Class A *	1,300	5,835
Sinopec Engineering Group Co. Ltd., Class H	111,000	84,558
Sinopec Kantons Holdings Ltd.	44,000	25,503
Sinopec Shanghai Petrochemical Co. Ltd., Class H	178,000	28,798
Sinopharm Group Co. Ltd., Class H	109,600	256,619
Sinotrans Ltd., Class H	145,000	73,516
Sinotruk Hong Kong Ltd.	49,000	142,944
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	6,870
SooChow Securities Co. Ltd., Class A	20,280	24,764
Southern Publishing & Media Co. Ltd., Class A	10,300	22,482
STO Express Co. Ltd., Class A	15,900	23,721
Sun Art Retail Group Ltd.	172,500	50,322
Sun King Technology Group Ltd.	54,000	8,324
Suning Universal Co. Ltd., Class A	32,100	9,721
Suzhou Anjie Technology Co. Ltd., Class A	1,100	2,079
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,500	23,720
TangShan Port Group Co. Ltd., Class A	55,900	31,673
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	7,868
Tasly Pharmaceutical Group Co. Ltd., Class A	9,600	20,967
TBEA Co. Ltd., Class A	27,300	45,452
TCL Electronics Holdings Ltd.	50,667	61,575
TCL Technology Group Corp., Class A *	78,540	47,460
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,000	17,149
Tian Di Science & Technology Co. Ltd., Class A	40,500	33,856
Tiangong International Co. Ltd. @	100,000	25,605
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	15,809
Tianma Microelectronics Co. Ltd., Class A *	15,500	18,430
Tianneng Power International Ltd. @	74,000	59,295
Tianqi Lithium Corp., Class H *	9,200	33,929
Tianshan Aluminum Group Co. Ltd., Class A	18,200	21,107
Tianshui Huatian Technology Co. Ltd., Class A	9,400	13,250
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	8,769
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	6,492
Tomson Group Ltd.	1,426	514
Tong Ren Tang Technologies Co. Ltd., Class H @	41,000	25,749
Tongcheng Travel Holdings Ltd.	42,400	105,758
Tongkun Group Co. Ltd., Class A	11,100	16,420
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	22,840
Tongyu Heavy Industry Co. Ltd., Class A	40,800	16,285
Topsports International Holdings Ltd. ±	141,000	54,963

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Transfar Zhilian Co. Ltd., Class A	27,553	$21,456
TravelSky Technology Ltd., Class H	49,000	65,542
Trina Solar Co. Ltd., Class A *	13,541	27,458
Trip.com Group Ltd., ADR	7,869	461,438
Tsinghua Tongfang Co. Ltd., Class A *	20,700	20,915
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,900	22,255
Venustech Group, Inc., Class A	6,700	14,951
Vipshop Holdings Ltd., ADR	22,586	339,919
Vnet Group, Inc. *	3,580	24,702
Wanxiang Qianchao Co. Ltd., Class A	19,900	21,246
Wasion Holdings Ltd.	48,000	50,996
Wasu Media Holding Co. Ltd., Class A	20,700	22,937
Weibo Corp., ADR	2,074	19,765
Weibo Corp., Class A	1,420	13,793
Weichai Power Co. Ltd., Class H	124,000	251,793
Wellhope Foods Co. Ltd., Class A	7,700	8,876
West China Cement Ltd. @	198,000	38,087
Western Securities Co. Ltd., Class A	22,600	24,854
Wharf Holdings Ltd. (The)	44,000	133,963
Wingtech Technology Co. Ltd., Class A	3,900	18,250
Wuchan Zhongda Group Co. Ltd., Class A	29,100	21,402
Wushang Group Co. Ltd., Class A	12,600	15,228
Wuxi Biologics Cayman, Inc. *±	127,000	414,977
Wuxi Taiji Industry Ltd. Co., Class A	21,000	19,284
XCMG Construction Machinery Co. Ltd., Class A	47,400	51,399
Xi’An Shaangu Power Co. Ltd., Class A	19,200	23,499
Xiamen Bank Co. Ltd., Class A	14,900	14,119
Xiamen C & D, Inc., Class A	17,600	25,471
Xiamen ITG Group Corp. Ltd., Class A	17,300	14,607
Xiamen Tungsten Co. Ltd., Class A	7,300	21,313
Xiamen Xiangyu Co. Ltd., Class A	22,200	21,780
Xiaomi Corp., Class B *±	4,200	32,075
Xinfengming Group Co. Ltd., Class A *	4,000	5,945
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	26,094
Xinte Energy Co. Ltd., Class H @*	22,800	15,481
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,397
Xinyi Energy Holdings Ltd. @	213,324	31,251
Xinyi Solar Holdings Ltd. @	364,000	115,461
Xtep International Holdings Ltd. @	108,430	77,766
Xuji Electric Co. Ltd., Class A	3,400	10,330
Yankuang Energy Group Co. Ltd., Class H @	192,000	191,023
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	10,962
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	35,657
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H @*±	25,600	48,396
Yiren Digital Ltd., ADR	4,574	26,849
Yixin Group Ltd. @±	126,500	37,547
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	6,385
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	13,318
YongXing Special Materials Technology Co. Ltd., Class A	2,400	10,634
Youngor Fashion Co. Ltd., Class A	11,500	11,716
YTO Express Group Co. Ltd., Class A	12,500	22,486
Yuexiu Services Group Ltd.	32,500	11,924
YUNDA Holding Group Co. Ltd., Class A	16,500	15,428
Yunnan Aluminium Co. Ltd., Class A	18,200	40,588
Yunnan Baiyao Group Co. Ltd., Class A	1,960	15,260
Yunnan Copper Co. Ltd., Class A	8,100	14,379
Yunnan Energy New Material Co. Ltd., Class A *	5,200	21,256
Yunnan Tin Co. Ltd., Class A	14,600	31,174
Zhefu Holding Group Co. Ltd., Class A	16,400	7,049
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	41,445
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	43,659
Zhejiang Hailiang Co. Ltd., Class A	19,700	28,373
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,300	37,715
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	10,626
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	22,925
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	27,366
Zhejiang Medicine Co. Ltd., Class A	10,400	21,466
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	14,708
Zhejiang Runtu Co. Ltd., Class A	19,400	20,631

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
China (Continued)
Zhejiang Semir Garment Co. Ltd., Class A	21,700	$15,929
Zhejiang Wanliyang Co. Ltd., Class A	11,400	11,662
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	16,934
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	21,400	40,510
Zhongjin Gold Corp. Ltd., Class A	10,900	22,255
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	20,386
Zhongsheng Group Holdings Ltd.	62,500	96,338
Zhongtai Securities Co. Ltd., Class A	15,500	13,909
Zhou Hei Ya International Holdings Co. Ltd. @±	54,000	17,266
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	7,884
Zhuzhou CRRC Times Electric Co. Ltd., Class H	23,100	92,989
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	7,341
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,700	9,191
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	85,800	63,722
ZTE Corp., Class H	42,600	131,871
ZTO Express Cayman, Inc.	22,900	404,034
		57,940,809

Colombia — 0.1%
Corp. Financiera Colombiana SA *	19,558	86,366
Grupo Argos SA	23,765	128,445
		214,811

Czech Republic — 0.2%
CEZ AS	559	32,836
Komercni Banka AS	6,412	310,057
		342,893

Greece — 0.7%
Alpha Bank SA	151,965	535,232
Bank of Greece	859	14,267
Helleniq Energy Holdings SA	9,060	87,832
Motor Oil Hellas Corinth Refineries SA	4,721	131,576
Piraeus Financial Holdings SA	85,014	589,037
		1,357,944

Hong Kong — 0.4%
Alibaba Pictures Group Ltd. @*	430,000	52,586
BOC Aviation Ltd. ±	10,700	88,599
China Zhongwang Holdings Ltd. @*§	154,000	—
Comba Telecom Systems Holdings Ltd. *	88,000	19,730
CTEG @*§	98,000	—
J&T Global Express Ltd. *	16,200	13,992
Jinmao Property Services Co. Ltd.	6,646	2,413
Kingboard Laminates Holdings Ltd.	42,000	51,149
LK Technology Holdings Ltd.	70,000	30,319
Lumena New Materials *§	5,599	—
Orient Overseas International Ltd.	7,000	118,956
Sino Biopharmaceutical Ltd.	479,000	320,963
SSY Group Ltd.	46,000	16,291
Yuexiu Property Co. Ltd.	77,006	42,182
		757,180

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	38,539	335,572
OTP Bank Nyrt	839	67,020
		402,592

India — 21.7%
Aarti Drugs Ltd.	1,688	9,034
Aarti Pharmalabs Ltd.	2,707	28,574
ACC Ltd.	5,493	123,022
Adani Power Ltd. *	8,056	55,014
Aditya Birla Capital Ltd. *	49,870	161,426
Advanced Enzyme Technologies Ltd.	3,035	11,397
AGI Greenpac Ltd.	2,388	22,727
Ahluwalia Contracts India Ltd.	1,765	20,946
Ajmera Realty & Infra India Ltd.	2,596	27,973
Alembic Pharmaceuticals Ltd.	4,429	52,625
Allcargo Logistics Ltd.	19,940	8,263
Amara Raja Energy & Mobility Ltd.	10,842	121,909
Ambuja Cements Ltd.	36,667	246,827
Apollo Tyres Ltd.	31,532	164,940
Arvind Ltd.	13,452	55,464
Ashoka Buildcon Ltd. *	8,590	21,380
Aurobindo Pharma Ltd. *	25,561	337,545
Avanti Feeds Ltd.	2,210	18,928
Axis Bank Ltd.	133,355	1,864,420
Axis Bank Ltd., GDR	12,180	845,292
Bajaj Consumer Care Ltd. *	9,842	24,087
Bajaj Holdings & Investment Ltd.	1,809	301,641
Balrampur Chini Mills Ltd.	8,487	58,833
Bandhan Bank Ltd. ±	54,816	120,971
Bank of Baroda	74,524	215,942
Bank of India	34,110	47,172

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Bank of Maharashtra	39,556	$26,360
Bhansali Engineering Polymers Ltd.	5,648	7,715
Bharat Heavy Electricals Ltd.	63,065	195,938
Biocon Ltd.	11,002	45,735
Birla Corp. Ltd.	3,237	50,608
Birlasoft Ltd.	1,959	9,930
Bluspring Enterprises Ltd. *	3,874	3,444
Bombay Burmah Trading Co.	1,162	27,190
Camlin Fine Sciences Ltd. *	4,882	17,869
Can Fin Homes Ltd.	5,565	51,432
Canara Bank	128,930	171,521
Canara Bank	128,930	150,685
Capacit’e Infraprojects Ltd. *	4,280	16,624
Ceat Ltd.	2,913	125,066
Chambal Fertilizers and Chemicals Ltd.	13,907	91,751
Cholamandalam Financial Holdings Ltd.	5,275	133,474
CIE Automotive India Ltd.	6,907	35,743
Cipla Ltd.	24,545	430,196
City Union Bank Ltd.	30,829	78,187
CMS Info Systems Ltd.	9,549	55,779
Cochin Shipyard Ltd. ±	105	2,536
Container Corp. Of India Ltd.	7,049	62,546
Coromandel International Ltd.	3,859	112,310
CreditAccess Grameen Ltd.	688	9,722
CSB Bank Ltd. *	3,753	17,417
Cyient Ltd.	3,556	53,485
Dalmia Bharat Ltd.	5,315	136,228
DB Corp. Ltd.	3,441	11,493
DCB Bank Ltd. *	19,962	33,867
DCM Shriram Ltd.	2,904	41,650
DCW Ltd. *	9,094	8,960
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	91,218
Delhivery Ltd. *	12,300	55,039
Delta Corp. Ltd.	8,978	9,464
Digitide Solutions Ltd. *	3,874	8,885
Dilip Buildcon Ltd. ±	2,642	15,742
Dishman Carbogen Amcis Ltd. *	5,637	16,432
DLF Ltd.	16,547	161,688
Dr. Reddy’s Laboratories Ltd.	1,860	27,898
Dr. Reddy’s Laboratories Ltd., ADR	39,575	594,812
eClerx Services Ltd.	783	31,892
Edelweiss Financial Services Ltd.	23,512	31,734
EID Parry India Ltd. *	7,288	94,155
Electrosteel Castings Ltd.	23,821	36,526
EPL Ltd.	9,507	26,993
Equitas Small Finance Bank Ltd. ±	16,074	12,652
Escorts Kubota Ltd.	1,181	45,947
Eureka Forbes Ltd. *	1,532	10,629
Exide Industries Ltd.	26,178	118,802
Federal Bank Ltd.	144,130	357,468
FIEM Industries Ltd.	1,108	24,891
Finolex Cables Ltd.	3,624	41,708
Finolex Industries Ltd.	15,431	39,259
Firstsource Solutions Ltd.	6,425	28,132
Force Motors Ltd.	432	81,413
Fortis Healthcare Ltd.	8,848	81,712
G R Infraprojects Ltd.	1,719	26,418
GAIL India Ltd.	218,995	486,942
Galaxy Surfactants Ltd.	569	17,443
Gateway Distriparks Ltd.	25,136	19,429
GHCL Ltd.	5,527	39,442
GHCL Textiles Ltd.	5,527	6,174
Gland Pharma Ltd. ±	1,958	41,781
Glenmark Pharmaceuticals Ltd.	5,909	120,536
Godawari Power & Ispat Ltd.	11,830	26,195
Godfrey Phillips India Ltd.	794	82,594
Godrej Industries Ltd. *	1,769	25,683
Granules India Ltd.	7,725	44,588
Graphite India Ltd.	2,245	14,790
Grasim Industries Ltd.	17,963	595,066
Great Eastern Shipping Co. Ltd. (The)	8,516	97,215
Greaves Cotton Ltd.	5,025	11,927
Gujarat Alkalies & Chemicals Ltd.	2,551	17,907
Gujarat Ambuja Exports Ltd.	8,766	11,423
Gujarat Mineral Development Corp. Ltd.	5,595	26,850
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	52,878
Gujarat Pipavav Port Ltd.	19,498	36,763
Gujarat State Fertilizers & Chemicals Ltd.	15,178	36,184
Gujarat State Petronet Ltd.	23,082	88,442
HDFC Bank Ltd.	102,232	2,384,142
HEG Ltd.	6,270	37,243
HeidelbergCement India Ltd.	3,920	9,386
Hero MotoCorp Ltd.	5,358	264,626
HFCL Ltd.	33,650	34,038
HG Infra Engineering Ltd.	1,150	14,455
Hindalco Industries Ltd.	143,996	1,163,335
IDFC First Bank Ltd. *	279,140	236,859
IIFL Capital Services Ltd.	19,584	79,800
IIFL Finance Ltd. *	8,058	44,537
India Cements Ltd. (The) *	5,546	22,298
India Glycols Ltd.	656	15,735

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Indian Bank	14,634	$109,815
Indian Railway Finance Corp. Ltd. ±	17,190	28,423
Indo Count Industries Ltd.	4,356	14,959
Indus Towers Ltd. *	101,143	498,285
IndusInd Bank Ltd. *	26,758	272,385
Infibeam Avenues Ltd.	77,058	14,907
Info Edge India Ltd.	16,055	277,630
IRCON International Ltd. ±	18,858	44,616
J Kumar Infraprojects Ltd.	2,507	21,106
Jain Irrigation Systems Ltd. *	17,519	11,848
Jammu & Kashmir Bank Ltd. (The)	31,797	42,935
Jindal Saw Ltd.	28,522	80,002
Jindal Stainless Ltd.	25,001	206,398
Jindal Steel & Power Ltd.	44,263	484,823
Jio Financial Services Ltd. *	176,909	675,373
JK Lakshmi Cement Ltd.	4,751	49,859
JK Paper Ltd.	10,798	46,555
JK Tyre & Industries Ltd.	10,161	42,334
JM Financial Ltd.	40,467	75,187
JSW Energy Ltd.	13,525	82,402
JSW Steel Ltd.	60,769	721,738
Jubilant Pharmova Ltd.	7,273	102,531
Just Dial Ltd. *	1,076	11,582
Kalpataru Projects International Ltd.	7,183	101,849
Kalyani Steels Ltd.	1,016	11,041
Karnataka Bank Ltd. (The)	29,326	66,989
Karur Vysya Bank Ltd. (The)	36,209	113,145
Kaveri Seed Co. Ltd.	1,897	26,124
KCP Ltd. (The)	6,994	16,718
Kirloskar Oil Engines Ltd.	798	7,926
KNR Constructions Ltd.	11,124	28,906
Kotak Mahindra Bank Ltd.	28,870	727,136
KRBL Ltd.	2,296	9,809
L&T Finance Ltd.	72,832	175,108
Larsen & Toubro Ltd., GDR	26,739	1,144,429
LG Balakrishnan & Bros Ltd.	1,438	21,765
LIC Housing Finance Ltd.	24,147	173,979
LT Foods Ltd.	14,320	80,976
Lupin Ltd.	4,573	103,180
Maharashtra Seamless Ltd.	3,116	27,554
Mahindra & Mahindra Financial Services Ltd.	55,632	175,115
Mahindra & Mahindra Ltd.	37,348	1,384,350
Man Infraconstruction Ltd.	4,652	9,805
Manappuram Finance Ltd.	42,964	138,080
Marksans Pharma Ltd.	9,432	28,771
Maruti Suzuki India Ltd.	4,747	686,699
MAS Financial Services Ltd. ±	3,106	11,144
Mastek Ltd.	960	27,297
Meghmani Organics Ltd. *	7,232	8,364
MOIL Ltd.	5,661	25,612
Motilal Oswal Financial Services Ltd.	7,072	71,879
MRF Ltd.	181	299,707
Muthoot Finance Ltd.	1,358	41,598
Natco Pharma Ltd.	5,577	60,400
National Aluminium Co. Ltd.	58,254	130,929
National Fertilizers Ltd.	6,160	7,262
Nava Ltd.	7,969	56,367
NCC Ltd.	36,382	97,789
NESCO Ltd.	965	13,082
NIIT Learning Systems Ltd.	2,427	9,512
NIIT Ltd.	2,427	3,699
NMDC Ltd.	253,182	206,596
NMDC Steel Ltd. *	47,585	22,749
NOCIL Ltd.	7,374	17,064
NRB Bearings Ltd.	2,776	9,711
Nuvoco Vistas Corp. Ltd. *	2,511	10,374
Oberoi Realty Ltd.	5,090	113,706
Onesource Specialty Pharma Ltd. *	2,735	69,970
Orient Cement Ltd.	4,032	11,380
Orient Green Power Co. Ltd. *	107,182	18,172
Patel Engineering Ltd. *	47,895	22,953
PCBL Chemical Ltd.	11,386	55,450
Pennar Industries Ltd. *	5,072	14,253
Petronet LNG Ltd.	67,706	238,660
Piramal Enterprises Ltd.	4,265	56,794
Piramal Pharma Ltd.	29,025	69,005
PNB Housing Finance Ltd. *±	10,969	141,845
PNC Infratech Ltd.	7,840	28,161
Polyplex Corp. Ltd.	2,048	28,989
Power Finance Corp. Ltd.	121,886	607,156
Power Mech Projects Ltd.	484	18,934
Prakash Industries Ltd.	4,621	8,759
Prestige Estates Projects Ltd.	6,151	119,061
PTC India Ltd.	17,788	37,376
Punjab National Bank	135,010	173,863
PVR Inox Ltd. *	4,239	47,896
Quess Corp. Ltd. ±	3,874	13,642
Rallis India Ltd.	3,389	12,776
Ramco Cements Ltd. (The)	5,843	73,514
Rashtriya Chemicals & Fertilizers Ltd.	16,695	30,996
Raymond Lifestyle Ltd. *	2,620	39,929
Raymond Ltd. *	3,276	27,240

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
India (Continued)
Raymond Realty Ltd. *<>	3,276	$39,701
RBL Bank Ltd. ±	35,444	102,492
REC Ltd.	124,810	585,920
Redington Ltd.	57,900	220,028
Reliance Industries Ltd.	402,168	7,033,719
Reliance Power Ltd. *	164,619	134,367
Repco Home Finance Ltd.	1,643	8,431
Rhi Magnesita India Ltd.	2,246	12,394
RITES Ltd.	5,510	18,003
Route Mobile Ltd.	1,741	20,808
Samvardhana Motherson International Ltd.	222,498	401,747
Sandur Manganese & Iron Ores Ltd. (The)	1,780	9,900
Sarda Energy & Minerals Ltd.	2,267	11,746
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	8,854
Shipping Corp. of India Ltd.	14,166	36,902
Shree Cement Ltd.	313	112,977
Shriram Finance Ltd.	101,580	837,715
Shriram Pistons & Rings Ltd.	500	14,459
Shyam Metalics & Energy Ltd.	2,791	28,281
SIS Ltd. *	2,091	9,019
Sobha Ltd.	1,677	28,550
South Indian Bank Ltd. (The)	83,493	30,044
Star Cement Ltd. *	7,280	18,068
State Bank of India	69,305	662,543
State Bank of India, GDR	8,728	831,778
Steel Authority of India Ltd.	89,762	137,919
Strides Pharma Science Ltd.	5,470	57,401
Sun Pharmaceutical Industries Ltd.	27,533	537,754
Sun TV Network Ltd.	7,133	49,780
Sunteck Realty Ltd.	5,951	30,917
Surya Roshni Ltd.	3,092	12,502
Tamilnad Mercantile Bank Ltd.	4,102	21,366
Tata Chemicals Ltd.	12,988	142,056
Tata Consumer Products Ltd.	8,150	104,346
Tata Motors Ltd.	131,488	1,055,308
Tata Steel Ltd.	430,140	801,497
Tata Steel Ltd., GDR	6,923	129,114
Technocraft Industries India Ltd.	547	19,211
Texmaco Rail & Engineering Ltd.	11,707	23,959
Thirumalai Chemicals Ltd.	4,154	14,192
Thomas Cook India Ltd.	8,408	16,059
Time Technoplast Ltd.	5,635	29,147
TransIndia Real Estate Ltd.	4,985	2,083
Transport Corp. of India Ltd.	1,896	24,828
Trident Ltd.	56,042	20,506
Triveni Engineering & Industries Ltd.	4,797	21,239
Tube Investments of India Ltd.	320	11,616
TVS Srichakra Ltd.	202	7,184
Uflex Ltd.	3,166	22,549
Unichem Laboratories Ltd. *	1,313	9,010
Union Bank of India Ltd.	81,852	146,410
UPL Ltd.	29,931	230,695
UPL Ltd. *	4,520	22,721
Usha Martin Ltd.	10,246	43,685
VA Tech Wabag Ltd. *	3,405	58,833
Vardhman Textiles Ltd.	8,165	47,651
Vedanta Ltd.	44,540	239,683
Voltamp Transformers Ltd.	223	24,638
Welspun Corp. Ltd. *	7,360	79,633
Welspun Enterprises Ltd.	1,530	9,661
Welspun Living Ltd.	30,266	50,470
West Coast Paper Mills Ltd.	3,247	19,183
Wipro Ltd.	133,330	414,309
Wipro Ltd., ADR @	29,490	89,060
Wockhardt Ltd. *	5,344	106,743
Yes Bank Ltd. *	581,105	137,958
Zee Entertainment Enterprises Ltd.	70,032	119,339
Zensar Technologies Ltd.	5,610	55,142
Zydus Lifesciences Ltd.	10,313	119,040
Zydus Wellness Ltd.	1,105	26,029
		44,256,977

Indonesia — 1.5%
AKR Corporindo Tbk. PT	273,600	19,549
Alamtri Resources Indonesia Tbk. PT	1,752,200	197,507
Aneka Tambang Tbk. PT	840,200	157,327
Aspirasi Hidup Indonesia Tbk. PT	625,900	19,122
Astra Agro Lestari Tbk. PT	28,600	10,217
Astra International Tbk. PT	1,944,500	538,974
Astra Otoparts Tbk. PT	19,600	2,487
Bank BTPN Syariah Tbk. PT	251,900	20,403
Bank Negara Indonesia Persero Tbk. PT	1,037,332	263,247
Bank OCBC Nisp Tbk. PT	223,000	18,475
Bank Pan Indonesia Tbk. PT *	399,700	28,190
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	8,646
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	12,411
Bank Tabungan Negara Persero Tbk. PT	537,509	36,915

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Indonesia (Continued)
BFI Finance Indonesia Tbk. PT	108,300	$5,437
Bukalapak.com Tbk. PT *	3,549,800	27,331
Bukit Asam Tbk. PT	339,600	51,458
Bumi Resources Minerals Tbk. PT *	2,221,900	54,196
Bumi Resources Tbk. PT *	5,598,400	41,035
Bumi Serpong Damai Tbk. PT *	435,700	21,067
Charoen Pokphand Indonesia Tbk. PT	65,700	19,020
Ciputra Development Tbk. PT	924,577	54,387
Dayamitra Telekomunikasi PT	1,395,200	47,695
Dharma Satya Nusantara Tbk. PT	140,700	6,760
Elang Mahkota Teknologi Tbk. PT	999,500	29,797
Energi Mega Persada Tbk. PT *	899,700	18,177
Erajaya Swasembada Tbk. PT	1,042,500	34,033
ESSA Industries Indonesia Tbk. PT	517,700	18,495
Gudang Garam Tbk. PT *	52,600	29,645
Hanson International Tbk. PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk. PT	294,700	104,375
Indika Energy Tbk. PT	195,300	16,481
Indo Tambangraya Megah Tbk. PT	52,800	71,549
Indocement Tunggal Prakarsa Tbk. PT	129,800	42,574
Indofood Sukses Makmur Tbk. PT	407,500	203,938
Japfa Comfeed Indonesia Tbk. PT	567,600	52,967
Lippo Karawaci Tbk. PT *	1,787,300	9,027
Medco Energi Internasional Tbk. PT	1,095,352	83,998
Metrodata Electronics Tbk. PT	524,800	17,456
Mitra Adiperkasa Tbk. PT	620,000	45,063
Pabrik Kertas Tjiwi Kimia Tbk. PT	92,300	31,980
Pakuwon Jati Tbk. PT *	1,135,800	26,165
Panin Financial Tbk. PT *	1,207,600	19,339
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	154,500	11,896
Samudera Indonesia Tbk. PT	979,900	18,831
Sarana Menara Nusantara Tbk. PT	1,152,200	35,059
Semen Indonesia Persero Tbk. PT	315,724	52,313
Sri Rejeki Isman Tbk. PT *§	996,900	—
Summarecon Agung Tbk. PT	932,100	21,817
Surya Citra Media Tbk. PT	1,066,200	9,851
Surya Semesta Internusa Tbk. PT	303,100	29,685
Trimegah Bangun Persada Tbk. PT	123,900	5,037
Triputra Agro Persada PT	632,300	38,557
Ultrajaya Milk Industry & Trading Co. Tbk. PT	131,500	10,935
United Tractors Tbk. PT	169,000	223,286
Vale Indonesia Tbk. PT	184,400	39,186
XLSMART Telecom Sejahtera Tbk. PT	522,966	72,478
		3,085,846

Korea — 11.3%
Amorepacific Holdings Corp.	1,044	24,561
BH Co. Ltd.	1,193	10,855
BNK Financial Group, Inc.	17,611	162,461
CJ CheilJedang Corp.	744	137,267
CJ Corp.	1,142	135,811
CJ ENM Co. Ltd. *	1,200	66,598
CJ Logistics Corp.	649	42,029
Daesang Corp.	2,426	39,367
Daewoo Engineering & Construction Co. Ltd. *	18,960	58,723
Daishin Securities Co. Ltd.	697	12,601
Daou Technology, Inc.	2,149	54,537
DB HiTek Co. Ltd.	1,524	52,848
DB Insurance Co. Ltd.	377	34,443
DB, Inc. *	6,843	7,585
DL E&C Co. Ltd.	1,344	51,585
DL Holdings Co. Ltd.	1,071	36,345
Dong-A Socio Holdings Co. Ltd.	295	24,481
Dongkuk Holdings Co. Ltd.	1,150	6,706
Dongkuk Steel Mill Co. Ltd.	3,583	24,956
Dongwha Pharm Co. Ltd.	736	3,676
Dongwon F&B Co. Ltd.	640	19,917
Dongwon Industries Co. Ltd.	786	27,518
Doosan Bobcat, Inc.	3,756	161,973
DoubleUGames Co. Ltd.	604	25,555
E-MART, Inc.	1,021	64,607
ENF Technology Co. Ltd.	555	15,915
GS Engineering & Construction Corp.	2,015	30,980
GS Holdings Corp.	3,044	105,218
GS P&L Co. Ltd. *	729	19,473
GS Retail Co. Ltd.	3,073	37,912
HAESUNG DS Co. Ltd.	586	12,201
Hana Financial Group, Inc.	18,171	1,161,942
Hanil Holdings Co. Ltd.	1,021	13,451
Hankook Tire & Technology Co. Ltd.	5,220	153,746
Hanwha Corp.	1,555	108,652
Hanwha Galleria Corp. *	4,602	4,296
Hanwha Investment & Securities Co. Ltd. *	5,680	27,819
Hanwha Life Insurance Co. Ltd. *	20,246	49,430
Hanwha Solutions Corp.	6,070	142,125
Harim Holdings Co. Ltd.	2,243	15,905

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Korea (Continued)
HD Hyundai Co. Ltd.	2,792	$267,905
HD Hyundai Construction Equipment Co. Ltd.	647	36,435
HDC Holdings Co. Ltd.	2,781	48,424
HDC Hyundai Development Co-Engineering & Construction	2,554	42,485
HL Holdings Corp.	389	11,673
HL Mando Co. Ltd.	1,823	44,373
HMM Co. Ltd.	15,163	252,792
HS Hyosung Corp. *	119	6,216
Hy-Lok Corp.	918	20,508
Hyosung Corp.	537	30,359
Hyosung TNC Corp.	121	22,414
Hyundai Department Store Co. Ltd.	867	48,566
Hyundai Engineering & Construction Co. Ltd.	3,290	191,364
Hyundai Glovis Co. Ltd.	1,742	173,993
Hyundai Home Shopping Network Corp.	327	13,690
Hyundai Marine & Fire Insurance Co. Ltd. *	3,214	62,989
Hyundai Mobis Co. Ltd.	2,664	566,515
Hyundai Motor Co.	8,933	1,346,966
Hyundai Steel Co.	4,416	96,199
Hyundai Wia Corp.	941	31,934
iM Financial Group Co. Ltd.	5,382	50,127
Industrial Bank of Korea	19,140	258,963
Innocean Worldwide, Inc.	1,076	15,810
JB Financial Group Co. Ltd.	5,577	84,919
KB Financial Group, Inc., ADR @	17,477	1,443,425
KCC Corp.	293	67,736
KCC Glass Corp.	444	10,840
KG Mobility Co. *	4,088	10,677
Kia Corp.	19,935	1,431,314
KIWOOM Securities Co. Ltd.	158	26,809
Kolon Industries, Inc.	1,930	62,994
Korea Asset In Trust Co. Ltd.	5,452	10,180
Korea Electric Terminal Co. Ltd.	682	32,948
Korea Investment Holdings Co. Ltd.	2,704	279,696
Korea Line Corp. *	16,631	20,062
Korea Real Estate Investment & Trust Co. Ltd.	10,376	9,403
Korea Zinc Co. Ltd.	351	213,003
Korean Air Lines Co. Ltd.	8,699	147,605
Korean Reinsurance Co.	12,649	95,973
Kumho Petrochemical Co. Ltd.	829	68,981
Kumho Tire Co., Inc. *	3,713	12,394
LG Chem Ltd.	2,583	404,790
LG Corp.	4,087	241,053
LG Display Co. Ltd. *	16,033	106,443
LG Display Co. Ltd., ADR *	8,853	30,277
LG Electronics, Inc.	8,307	454,251
LG H&H Co. Ltd.	240	56,817
LG Innotek Co. Ltd.	903	98,623
LG Uplus Corp.	19,185	203,279
Lotte Chemical Corp.	1,267	55,201
Lotte Chilsung Beverage Co. Ltd.	290	25,614
Lotte Corp.	1,582	32,587
LOTTE Fine Chemical Co. Ltd.	1,517	44,343
Lotte Shopping Co. Ltd.	641	35,242
Lotte Wellfood Co. Ltd.	167	14,292
LS Corp.	730	106,558
LX Holdings Corp.	2,593	18,406
LX International Corp.	3,459	79,837
LX Semicon Co. Ltd.	278	13,327
Mirae Asset Life Insurance Co. Ltd. *	5,257	24,618
Mirae Asset Securities Co. Ltd.	12,278	195,142
Netmarble Corp. ±	514	23,613
NH Investment & Securities Co. Ltd.	6,972	103,268
NICE Holdings Co. Ltd.	2,345	21,963
NongShim Co. Ltd.	135	39,312
OCI Co. Ltd.	450	18,439
OCI Holdings Co. Ltd.	995	53,672
Orion Holdings Corp.	2,572	41,927
Otoki Corp.	131	38,244
Pan Ocean Co. Ltd.	22,750	62,623
Paradise Co. Ltd.	1,846	20,887
Partron Co. Ltd.	1,897	8,954
Poongsan Corp.	1,023	97,555
POSCO Holdings, Inc.	854	165,156
POSCO Holdings, Inc., ADR @	9,207	446,447
S-Oil Corp.	2,562	113,711
Samsung C&T Corp.	3,438	411,154
Samsung Card Co. Ltd.	2,083	76,245
Samsung Electronics Co. Ltd.	17,972	796,329
Samsung Electronics Co. Ltd., GDR	3,471	3,821,571
Samsung Life Insurance Co. Ltd.	2,566	242,226
Samsung SDI Co. Ltd.	2,756	352,873
Samsung Securities Co. Ltd.	2,679	146,098
SeAH Steel Holdings Corp.	136	22,170
Sebang Global Battery Co. Ltd.	697	35,428
SFA Engineering Corp.	456	7,957
SGC Energy Co. Ltd.	395	7,185
Shinhan Financial Group Co. Ltd.	17,905	814,587

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Korea (Continued)
Shinhan Financial Group Co. Ltd., ADR	3,951	$178,506
Shinsegae, Inc.	629	87,806
SK Chemicals Co. Ltd.	314	16,752
SK Discovery Co. Ltd.	867	37,710
SK Gas Ltd.	175	33,454
SK Innovation Co. Ltd.	2,300	208,595
SK Networks Co. Ltd.	12,838	42,616
SK, Inc.	1,745	264,414
SL Corp.	1,820	42,142
SNT Motiv Co. Ltd.	1,079	25,024
Songwon Industrial Co. Ltd.	1,925	17,687
Sungwoo Hitech Co. Ltd.	3,959	16,926
Unid Co. Ltd.	167	11,285
Woori Financial Group, Inc.	45,228	752,348
Youngone Corp.	1,446	67,714
Youngone Holdings Co. Ltd.	553	56,996
Zinus, Inc.	1,223	15,423
		22,961,421

Kuwait — 0.0%
Agility Global PLC	104,162	33,751

Malaysia — 1.3%
Aeon Co. M Bhd.	29,400	9,776
AFFIN Bank Bhd. *	47,901	28,896
Alliance Bank Malaysia Bhd.	73,200	74,930
AMMB Holdings Bhd.	191,687	232,182
Axiata Group Bhd.	226,300	124,155
Bank Islam Malaysia Bhd.	68,600	37,147
Batu Kawan Bhd.	16,500	74,535
Berjaya Corp. Bhd. *	166,400	11,066
Bumi Armada Bhd.	264,700	28,290
CIMB Group Holdings Bhd.	131,573	212,179
Dayang Enterprise Holdings Bhd.	27,900	12,192
Dialog Group Bhd.	37,200	13,959
Eastern & Oriental Bhd.	118,100	22,860
Eco World Development Group Bhd.	88,900	40,961
Genting Bhd.	179,200	129,809
Genting Malaysia Bhd.	258,200	118,353
Genting Plantations Bhd.	23,600	28,025
HAP Seng Consolidated Bhd.	14,800	8,893
Hibiscus Petroleum Bhd.	56,080	20,778
Hong Leong Financial Group Bhd.	17,621	69,471
IJM Corp. Bhd.	181,760	113,101
IOI Properties Group Bhd.	75,850	35,489
Magnum Bhd.	86,961	26,230
Mah Sing Group Bhd.	125,685	35,522
Malayan Cement Bhd.	6,800	8,107
Malaysian Resources Corp. Bhd.	142,600	16,426
Matrix Concepts Holdings Bhd.	96,300	30,648
MBM Resources Bhd.	12,500	13,805
MBSB Bhd.	205,001	33,351
Mega First Corp. Bhd.	37,600	33,041
MISC Bhd.	94,320	170,025
MKH Bhd.	36,950	9,039
MKH Oil Palm East Kalimantan Bhd.	5,278	771
Oriental Holdings Bhd.	25,760	41,786
OSK Holdings Bhd.	111,682	31,034
Petronas Chemicals Group Bhd.	133,400	110,573
PPB Group Bhd.	37,500	91,557
RHB Bank Bhd.	145,390	217,541
Sarawak Oil Palms Bhd.	30,750	22,567
Sime Darby Bhd.	293,600	115,055
Sime Darby Property Bhd.	308,000	105,337
SP Setia Bhd. Group	143,480	38,166
Ta Ann Holdings Bhd.	12,260	10,861
TSH Resources Bhd.	43,000	11,336
UEM Sunrise Bhd.	100,300	16,913
UOA Development Bhd.	19,187	8,111
Yinson Holdings Bhd.	95,599	53,356
YTL Corp. Bhd.	111,800	61,602
		2,759,807

Mexico — 1.8%
Alfa SAB de CV, Class A	221,384	163,403
Banco del Bajio SA ±	37,942	91,597
Cemex SAB de CV	685,631	474,638
Cemex SAB de CV, ADR	2,361	16,362
Controladora Alpek SAB de CV *	221,384	36,574
Controladora AXTEL SAB DE CV *	260,453	10,826
Corp. Actinver SAB de CV	15,700	15,939
El Puerto de Liverpool SAB de CV, Class C1	7,251	39,272
Genomma Lab Internacional SAB de CV, Class B	65,230	71,089
Grupo Bimbo SAB de CV, Series A	9,137	25,486
Grupo Carso SAB de CV, Series A1	10,719	76,409
Grupo Financiero Banorte SAB de CV, Class O	79,576	730,219
Grupo Financiero Inbursa SAB de CV, Class O	98,687	255,020
Grupo Mexico SAB de CV, Series B	136,892	826,189
Grupo Traxion SAB de CV *±	22,512	20,959
Industrias CH SAB de CV, Series B *	23,916	219,220
La Comer SAB de CV	19,443	42,317

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Mexico (Continued)
Megacable Holdings SAB de CV	59,163	$165,560
Nemak SAB de CV *±	174,679	30,161
Orbia Advance Corp. SAB de CV	51,451	35,974
Organizacion Soriana SAB de CV, Class B *	53,109	79,191
Promotora y Operadora de Infraestructura SAB de CV	13,054	147,233
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	15,519
Regional SAB de CV	18,632	153,905
		3,743,062

Philippines — 0.6%
ACEN Corp.	510,437	23,469
Alliance Global Group, Inc.	253,300	40,560
Ayala Corp.	12,590	127,397
Ayala Land, Inc.	354,500	169,918
China Banking Corp.	60,526	73,012
DMCI Holdings, Inc.	265,100	51,298
First Philippine Holdings Corp.	26,510	34,355
GT Capital Holdings, Inc.	7,512	76,547
JG Summit Holdings, Inc.	225,183	79,871
LT Group, Inc.	132,300	30,204
Megaworld Corp.	1,004,700	35,137
Metropolitan Bank & Trust Co.	133,237	171,484
Puregold Price Club, Inc.	86,900	55,537
Rizal Commercial Banking Corp.	47,790	21,719
Robinsons Land Corp.	76,255	18,411
San Miguel Corp.	41,650	57,673
Security Bank Corp.	30,510	37,210
Top Frontier Investment Holdings, Inc. *	4,630	4,726
Union Bank of the Philippines	66,330	38,623
Universal Robina Corp.	25,650	40,777
		1,187,928

Poland — 1.4%
AB SA	845	22,741
Alior Bank SA	7,869	206,530
Asseco Poland SA	3,450	193,541
Bank Handlowy w Warszawie SA *	2,367	78,411
Bank Polska Kasa Opieki SA	971	49,838
BNPP Bank Polska SA	811	23,963
Cyfrowy Polsat SA *	16,441	80,441
Echo Investment SA *	1,732	2,369
Enea SA *	30,606	166,092
Inter Cars SA	72	11,206
KGHM Polska Miedz SA *	10,823	387,056
Mirbud SA	5,445	20,621
ORLEN SA	47,293	1,077,242
PGE Polska Grupa Energetyczna SA *	71,611	226,594
Tauron Polska Energia SA *	125,505	292,909
		2,839,554

Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—

Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	30,772
		30,772

South Africa — 3.4%
Absa Group Ltd.	55,314	549,898
AECI Ltd. @	8,481	50,775
African Rainbow Minerals Ltd. @	3,656	35,534
Aspen Pharmacare Holdings Ltd.	16,981	114,612
Astral Foods Ltd.	2,628	26,361
Barloworld Ltd.	18,289	116,643
DataTec Ltd.	24,388	89,872
Exxaro Resources Ltd.	14,326	118,897
Foschini Group Ltd. (The)	32,332	235,444
Grindrod Ltd.	52,062	36,671
Harmony Gold Mining Co. Ltd.	2,362	32,662
Impala Platinum Holdings Ltd. *	50,405	452,496
KAP Ltd. *	176,418	20,428
Lewis Group Ltd.	3,337	15,166
Life Healthcare Group Holdings Ltd.	60,968	49,177
Momentum Group Ltd.	65,482	126,831
Motus Holdings Ltd.	16,747	88,996
Mpact Ltd.	15,365	22,131
MTN Group Ltd.	127,458	1,013,976
Naspers Ltd., Class N	1,718	535,221
Nedbank Group Ltd.	27,090	371,911
Netcare Ltd.	99,919	78,733
Northam Platinum Holdings Ltd. @	13,269	143,687
Oceana Group Ltd. @	10,541	31,182
Old Mutual Ltd.	439,975	299,965
Omnia Holdings Ltd.	16,030	71,984
Pepkor Holdings Ltd. ±	170,124	261,666
PPC Ltd. @	93,872	27,413
Raubex Group Ltd.	16,897	42,472

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
South Africa (Continued)
Reunert Ltd.	12,692	$41,222
Sanlam Ltd.	2,107	10,553
Sappi Ltd.	59,313	99,705
Sasol Ltd. *	33,052	147,041
Sibanye Stillwater Ltd. @*	132,381	241,226
Southern Sun Ltd.	54,046	26,926
Standard Bank Group Ltd.	77,175	991,859
Super Group Ltd. @	29,786	26,600
Telkom SA SOC Ltd. *	28,405	86,609
Thungela Resources Ltd.	6,203	29,709
Valterra Platinum Ltd.	3,909	174,501
Zeda Ltd.	20,449	14,219
		6,950,974

Taiwan — 19.9%
91APP, Inc.	8,000	22,949
AcBel Polytech, Inc.	51,000	45,480
Acer, Inc.	165,884	172,062
Acter Group Corp. Ltd.	5,000	68,037
Actron Technology Corp.	3,000	12,016
ADATA Technology Co. Ltd. *	20,450	65,525
Advanced International Multitech Co. Ltd.	8,000	17,609
Advanced Power Electronics Corp.	1,000	2,787
Advanced Wireless Semiconductor Co.	8,000	21,334
Advancetek Enterprise Co. Ltd.	13,000	31,997
Allied Supreme Corp.	3,000	25,828
Alltek Technology Corp.	10,000	12,717
Alpha Networks, Inc.	11,000	10,732
Altek Corp.	14,014	18,878
Ambassador Hotel (The)	14,000	21,159
AMPOC Far-East Co. Ltd.	8,000	26,455
AmTRAN Technology Co. Ltd.	64,775	31,044
Anpec Electronics Corp.	3,000	18,383
Apex International Co. Ltd. *	17,132	13,606
Arcadyan Technology Corp.	11,000	75,500
Ardentec Corp.	39,092	101,437
Argosy Research, Inc.	3,000	16,380
ASE Technology Holding Co. Ltd.	233,000	1,176,486
Asia Cement Corp.	134,269	196,035
Asia Optical Co., Inc.	5,000	23,449
ASROCK, Inc.	2,000	18,759
Asustek Computer, Inc.	36,000	793,646
Aten International Co. Ltd.	5,000	10,081
AUO Corp.	454,400	192,107
Axiomtek Co. Ltd.	8,000	24,346
Bank of Kaohsiung Co. Ltd.	64,606	26,761
BenQ Materials Corp.	15,000	12,093
BES Engineering Corp.	91,000	35,513
Bioteque Corp.	3,000	12,118
Bizlink Holding, Inc.	8,029	233,075
Brighton-Best International Taiwan, Inc.	17,000	19,728
Capital Securities Corp.	152,437	102,279
Castles Technology Co. Ltd.	4,200	8,842
Catcher Technology Co. Ltd.	34,000	246,748
Cathay Financial Holding Co. Ltd.	417,170	896,833
Cathay Real Estate Development Co. Ltd.	70,000	46,608
Cenra, Inc.	9,500	11,773
Center Laboratories, Inc.	12,000	15,692
Century Iron & Steel Industrial Co. Ltd.	6,000	48,679
Chailease Holding Co. Ltd.	103,533	448,341
Chang Hwa Commercial Bank Ltd.	316,768	202,778
Chang Wah Electromaterials, Inc.	20,000	26,017
Chang Wah Technology Co. Ltd.	11,000	11,504
Channel Well Technology Co. Ltd.	13,000	36,047
Charoen Pokphand Enterprise	12,000	52,376
CHC Healthcare Group	7,000	10,771
Cheng Loong Corp.	82,000	49,404
Cheng Shin Rubber Industry Co. Ltd.	131,000	169,513
Cheng Uei Precision Industry Co. Ltd.	34,543	61,253
Chia Hsin Cement Corp.	22,440	11,254
Chicony Electronics Co. Ltd.	30,000	133,507
Chicony Power Technology Co. Ltd.	6,000	21,875
Chin-Poon Industrial Co. Ltd.	36,000	39,621
China Airlines Ltd.	278,111	205,641
China Bills Finance Corp.	89,000	45,396
China Man-Made Fiber Corp. *	72,018	14,989
China Metal Products	31,000	28,016
China Motor Corp.	22,478	47,323
China Steel Chemical Corp.	8,000	25,195
China Steel Corp.	569,800	366,707
Chipbond Technology Corp.	42,000	76,777
ChipMOS Technologies, Inc.	28,897	26,659
ChipMOS Technologies, Inc., ADR @	328	5,940
Chong Hong Construction Co. Ltd.	12,000	34,917
Chun Yuan Steel Industry Co. Ltd.	30,000	19,307
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	66,548
Chunghwa Precision Test Tech Co. Ltd.	1,000	28,653
Cleanaway Co. Ltd.	6,000	37,382
Clevo Co.	28,000	42,750
CMC Magnetics Corp.	31,979	8,769
Co-Tech Development Corp.	17,000	33,811
Compal Electronics, Inc.	288,000	285,910

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Compeq Manufacturing Co. Ltd.	96,000	$190,278
Concord Securities Co. Ltd.	38,850	15,228
Continental Holdings Corp.	42,000	33,356
Coretronic Corp.	15,800	29,586
CTBC Financial Holding Co. Ltd.	518,280	775,326
CTCI Corp.	33,000	29,428
CyberPower Systems, Inc.	2,000	17,698
D-Link Corp.	15,640	9,129
DA CIN Construction Co. Ltd.	21,200	41,076
Da-Li Development Co. Ltd.	13,692	22,709
Darfon Electronics Corp.	17,000	19,583
Depo Auto Parts Ind Co. Ltd.	8,000	52,444
Dimerco Express Corp.	8,000	20,129
Dyaco International, Inc.	9,022	6,717
Dynamic Holding Co. Ltd.	21,000	32,565
E.Sun Financial Holding Co. Ltd.	113,000	127,073
ECOVE Environment Corp.	2,000	20,539
Edom Technology Co. Ltd.	10,000	8,969
Elan Microelectronics Corp.	13,000	54,070
Elitegroup Computer Systems Co. Ltd.	35,877	22,537
Ennoconn Corp.	6,116	60,297
Ennostar, Inc.	44,414	53,822
EnTie Commercial Bank Co. Ltd.	68,000	31,309
Eternal Materials Co. Ltd.	42,300	34,753
Eurocharm Holdings Co. Ltd.	3,000	13,864
Eva Airways Corp.	241,478	329,829
Evergreen Aviation Technologies Corp.	11,000	39,539
Evergreen International Storage & Transport Corp.	54,000	62,574
Evergreen Marine Corp. Taiwan Ltd.	74,583	508,079
EVERGREEN Steel Corp.	13,000	37,827
Everlight Chemical Industrial Corp.	56,000	30,864
Everlight Electronics Co. Ltd.	32,000	76,900
Excelsior Medical Co. Ltd.	12,733	36,876
Far Eastern Department Stores Ltd.	85,220	62,722
Far Eastern International Bank	144,478	63,801
Far Eastern New Century Corp.	211,338	238,019
Far EasTone Telecommunications Co. Ltd.	99,000	303,656
Farglory Land Development Co. Ltd.	26,721	58,634
Feng Hsin Steel Co. Ltd.	17,000	38,176
First Financial Holding Co. Ltd.	595,556	592,253
First Steamship Co. Ltd. *	58,240	11,643
FIT Holding Co. Ltd.	9,000	14,511
Fitipower Integrated Technology, Inc. *	5,600	41,887
FLEXium Interconnect, Inc. *	17,000	32,706
Flytech Technology Co. Ltd.	5,000	20,454
FocalTech Systems Co. Ltd.	8,000	18,102
Forcecon Tech Co. Ltd.	5,142	20,243
Formosa Advanced Technologies Co. Ltd.	20,000	19,102
Formosa Chemicals & Fibre Corp.	176,000	137,971
Formosa Laboratories, Inc.	5,000	11,879
Formosa Petrochemical Corp.	61,000	75,175
Formosa Plastics Corp.	183,000	218,320
Formosa Sumco Technology Corp.	5,000	13,436
Formosa Taffeta Co. Ltd.	49,000	26,167
Formosan Union Chemical	48,179	29,605
Foxconn Technology Co. Ltd.	46,127	100,269
Foxsemicon Integrated Technology, Inc.	4,000	40,737
FSP Technology, Inc.	8,000	15,336
Fu Hua Innovation Co. Ltd.	20,529	23,542
Fubon Financial Holding Co. Ltd.	517,877	1,547,674
Fulltech Fiber Glass Corp. *	14,717	18,238
Fusheng Precision Co. Ltd.	5,000	50,835
G Shank Enterprise Co. Ltd.	10,589	25,773
Gamania Digital Entertainment Co. Ltd.	13,000	33,288
Gemtek Technology Corp. *	47,000	42,154
General Interface Solution GIS Holding Ltd. *	18,000	24,771
Genius Electronic Optical Co. Ltd.	4,000	57,237
Getac Holdings Corp.	21,000	79,796
Giant Manufacturing Co. Ltd.	20,000	74,285
Gigabyte Technology Co. Ltd.	18,000	174,380
Global Brands Manufacture Ltd.	21,000	64,124
Global Mixed Mode Technology, Inc.	3,000	22,131
Global PMX Co. Ltd.	2,000	8,421
Globalwafers Co. Ltd.	15,000	154,816
Gloria Material Technology Corp.	34,392	40,794
Goldsun Building Materials Co. Ltd.	82,973	111,201
Grand Pacific Petrochemical *	119,612	38,162
Grape King Bio Ltd.	10,000	42,962
Great Wall Enterprise Co. Ltd.	44,330	100,005
Greatek Electronics, Inc.	16,000	31,603
Hannstar Board Corp.	23,814	50,136
HannStar Display Corp. *	35,000	8,531
HannsTouch Holdings Co. *	32,279	6,696
Hey Song Corp.	18,750	25,642
Highwealth Construction Corp.	93,462	132,457
Hiwin Technologies Corp.	19,000	136,588
Ho Tung Chemical Corp.	63,688	16,351
Holy Stone Enterprise Co. Ltd.	10,500	28,036
Hon Hai Precision Industry Co. Ltd.	654,068	3,604,852

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Hong Pu Real Estate Development Co. Ltd.	20,000	$20,505
Hong TAI Electric Industrial	32,000	41,462
Hota Industrial Manufacturing Co. Ltd.	13,000	25,767
Hotai Finance Co. Ltd.	14,000	32,254
Hsin Kuang Steel Co. Ltd.	13,000	17,467
Hu Lane Associate, Inc.	4,100	18,456
Hua Nan Financial Holdings Co. Ltd.	315,300	293,583
Hua Yu Lien Development Co. Ltd.	3,000	12,016
Huaku Development Co. Ltd. *	17,700	64,833
Huang Hsiang Construction Corp.	9,015	13,316
Hung Sheng Construction Ltd.	13,688	11,761
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	16,052
IBF Financial Holdings Co. Ltd.	128,807	59,306
Ichia Technologies, Inc.	11,000	15,269
IEI Integration Corp.	8,000	21,334
Innodisk Corp.	2,000	16,226
Innolux Corp.	405,645	162,469
Inpaq Technology Co. Ltd.	9,000	21,782
Inventec Corp.	179,282	259,607
ITE Technology, Inc.	6,000	28,961
ITEQ Corp.	15,000	44,776
Kedge Construction Co. Ltd.	4,080	11,453
Kenda Rubber Industrial Co. Ltd.	34,650	25,799
Kerry TJ Logistics Co. Ltd.	9,000	10,429
KGI Financial Holding Co. Ltd.	1,154,559	590,876
Kindom Development Co. Ltd.	25,200	43,478
King Yuan Electronics Co. Ltd.	58,100	202,869
King’s Town Bank Co. Ltd. *	90,000	162,057
Kinpo Electronics	111,000	76,946
Kinsus Interconnect Technology Corp.	28,000	80,227
KS Terminals, Inc.	6,000	10,311
Kung Long Batteries Industrial Co. Ltd.	8,000	38,203
Kuo Toong International Co. Ltd.	16,000	29,467
Kuo Yang Construction Co. Ltd.	14,000	9,585
Kwong Lung Enterprise Co. Ltd.	12,000	20,909
L&K Engineering Co. Ltd.	7,397	77,611
Lanner Electronics, Inc.	6,000	15,610
Largan Precision Co. Ltd.	7,000	570,314
Lealea Enterprise Co. Ltd. *	83,200	18,314
Lelon Electronics Corp.	10,000	26,017
Li Peng Enterprise Co. Ltd. *	41,000	8,309
Lien Hwa Industrial Holdings Corp.	53,968	79,441
Lite-On Technology Corp.	127,874	483,708
Longchen Paper & Packaging Co. Ltd. *	92,459	28,201
Lotes Co. Ltd.	4,000	184,856
Lotus Pharmaceutical Co. Ltd.	10,000	75,825
Lumax International Corp. Ltd.	4,000	13,419
Lung Yen Life Service Corp. *	16,000	34,397
Macronix International Co. Ltd. *	72,171	52,500
Makalot Industrial Co. Ltd.	2,000	16,158
Marketech International Corp.	5,000	32,350
MediaTek, Inc.	2,000	85,581
Mega Financial Holding Co. Ltd.	324,287	455,702
Mercuries & Associates Holding Ltd.	19,184	8,078
Mercuries Life Insurance Co. Ltd. *	79,251	13,511
Merida Industry Co. Ltd.	15,000	52,889
Merry Electronics Co. Ltd.	15,226	57,335
Micro-Star International Co. Ltd.	42,000	206,319
Mitac Holdings Corp. *	48,637	110,720
MOSA Industrial Corp. *	9,616	5,185
Motech Industries, Inc.	17,000	10,242
Nak Sealing Technologies Corp.	3,000	11,656
Namchow Holdings Co. Ltd.	7,000	9,789
Nan Kang Rubber Tire Co. Ltd.	9,000	11,215
Nan Pao Resins Chemical Co. Ltd.	2,000	20,505
Nan Ya Plastics Corp.	256,000	239,244
Nan Ya Printed Circuit Board Corp.	15,000	57,511
Nantex Industry Co. Ltd.	10,000	8,130
Nanya Technology Corp. *	78,000	136,711
Nichidenbo Corp. *	6,000	15,569
Nuvoton Technology Corp.	9,000	22,275
O-Bank Co. Ltd.	91,943	29,051
Ocean Plastics Co. Ltd.	9,000	11,138
Orient Semiconductor Electronics Ltd.	30,485	40,073
Oriental Union Chemical Corp.	57,000	23,122
Pan German Universal Motors Ltd. *	2,000	19,786
Pan Jit International, Inc.	24,600	42,106
Pan-International Industrial Corp.	34,380	47,194
Parade Technologies Ltd.	3,000	61,208
PChome Online, Inc. *	408	480
Pegatron Corp.	139,249	366,093
Pegavision Corp.	2,000	20,334
Phison Electronics Corp.	9,000	154,971
Pixart Imaging, Inc.	8,000	62,851
Pou Chen Corp. *	137,133	145,292
Powerchip Semiconductor Manufacturing Corp. *	65,000	34,267
Powertech Technology, Inc.	49,000	220,577
President Securities Corp.	86,636	66,878
Primax Electronics Ltd.	25,000	62,389
Prince Housing & Development Corp.	77,970	24,743
Promate Electronic Co. Ltd.	8,000	20,896
Qisda Corp.	129,400	115,393

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Quanta Storage, Inc.	13,000	$39,473
Radiant Opto-Electronics Corp.	27,000	124,315
Radium Life Tech Co. Ltd.	41,409	17,294
Raydium Semiconductor Corp.	4,000	50,116
Rechi Precision Co. Ltd.	30,000	25,007
Rich Development Co. Ltd.	20,577	6,121
Ritek Corp. *	29,000	9,977
Ruentex Development Co. Ltd.	67,600	68,845
Ruentex Industries Ltd.	22,891	41,923
Run Long Construction Co. Ltd.	34,000	35,092
Sakura Development Co. Ltd.	7,000	15,935
Sampo Corp.	31,600	27,368
San Fang Chemical Industry Co. Ltd.	13,000	16,889
Sanyang Motor Co. Ltd.	41,573	88,377
ScinoPharm Taiwan Ltd.	14,000	8,147
SDI Corp.	10,000	24,408
Sercomm Corp.	18,000	58,538
Sesoda Corp.	17,193	17,892
Shanghai Commercial & Savings Bank Ltd. (The)	219,618	348,839
Shih Wei Navigation Co. Ltd. *	17,554	9,074
Shihlin Electric & Engineering Corp.	11,000	67,592
Shin Kong Financial Holding Co. Ltd. *	771,851	298,573
Shin Zu Shing Co. Ltd.	9,064	66,556
Shinkong Insurance Co. Ltd.	11,000	36,903
Shinkong Synthetic Fibers Corp.	108,151	44,983
Sigurd Microelectronics Corp. *	42,694	115,899
Simplo Technology Co. Ltd.	9,000	118,616
Sinbon Electronics Co. Ltd.	9,000	67,318
Sincere Navigation Corp. *	27,810	20,659
Sino-American Silicon Products, Inc.	33,000	103,139
Sinon Corp.	37,000	52,881
SinoPac Financial Holdings Co. Ltd.	607,213	503,031
Sinyi Realty, Inc.	11,000	9,452
Sitronix Technology Corp.	9,000	62,389
Soft-World International Corp.	4,000	14,309
Solar Applied Materials Technology Corp.	5,000	9,294
Sporton International, Inc.	4,000	23,210
Sports Gear Co. Ltd.	4,000	14,583
St. Shine Optical Co. Ltd.	5,000	26,530
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	9,756
Standard Foods Corp.	31,000	34,755
Sunny Friend Environmental Technology Co. Ltd.	4,000	9,941
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	41,284
Sunplus Technology Co. Ltd. *	12,000	7,784
Sunrex Technology Corp.	6,000	9,222
Superalloy Industrial Co. Ltd.	12,000	21,731
Supreme Electronics Co. Ltd.	40,000	61,550
Swancor Holding Co. Ltd.	5,000	11,998
Syncmold Enterprise Corp.	5,000	11,964
Synmosa Biopharma Corp.	16,354	20,490
Synnex Technology International Corp.	77,300	170,414
Systex Corp.	9,000	32,196
T3EX Global Holdings Corp.	4,000	9,873
TA Chen Stainless Pipe	105,444	125,073
Ta Ya Electric Wire & Cable	47,250	61,303
TA-I Technology Co. Ltd.	6,000	8,452
TAI-TECH Advanced Electronics Co. Ltd.	3,000	9,756
Taichung Commercial Bank Co. Ltd.	261,949	196,829
TaiDoc Technology Corp.	7,000	30,073
Taiflex Scientific Co. Ltd.	26,923	42,119
Tainan Spinning Co. Ltd.	21,427	9,792
Taishin Financial Holding Co. Ltd.	782,353	421,815
Taiwan Business Bank	482,976	253,789
Taiwan Cogeneration Corp.	27,000	41,269
Taiwan Cooperative Financial Holding Co. Ltd.	339,897	287,979
Taiwan Fertilizer Co. Ltd.	48,000	87,252
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	12,960
Taiwan FU Hsing Industrial Co. Ltd.	21,000	33,284
Taiwan Glass Industry Corp. *	81,321	44,541
Taiwan Hon Chuan Enterprise Co. Ltd.	26,612	143,937
Taiwan Navigation Co. Ltd.	22,000	21,050
Taiwan Paiho Ltd.	12,000	22,183
Taiwan PCB Techvest Co. Ltd.	28,000	29,330
Taiwan Sakura Corp.	6,000	17,561
Taiwan Sanyo Electric Co. Ltd.	10,000	13,299
Taiwan Secom Co. Ltd.	4,000	15,062
Taiwan Semiconductor Co. Ltd.	10,000	16,449
Taiwan Shin Kong Security Co. Ltd.	19,100	27,167
Taiwan Surface Mounting Technology Corp.	21,518	76,608
Taiwan Union Technology Corp.	11,000	85,667
Tatung Co. Ltd.	98,800	134,272
TCC Group Holdings Co. Ltd.	380,971	332,561
TCI Co. Ltd.	5,000	20,882
Teco Electric & Machinery Co. Ltd.	65,000	105,248
Test Research, Inc.	11,000	54,977

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Taiwan (Continued)
Thinking Electronic Industrial Co. Ltd.	4,000	$18,143
Thye Ming Industrial Co. Ltd.	8,000	19,088
Ton Yi Industrial Corp.	82,000	55,159
Tong Hsing Electronic Industries Ltd.	12,870	47,141
Tong Yang Industry Co. Ltd.	29,921	100,583
Topco Scientific Co. Ltd. *	8,115	76,255
Topkey Corp.	3,000	19,256
TPK Holding Co. Ltd. *	34,000	36,256
Transcend Information, Inc.	10,000	34,404
Tripod Technology Corp.	29,000	245,704
TSRC Corp.	26,000	15,976
TTY Biopharm Co. Ltd.	17,000	43,996
Tung Ho Steel Enterprise Corp.	47,290	102,797
TXC Corp.	16,000	46,994
TYC Brother Industrial Co. Ltd.	21,000	33,716
U-Ming Marine Transport Corp.	27,000	44,735
Uni-President Enterprises Corp.	284,000	787,485
Unimicron Technology Corp.	87,000	339,518
Union Bank of Taiwan	74,090	45,400
Unitech Printed Circuit Board Corp. *	55,184	46,283
United Microelectronics Corp.	499,513	755,802
United Microelectronics Corp., ADR @	56,252	430,328
United Orthopedic Corp.	7,000	24,442
United Renewable Energy Co. Ltd. *	24,000	5,348
Universal Cement Corp.	49,205	46,911
Vanguard International Semiconductor Corp.	47,576	163,679
Visco Vision, Inc.	2,000	12,529
VisEra Technologies Co. Ltd.	3,000	23,774
Vizionfocus, Inc.	2,000	12,461
Wafer Works Corp.	35,503	26,252
Wah Lee Industrial Corp.	18,420	59,651
Walsin Lihwa Corp.	160,198	118,454
Walsin Technology Corp.	28,000	77,927
Wan Hai Lines Ltd.	58,000	176,708
Wei Chuan Foods Corp.	14,000	7,764
Weikeng Industrial Co. Ltd.	32,945	37,555
Win Semiconductors Corp.	25,000	74,199
Winbond Electronics Corp. *	222,378	153,393
Winstek Semiconductor Co. Ltd.	3,000	9,695
Wisdom Marine Lines Co. Ltd.	27,019	50,131
Wistron Corp.	174,431	731,473
WNC Corp.	26,429	109,925
WPG Holdings Ltd.	95,400	229,258
WT Microelectronics Co. Ltd.	34,360	151,145
Xxentria Technology Materials Corp.	10,900	17,332
Yageo Corp.	29,950	497,253
Yang Ming Marine Transport Corp.	106,000	257,997
YC INOX Co. Ltd.	29,977	22,730
Yea Shin International Development Co. Ltd.	1,000	993
Yem Chio Co. Ltd.	22,666	12,221
YFY, Inc.	110,385	86,533
Yieh Phui Enterprise Co. Ltd.	56,254	29,463
Youngtek Electronics Corp.	12,000	24,935
Yuanta Financial Holding Co. Ltd.	676,113	790,403
Yulon Finance Corp.	16,000	56,415
Yulon Motor Co. Ltd.	54,247	62,488
YungShin Global Holding Corp.	7,000	14,258
Zeng Hsing Industrial Co. Ltd.	2,148	7,346
Zero One Technology Co. Ltd.	9,000	32,812
Zhen Ding Technology Holding Ltd.	55,000	189,220
Zippy Technology Corp.	12,000	21,238
Zyxel Group Corp.	31,438	29,219
		40,543,218

Thailand — 1.3%
AP Thailand PCL	242,500	46,622
Bangchak Corp. PCL	73,300	68,771
Bangkok Bank PCL	56,300	240,726
Bangkok Bank PCL, NVDR	13,300	56,868
Bangkok Commercial Asset Management PCL	116,500	25,444
Bangkok Life Assurance PCL, NVDR	26,800	12,696
Banpu PCL	429,750	53,143
Berli Jucker PCL	64,800	38,072
BKI Holdings PCL	2,100	18,087
Charoen Pokphand Foods PCL	149,400	105,701
CP Axtra PCL	56,521	31,122
Energy Absolute PCL *	103,600	6,246
GFPT PCL	33,300	9,014
Kasikornbank PCL, NVDR	27,100	127,961
Kiatnakin Phatra Bank PCL	21,900	30,483
Krung Thai Bank PCL	204,575	134,039
PTT Exploration & Production PCL	76,900	259,024
PTT Global Chemical PCL	143,128	87,615
PTT PCL	826,300	762,533
Quality Houses PCL	368,100	20,042
Regional Container Lines PCL	17,100	13,545
Sansiri PCL	1,106,700	61,278
Siam Cement PCL (The)	31,500	162,787
Sri Trang Agro-Industry PCL	57,200	20,938
Sri Trang Gloves Thailand PCL	50,900	9,473
Star Petroleum Refining PCL	80,000	12,427

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Thailand (Continued)
Stecon Group PCL *	70,300	$15,894
Supalai PCL	115,700	51,606
Thai Oil PCL	78,877	65,511
Thanachart Capital PCL	17,800	25,050
TMBThanachart Bank PCL	534,672	30,920
TPI Polene PCL	676,600	17,067
TPI Polene Power PCL	179,000	11,783
WHA Corp. PCL	253,200	24,612
		2,657,100

Turkey — 0.6%
Alarko Holding AS	8,981	18,698
Albaraka Turk Katilim Bankasi AS	137,184	28,183
Arcelik AS *	3,037	9,343
Dogan Sirketler Grubu Holding AS	84,330	32,976
Dogus Otomotiv Servis ve Ticaret AS	5,901	25,817
Enka Insaat ve Sanayi AS	52,886	88,259
Eregli Demir ve Celik Fabrikalari TAS	123,498	82,688
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	72,396	43,855
KOC Holding AS	52,203	201,901
Petkim Petrokimya Holding AS *	66,430	28,712
Sekerbank Turk AS	183,608	30,388
Turk Hava Yollari AO	44,707	318,311
Turk Telekomunikasyon AS *	26,876	39,722
Turkcell Iletisim Hizmetleri AS	50,598	122,182
Turkiye Petrol Rafinerileri AS	50,270	176,750
Turkiye Sise ve Cam Fabrikalari AS	63,955	57,887
		1,305,672

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	145,289	533,272
Abu Dhabi National Hotels	397,983	53,966
Abu Dhabi Ports Co. PJSC *	54,207	60,073
Agthia Group PJSC	11,305	13,421
Ajman Bank PJSC	47,877	19,163
Amanat Holdings PJSC	45,835	13,978
Aramex PJSC *	21,960	16,683
Bank of Sharjah *	40,477	10,614
Dana Gas PJSC	486,882	97,705
Deyaar Development PJSC	130,763	35,249
Dubai Investments PJSC	188,914	131,683
Emaar Properties PJSC	303,884	1,125,312
Emirates NBD Bank PJSC	115,027	714,103
EMSTEEL Building Materials PJSC *	112,430	41,328
Ghitha Holding PJSC *	1,680	13,742
Modon Holding PSC *	40,046	37,946
Multiply Group PJSC *	133,955	87,903
National Central Cooling Co. PJSC	13,972	10,804
RAK Properties PJSC *	118,699	46,541
Ras Al Khaimah Ceramics PJSC	45,645	30,698
		3,094,184

United States — 0.1%
GCC SAB de CV	9,763	93,803
JBS NV *	1,446	20,816
TOTAL COMMON STOCKS (Identified Cost $159,411,524)		202,683,993

PREFERRED STOCKS — 0.8%
Brazil — 0.8%
Banco ABC Brasil SA, 7.347%	9,087	37,448
Banco Bradesco SA, 5.627%	100,741	312,063
Banco do Estado do Rio Grande do Sul SA, 9.459%	14,808	31,534
Cia de Ferro Ligas da Bahia Ferbasa, 7.360%	9,200	11,515
Petroleo Brasileiro SA - Petrobras, 10.921%	195,991	1,131,987
Raizen SA, 0.607%	74,020	22,479
Randon SA Implementos e Participacoes, 4.606%	9,200	15,087
		1,562,113

Colombia — 0.0%
Grupo de Inversiones Suramericana SA, 3.79%	4,895	45,053

Philippines — 0.0%
Cebu Air, Inc., 6.000% *	12,909	8,800

TOTAL PREFERRED STOCKS (Identified Cost $944,776)		1,615,966

RIGHTS AND WARRANTS — 0.0%
India — 0.0%
Infibeam Avenues Ltd. *<>	19,336	1,486

Malaysia — 0.0%
Alliance Bank Malaysia Bhd. *<>	8,611	2,004
YTL Corp. Bhd. *<>	22,360	4,355

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		7,845

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 4.020%	210,317	$210,317

Collateral For Securities On Loan — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.350%	1,995,184	1,995,184

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,205,501)		2,205,501

Total Investments — 101.4%
(Identified Cost $162,561,801)		206,513,305

Liabilities in excess of Cash and Other Assets — (1.4%)		(2,921,345)
Net Assets — 100.0%		$203,591,960

†	See Note 1
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2025 amounted to $4,774,850 or 2.35% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of June 30, 2025, the fair value of the securities on loan was $6,044,519.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

COMMON STOCKS — 99.3%
Diversified REITs — 2.3%
Alexander & Baldwin, Inc.	6,370	$113,577
Alpine Income Property Trust, Inc.	1,013	14,901
American Assets Trust, Inc.	4,156	82,081
Broadstone Net Lease, Inc.	17,587	282,271
CTO Realty Growth, Inc.	2,292	39,560
Empire State Realty Trust, Inc., Class A	11,500	93,035
Essential Properties Realty Trust, Inc.	19,181	612,066
Gladstone Commercial Corp.	3,518	50,413
Global Net Lease, Inc.	20,205	152,548
Modiv Industrial, Inc. @	764	10,757
One Liberty Properties, Inc.	1,495	35,671
WP Carey, Inc.	20,388	1,271,803
		2,758,683

Health Care REITs — 11.6%
Alexandria Real Estate Equities, Inc.	14,530	1,055,314
American Healthcare REIT, Inc.	3,198	117,494
CareTrust REIT, Inc.	18,054	552,452
Community Healthcare Trust, Inc.	2,728	45,367
Diversified Healthcare Trust	9,600	34,368
Global Medical REIT, Inc.	5,127	35,530
Healthcare Realty Trust, Inc.	31,194	494,737
Healthpeak Properties, Inc.	63,793	1,117,015
LTC Properties, Inc.	3,972	137,471
Medical Properties Trust, Inc. @	50,086	215,871
National Health Investors, Inc.	4,395	308,177
Omega Healthcare Investors, Inc.	24,829	909,983
Sabra Health Care REIT, Inc.	21,315	393,049
Sila Realty Trust, Inc.	1,846	43,695
Universal Health Realty Income Trust	1,361	54,399
Ventas, Inc.	43,451	2,743,931
Welltower, Inc.	35,826	5,507,531
		13,766,384

Hotel & Resort REITs — 2.3%
Apple Hospitality REIT, Inc.	19,108	222,990
Chatham Lodging Trust	5,496	38,307
DiamondRock Hospitality Co.	15,945	122,139
Host Hotels & Resorts, Inc.	68,688	1,055,048
Park Hotels & Resorts, Inc.	17,492	178,943
Pebblebrook Hotel Trust	9,868	98,581
RLJ Lodging Trust	10,992	80,022
Ryman Hospitality Properties, Inc.	5,706	563,011
Service Properties Trust	13,346	31,897
Summit Hotel Properties, Inc.	10,209	51,964
Sunstone Hotel Investors, Inc.	19,666	170,701
Xenia Hotels & Resorts, Inc.	9,259	116,385
		2,729,988

Industrial REITs — 10.6%
Americold Realty Trust, Inc.	26,726	444,453
EastGroup Properties, Inc.	4,545	759,560
First Industrial Realty Trust, Inc.	11,460	551,570
Industrial Logistics Properties Trust	5,224	23,769
Innovative Industrial Properties, Inc.	2,731	150,806
LXP Industrial Trust	28,188	232,833
Plymouth Industrial REIT, Inc.	4,195	67,372
Prologis, Inc.	79,245	8,330,234
Rexford Industrial Realty, Inc.	22,254	791,575
STAG Industrial, Inc.	18,420	668,278
Terreno Realty Corp.	9,837	551,561
		12,572,011

Office REITs — 3.5%
Brandywine Realty Trust	17,779	76,272
BXP, Inc.	13,815	932,098
City Office REIT, Inc.	5,176	27,640
COPT Defense Properties	10,197	281,233
Cousins Properties, Inc.	15,828	475,315
Douglas Emmett, Inc.	15,452	232,398
Easterly Government Properties, Inc.	3,870	85,914
Highwoods Properties, Inc.	9,799	304,651
JBG SMITH Properties @	6,335	109,595
Kilroy Realty Corp.	9,917	340,252
NET Lease Office Properties @*	1,572	51,169
Paramount Group, Inc. *	17,848	108,873
Peakstone Realty Trust	1,614	21,321
Piedmont Realty Trust, Inc.	10,998	80,175
Postal Realty Trust, Inc., Class A	1,457	21,462
SL Green Realty Corp.	6,778	419,558
Vornado Realty Trust	15,882	607,328
		4,175,254

Residential REITs — 14.2%
American Homes 4 Rent, Class A	33,305	1,201,311
Apartment Investment & Management Co., Class A	13,399	115,901
AvalonBay Communities, Inc.	12,710	2,586,485
Bluerock Homes Trust, Inc.	412	5,158
BRT Apartments Corp.	400	6,256
Camden Property Trust	9,247	1,042,045
Centerspace	1,534	92,332
Clipper Realty, Inc. @	1,167	4,283
Elme Communities	7,318	116,356
Equity LifeStyle Properties, Inc.	15,721	969,514
Equity Residential	33,819	2,282,444
Essex Property Trust, Inc.	5,600	1,587,040
Independence Realty Trust, Inc.	21,679	383,502
Invitation Homes, Inc.	58,813	1,929,067
Mid-America Apartment Communities, Inc.	10,132	1,499,637
NexPoint Residential Trust, Inc.	2,313	77,069
Sun Communities, Inc.	11,398	1,441,733
UDR, Inc.	30,795	1,257,360
UMH Properties, Inc.	7,290	122,399
Veris Residential, Inc.	7,019	104,513
		16,824,405

Retail REITs — 15.6%
Acadia Realty Trust	11,503	213,611
Agree Realty Corp.	10,301	752,591
Alexander’s, Inc.	303	68,272
Brixmor Property Group, Inc.	28,480	741,619
CBL & Associates Properties, Inc.	1,387	35,216
Curbline Properties Corp.	9,588	218,894

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025 (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Retail REITs (Continued)
Federal Realty Investment Trust	7,572	$719,264
Getty Realty Corp.	4,639	128,222
InvenTrust Properties Corp.	6,885	188,649
Kimco Realty Corp.	67,586	1,420,658
Kite Realty Group Trust	20,516	464,687
Macerich Co. (The)	22,929	370,991
NETSTREIT Corp.	6,691	113,279
NNN REIT, Inc.	18,414	795,117
Phillips Edison & Co., Inc.	12,315	431,394
Realty Income Corp.	81,823	4,713,823
Regency Centers Corp.	17,440	1,242,251
Saul Centers, Inc.	1,365	46,601
Simon Property Group, Inc.	31,957	5,137,407
SITE Centers Corp.	4,794	54,220
Tanger, Inc.	10,913	333,720
Urban Edge Properties	12,150	226,719
Whitestone REIT	4,776	59,605
		18,476,810

Specialized REITs — 39.2%
American Tower Corp.	44,923	9,928,881
Crown Castle, Inc.	39,701	4,078,484
CubeSmart	19,730	838,525
Digital Realty Trust, Inc.	30,600	5,334,498
EPR Properties	7,659	446,213
Equinix, Inc.	8,988	7,149,684
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	19,223	2,834,239
Four Corners Property Trust, Inc. @	9,280	249,725
Gaming & Leisure Properties, Inc.	26,141	1,220,262
Global Self Storage, Inc.	997	5,324
Iron Mountain, Inc.	28,957	2,970,120
Lamar Advertising Co., Class A	8,889	1,078,769
National Storage Affiliates Trust	7,272	232,631
Outfront Media, Inc.	13,931	227,354
Public Storage	14,236	4,177,127
SBA Communications Corp.	10,655	2,502,220
Uniti Group, Inc. *	20,375	88,020
VICI Properties, Inc.	99,056	3,229,226
		46,591,302
TOTAL COMMON STOCKS (Identified Cost $68,295,899)		117,894,837

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 4.020%	426,821	426,821

Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 4.350%	553,154	553,154

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $979,975)		979,975

Total Investments — 100.1%
(Identified Cost $69,275,874)		118,874,812
Liabilities in excess of Cash and Other Assets — (0.1%)		(150,093)

Net Assets — 100.0%		$118,724,719

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2025, the fair value of the securities on loan was $622,511.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2025

	SHARES	VALUE†

MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	125,288	$1,420,767
SA Global Fixed Income Fund €	351,075	3,135,097
SA International Value Fund €	272,585	4,279,589
SA Real Estate Securities Fund €	54,428	619,394
SA U.S. Core Market Fund €	94,149	3,570,139
SA U.S. Fixed Income Fund €	326,514	3,147,593
SA U.S. Small Company Fund €	48,346	1,417,516
SA U.S. Value Fund €	156,601	3,567,368
		21,157,463
TOTAL MUTUAL FUNDS (Identified Cost $17,224,951)		21,157,463

Total Investments — 100.0%
(Identified Cost $17,224,951)		21,157,463
Liabilities in excess of Cash and Other Assets — 0.0%		(8,758)
Net Assets — 100.0%		$21,148,705

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2025

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$448,476,652	$550,221,553	$669,300,993
Investments in affiliated securities, at value	—	—	—
Cash	—	8,996	172,363
Foreign currency, at value	—	743,571	—
Receivable for investments sold	—	—	35,265
Dividends and interest receivable	3,502,193	3,083,276	304,540
Receivable for fund shares sold	901,422	1,024,873	704,947
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	930,027	—
Receivable from the Adviser (Note 2)	9,833	—	5,154
Receivable for tax reclaims	—	—	—
Prepaid expenses	25,895	30,439	28,760
Other assets	—	—	686
Total Assets	452,915,995	556,042,735	670,552,708

LIABILITIES
Payable for investments purchased	—	—	—
Payable for fund shares redeemed	157,637	162,966	327,599
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	2,351,750	127,824
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	9,893,647	—
Advisory fee payable (Note 2)	55,520	111,497	214,684
Sub-Advisory fee payable (Note 2)	11,104	13,380	16,101
Sub-Administration fee payable (Note 2)	20,782	25,573	31,914
Custody and accounting fees payable	16,247	24,528	29,825
Shareholder servicing fee payable (Note 2)	55,520	66,898	80,506
Transfer agent fee payable	9,480	10,354	11,974
Professional fees payable	31,572	43,226	25,457
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	26,387	49,392	49,444
Total Liabilities	384,249	12,753,211	915,328
NET ASSETS	$452,531,746	$543,289,524	$669,637,380

NET ASSETS CONSIST OF:
Paid-in capital	$480,352,900	$596,040,380	$109,405,651
Total distributable earnings (loss)(2)	(27,821,154)	(52,750,856)	560,231,729

NET ASSETS	$452,531,746	$543,289,524	$669,637,380
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	46,964,725	60,813,503	17,657,555
Net asset value per share	$9.64	$8.93	$37.92
Identified cost of unaffiliated investments	$445,165,955	$537,138,859	$111,046,634
Identified cost of affiliated investments	$—	$—	$—
Cost of foreign currency	$—	$734,663	$—
(1) Including securities on loan, at value (see Note 1)	$—	$2,671,094	$3,112,949
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund	SA Worldwide Moderate Growth Fund

$523,294,578	$297,389,080	$602,789,241	$271,650,759	$206,513,305	$118,874,812	$—
—	—	—	—	—	—	21,157,463
101,538	84,674	36,994	—	6,469	21,361	—
—	—	1,934,697	—	671,491	—	—
399,248	—	515,025	81,000	327,376	—	3,640
376,175	170,416	1,131,276	—	1,171,704	484,583	—
639,497	381,251	440,140	211,200	222,846	155,183	—
—	—	—	—	—	—	—
—	—	—	—	32,452	10,291	17,964
—	—	3,206,297	—	13,191	—	—
27,459	25,811	28,351	25,541	20,625	20,310	26,817
—	—	—	—	—	7,426	—
524,838,495	298,051,232	610,082,021	271,968,500	208,979,459	119,573,966	21,205,884

129,778	—	—	—	141,652	85,886	—
133,364	93,278	501,781	185,205	98,629	76,668	3,640
—	—	—	80,941	—	—	—
112,984	2,004,203	32,039,504	—	1,995,184	553,154	—
—	—	—	—	—	—	—
168,397	95,351	210,905	54,548	74,107	34,358	—
42,099	47,675	93,736	—	59,285	9,817	—
25,047	15,057	23,560	10,628	8,525	6,111	961
18,229	20,656	36,396	6,575	88,806	10,553	6,327
63,149	35,757	70,302	32,729	24,702	14,725	—
11,340	11,093	11,467	10,848	10,042	9,928	298
25,457	25,457	50,173	25,558	125,938	27,957	25,058
—	—	—	—	2,739,769	—	—
40,862	26,418	38,894	16,711	20,860	20,090	20,895
770,706	2,374,945	33,076,718	423,743	5,387,499	849,247	57,179
$524,067,789	$295,676,287	$577,005,303	$271,544,757	$203,591,960	$118,724,719	$21,148,705

$291,547,225	$148,348,984	$380,055,881	$128,381,448	$172,522,517	$68,724,333	$16,700,544
232,520,564	147,327,303	196,949,422	143,163,309	31,069,443	50,000,386	4,448,161

$524,067,789	$295,676,287	$577,005,303	$271,544,757	$203,591,960	$118,724,719	$21,148,705

23,001,567	10,083,595	36,758,917	11,127,146	17,952,016	10,430,744	1,725,651
$22.78	$29.32	$15.70	$24.40	$11.34	$11.38	$12.26
$299,935,690	$147,065,312	$420,285,561	$115,484,961	$162,561,801	$69,275,874	$—
$—	$—	$—	$—	$—	$—	$17,224,951
$—	$—	$1,914,628	$—	$670,325	$—	$—
$3,474,943	$19,174,877	$87,020,911	$—	$6,044,519	$622,511	$—
$—	$—	$—	$—	$2,739,769	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2025

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$8,838,206
Affiliated dividends	—	—	—
Interest(1)	22,672,653	25,573,912	42,218
Non-cash dividends	—	—	—
Other income	—	621	3,933
Taxes withheld	—	—	(1,648)
Total Income	22,672,653	25,574,533	8,882,709
Expenses:
Advisory fees (Note 2)	705,938	1,445,230	2,710,045
Shareholder Servicing fees (Note 2)	705,938	867,138	1,016,267
Sub-Advisory fees (Note 2)	141,188	173,428	194,767
Sub-Administration fees (Note 2)	81,392	100,410	122,563
Trustees’ fees and expenses (Note 2)	40,455	40,455	40,455
Custody and accounting fees	64,089	92,975	112,570
Transfer agent fees	66,566	71,506	85,459
Professional fees *	54,225	73,201	42,792
Registration fees	24,582	20,782	21,984
Shareholders report printing expenses	41,375	43,039	44,575
Insurance expenses	—	—	—
Other expenses **	28,021	33,709	155,978
Total expenses before waivers and reimbursements:	1,953,769	2,961,873	4,547,455
Less: Fee waiver by the Adviser (Note 2)	(71,267)	—	(18,210)
Net expenses	1,882,502	2,961,873	4,529,245
Net investment income	20,790,151	22,612,660	4,353,464
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)^	1,705,730	2,055,636	80,819,140
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(1,203,528)	—
Foreign currency transactions	—	163,030	—
Capital gain distributions from underlying funds	—	—	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	4,656,750	16,700,399	(1,870,516)
Investments in affiliates	—	—	—
Forward foreign currency exchange contracts	—	(8,398,409)	—
Foreign currency transactions	—	78,264	—
Net realized and unrealized gain on investments and foreign currency transactions and translation	6,362,480	9,395,392	78,948,624
Net increase in net assets resulting from operations	$27,152,631	$32,008,052	$83,302,088
(1) Interest income includes security lending income of:	$—	$25,187	$13,662
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—

*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**	Other expenses include, but are not limited to, fees associated with insurance and printing services and ReFlow.
^	For the year ended June 30, 2025, the SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA Real Estate Securities Fund had redemptions-in-kind of securities in the amount of $77,064,264, $50,291,207, $28,467,358, $17,476,902 and $10,550,978 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $71,172,826, $36,914,686 $22,247,308, $9,208,791 and $8,619,323, respectively, which will not be realized by the Funds for tax purposes.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA Emerging	SA Real Estate	SA Worldwide
Value	Small Company	Value	Small Company	Markets Value	Securities	Moderate
Fund	Fund	Fund	Fund	Fund	Fund	Growth Fund

$12,857,211	$4,321,149	$24,688,609	$9,107,613	$8,861,595	$3,839,071	$—
—	—	—	—	—	—	606,056
47,337	41,828	335,274	—	73,602	13,899	—
—	—	—	—	—	220,327	—
42,272	66,907	115	—	20	6,034	—
(618)	(4,961)	(2,459,651)	—	(1,125,792)	—	—
12,946,202	4,424,923	22,564,347	9,107,613	7,809,425	4,079,331	606,056

2,183,649	1,240,169	2,480,531	631,768	898,220	449,813	—
818,868	465,063	826,844	379,061	299,406	192,777	—
545,912	620,084	1,102,458	—	718,575	128,518	—
98,478	57,530	96,284	43,003	34,681	24,374	3,775
40,455	40,455	40,455	40,455	40,455	40,455	40,455
71,846	80,412	150,310	25,385	341,391	41,801	24,837
80,636	78,784	81,276	76,712	71,369	70,181	3,123
42,713	42,868	45,262	42,713	75,951	48,086	44,494
20,313	18,954	20,324	18,726	22,356	20,617	21,613
40,234	45,356	41,485	43,987	41,821	37,781	26,397
—	—	—	—	—	—	8,096
113,239	76,302	105,334	27,871	121,871	44,768	17,566
4,056,343	2,765,977	4,990,563	1,329,681	2,666,096	1,099,171	190,356
—	—	—	—	(590,210)	(114,589)	(190,356)
4,056,343	2,765,977	4,990,563	1,329,681	2,075,886	984,582	—
8,889,859	1,658,946	17,573,784	7,777,932	5,733,539	3,094,749	606,056

48,265,461	20,372,606	25,129,760	9,492,777	3,699,201	9,435,267	—
—	—	—	—	—	—	715,945
—	—	2,149	—	(402)	—	—
—	—	76,267	—	37,730	—	—
—	—	—	—	—	—	34,149

(12,453,851)	2,220,128	69,385,381	36,122,872	9,661,346	(2,098,657)	—
—	—	—	—	—	—	1,002,505
—	—	—	—	—	—	—
—	—	308,075	—	17,964	—	—
35,811,610	22,592,734	94,901,632	45,615,649	13,415,839	7,336,610	1,752,599
$44,701,469	$24,251,680	$112,475,416	$53,393,581	$19,149,378	$10,431,359	$2,358,655
$2,441	$29,674	$305,859	$—	$61,242	$948	$—
$—	$—	$—	$—	$348,598	$—	$—
$—	$—	$—	$—	$80,070	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$20,790,151	$20,664,071
Net realized gain (loss) on investments and foreign currency transactions	1,705,730	(541,864)
Net increase (decrease) in unrealized appreciation (depreciation)	4,656,750	3,122,347
Net increase (decrease) in net assets from operations	27,152,631	23,244,554
Distributions to shareholders:	(20,812,291)	(21,020,646)

Capital share transactions
Proceeds from sale of shares	56,140,618	113,250,771
Value of distributions reinvested	20,611,018	20,737,460
Cost of shares redeemed	(98,100,688)	(75,205,828)
Total capital share transactions	(21,349,052)	58,782,403
Total increase (decrease) in net assets	(15,008,712)	61,006,311

NET ASSETS
Beginning of year	$467,540,458	$406,534,147
End of year	$452,531,746	$467,540,458

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,849,368	11,888,797
Shares issued for distributions reinvested	2,152,226	2,183,411
Shares redeemed	(10,197,270)	(7,876,344)
Net increase (decrease) in fund shares	(2,195,676)	6,195,864

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

$22,612,660	$24,976,925	$4,353,464	$5,278,704
1,015,138	13,563,990	80,819,140	68,274,335
8,380,254	(7,354,695)	(1,870,516)	64,135,545
32,008,052	31,186,220	83,302,088	137,688,584
(26,273,786)	(7,999,993)	(4,719,534)	(5,568,395)

51,026,458	57,181,206	124,573,213	115,643,405
26,011,346	7,903,805	4,568,228	5,392,211
(124,697,528)	(176,513,811)	(226,441,644)	(205,676,471)
(47,659,724)	(111,428,800)	(97,300,203)	(84,640,855)
(41,925,458)	(88,242,573)	(18,717,649)	47,479,334

$585,214,982	$673,457,555	$688,355,029	$640,875,695
$543,289,524	$585,214,982	$669,637,380	$688,355,029

5,769,579	6,542,373	3,508,498	3,883,930
2,967,649	896,123	126,895	183,284
(14,101,481)	(20,322,712)	(6,373,431)	(6,883,284)
(5,364,253)	(12,884,216)	(2,738,038)	(2,816,070)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,889,859	$8,852,271
Net realized gain (loss) on investments and foreign currency transactions	48,265,461	40,878,399
Net increase (decrease) in unrealized appreciation (depreciation)	(12,453,851)	29,723,357
Net increase (decrease) in net assets from operations	44,701,469	79,454,027
Distributions to shareholders:	(13,673,954)	(8,913,929)

Capital share transactions
Proceeds from sale of shares	90,630,311	81,107,589
Value of distributions reinvested	13,404,585	8,705,450
Cost of shares redeemed	(157,651,926)	(133,893,450)
Total capital share transactions	(53,617,030)	(44,080,411)
Total increase (decrease) in net assets	(22,589,515)	26,459,687

NET ASSETS
Beginning of year	$546,657,304	$520,197,617
End of year	$524,067,789	$546,657,304

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	4,073,130	4,027,124
Shares issued for distributions reinvested	622,600	438,341
Shares redeemed	(7,089,915)	(6,623,520)
Net decrease in fund shares	(2,394,185)	(2,158,055)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

$1,658,946	$1,683,980	$17,573,784	$17,447,823
20,372,606	23,141,832	25,208,176	17,268,559
2,220,128	8,540,338	69,693,456	30,206,810
24,251,680	33,366,150	112,475,416	64,923,192
(921,691)	(11,191,018)	(18,017,604)	(18,494,533)

51,383,968	45,969,264	56,764,387	54,729,582
902,470	10,947,235	17,706,429	18,066,374
(88,472,801)	(76,159,280)	(137,413,109)	(119,158,469)
(36,186,363)	(19,242,781)	(62,942,293)	(46,362,513)
(12,856,374)	2,932,351	31,515,519	66,146

$308,532,661	$305,600,310	$545,489,784	$545,423,638
$295,676,287	$308,532,661	$577,005,303	$545,489,784

1,784,776	1,767,069	4,116,439	4,270,468
30,749	414,825	1,393,110	1,453,449
(3,063,338)	(2,914,439)	(9,813,938)	(9,327,226)
(1,247,813)	(732,545)	(4,304,389)	(3,603,309)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,777,932	$5,888,135
Net realized gain (loss) on investments and foreign currency transactions	9,492,777	3,399,203
Net increase (decrease) in unrealized appreciation (depreciation)	36,122,872	14,069,593
Net increase (decrease) in net assets from operations	53,393,581	23,356,931
Distributions to shareholders:	(9,214,208)	(8,184,779)

Capital share transactions
Proceeds from sale of shares	15,417,654	17,674,837
Value of distributions reinvested	9,084,724	8,027,729
Cost of shares redeemed	(47,003,271)	(37,799,767)
Total capital share transactions	(22,500,893)	(12,097,201)
Total increase (decrease) in net assets	21,678,480	3,074,951

NET ASSETS
Beginning of year	$249,866,277	$246,791,326
End of year	$271,544,757	$249,866,277

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	728,036	898,013
Shares issued for distributions reinvested	461,388	406,262
Shares redeemed	(2,189,324)	(1,910,719)
Net decrease in fund shares	(999,900)	(606,444)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

$5,733,539	$5,354,015	$3,094,749	$3,330,874
3,736,529	1,868,518	9,435,267	3,774,553
9,679,310	23,430,961	(2,098,657)	(313,435)
19,149,378	30,653,494	10,431,359	6,791,992
(8,149,574)	(7,748,185)	(3,936,900)	(3,892,573)

20,612,123	19,642,448	22,041,007	20,024,138
8,058,865	7,626,258	3,882,870	3,818,314
(43,898,238)	(32,437,930)	(37,691,123)	(27,899,113)
(15,227,250)	(5,169,224)	(11,767,246)	(4,056,661)
(4,227,446)	17,736,085	(5,272,787)	(1,157,242)

$207,819,406	$190,083,321	$123,997,506	$125,154,748
$203,591,960	$207,819,406	$118,724,719	$123,997,506

1,958,110	1,990,590	1,893,259	1,916,538
796,330	796,060	348,552	348,386
(4,189,209)	(3,273,339)	(3,243,302)	(2,654,387)
(1,434,769)	(486,689)	(1,001,491)	(389,463)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$606,056	$509,936
Net realized gain (loss) on investments and foreign currency transactions	750,094	536,860
Net increase (decrease) in unrealized appreciation (depreciation)	1,002,505	1,655,169
Net increase (decrease) in net assets from operations	2,358,655	2,701,965
Distributions to shareholders	(1,336,819)	(922,426)

Capital share transactions
Proceeds from sale of shares	1,829,917	2,621,268
Value of distributions reinvested	1,331,288	919,357
Cost of shares redeemed	(4,956,668)	(5,666,665)
Total capital share transactions	(1,795,463)	(2,126,040)
Total increase (decrease) in net assets	(773,627)	(346,501)

NET ASSETS
Beginning of year	$21,922,332	$22,268,833
End of year	$21,148,705	$21,922,332

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	153,517	236,147
Shares issued for distributions reinvested	116,985	83,426
Shares redeemed	(418,113)	(508,686)
Net decrease in fund shares	(147,611)	(189,113)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$9.51		$9.46		$9.54		$10.12	$10.17

Income from investment operations:
Net investment income (loss)	0.42	(1)	0.44	(1)	0.23	(1)	0.01 (1)	(0.02	)(1)(2)
Net realized and unrealized gain (loss) on investments	0.14		0.05		(0.08)		(0.58)	(0.03	)(2)
Total from investment operations	0.56		0.49		0.15		(0.57)	(0.05)

Less distributions from:
Net investment income	(0.43)		(0.44)		(0.23)		(0.01)	(0.00	)(3)

Net asset value, end of period	$9.64		$9.51		$9.46		$9.54	$10.12

Total return	6.01%		5.27%		1.65%		(5.63)%	(0.48)%
Net assets, end of period (000s)	$452,532		$467,540		$406,534		$52,715	$68,818
Ratio of net expenses to average net assets	0.40%		0.40%		0.41%		0.63%	0.64%
Ratio of gross expenses to average net assets	0.42	%(4)	0.42	%(4)	0.44	%(4)	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	4.42%		4.57%		2.46%		0.10%	(0.15)%
Portfolio turnover rate	69%		154%		29%		203%	113%

(1)	Calculated based on average shares outstanding during the year.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Amount rounds to less than $(0.005) per share.

(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.84	$8.52	$8.71	$9.44	$9.42

Income from investment operations:
Net investment income (loss)	0.35 (1)	0.36 (1)	0.17 (1)	0.03 (1)	(0.03	)(1)
Net realized and unrealized gain (loss) on investments	0.14	0.08	(0.08)	(0.74)	0.05
Total from investment operations	0.49	0.44	0.09	(0.71)	0.02

Less distributions from:
Net investment income	(0.40)	(0.12)	(0.28)	(0.02)	—

Net asset value, end of period	$8.93	$8.84	$8.52	$8.71	$9.44

Total return	5.67%	5.19%	1.06%	(7.50)%	0.21%
Net assets, end of period (000s)	$543,290	$585,215	$673,458	$80,670	$88,378
Ratio of net expenses to average net assets	0.51%	0.52%	0.52%	0.71%	0.73%
Ratio of gross expenses to average net assets	0.51%	0.52%	0.52%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets	3.91%	4.10%	2.01%	0.37%	(0.30)%
Portfolio turnover rate	77%	182%	97%	103%	111%

(1)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$33.75		$27.61		$24.52		$30.22	$23.37

Income from investment operations:
Net investment income	0.23	(1)	0.24	(1)	0.24	(1)	0.14 (1)	0.14 (1)
Net realized and unrealized gain (loss) on investments	4.19		6.15		4.23		(3.46)	8.87
Total from investment operations	4.42		6.39		4.47		(3.32)	9.01

Less distributions from:
Net investment income	(0.25)		(0.25)		(0.22)		(0.11)	(0.22)
Capital gains	—		—		(1.16)		(2.27)	(1.94)
Total distributions	(0.25)		(0.25)		(1.38)		(2.38)	(2.16)

Net asset value, end of period	$37.92		$33.75		$27.61		$24.52	$30.22

Total return	13.13%		23.29%		19.19%		(12.44)%	39.94%
Net assets, end of period (000s)	$669,637		$688,355		$640,876		$77,555	$106,102
Ratio of net expenses to average net assets	0.67	%(2)	0.67	%(2)	0.68	%(2)	0.86%	0.87%
Ratio of gross expenses to average net assets	0.67	%(3)(4)	0.68	%(3)(4)	0.69	%(3)(4)	0.86%	0.87%
Ratio of net investment income to average net assets	0.64%		0.81%		0.94%		0.48%	0.53%
Portfolio turnover rate	1%		1%		3%		9%	1%

(1)	Calculated based on average shares outstanding during the year.

(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.65%

Year ended June 30, 2024 0.65%

Year ended June 30, 2023 0.66%

(3)	Gross expenses before waivers of expenses.

(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.65%

Year ended June 30, 2024 0.66%

Year ended June 30, 2023 0.68%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$21.53		$18.88		$18.28		$20.71	$14.10

Income from investment operations:
Net investment income	0.36	(1)	0.33	(1)	0.32	(1)	0.26 (1)	0.21 (1)
Net realized and unrealized gain (loss) on investments	1.45		2.66		1.67		(1.80)	6.66
Total from investment operations	1.81		2.99		1.99		(1.54)	6.87

Less distributions from:
Net investment income	(0.36)		(0.34)		(0.33)		(0.22)	(0.26)
Capital gains	(0.20)		—		(1.06)		(0.67)	—
Total distributions	(0.56)		(0.34)		(1.39)		(0.89)	(0.26)

Net asset value, end of period	$22.78		$21.53		$18.88		$18.28	$20.71

Total return	8.58%		15.96%		11.31%		(7.88)%	49.17%
Net assets, end of period (000s)	$524,068		$546,657		$520,198		$59,594	$80,613
Ratio of net expenses to average net assets	0.74	%(2)	0.74	%(2)	0.77	%(2)	0.94%	0.95%
Ratio of gross expenses to average net assets	0.74	%(3)	0.74	%(3)	0.77	%(3)	0.94%	0.95%
Ratio of net investment income to average net assets	1.63%		1.66%		1.72%		1.26%	1.24%
Portfolio turnover rate	11%		6%		5%		10%	5%

(1)	Calculated based on average shares outstanding during the year.
(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.73%

Year ended June 30, 2024 0.73%

Year ended June 30, 2023 0.75%

(3)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.73%

Year ended June 30, 2024 0.73%

Year ended June 30, 2023 0.75%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$27.23		$25.33		$22.68		$33.74	$21.77

Income from investment operations:
Net investment income	0.15	(1)	0.14	(1)	0.15	(1)	0.09 (1)	0.06 (1)
Net realized and unrealized gain (loss) on investments	2.03		2.72		3.25		(4.02)	12.60
Total from investment operations	2.18		2.86		3.40		(3.93)	12.66

Less distributions from:
Net investment income	(0.09)		(0.14)		(0.12)		(0.07)	(0.06)
Capital gains	—		(0.82)		(0.63)		(7.06)	(0.63)
Total distributions	(0.09)		(0.96)		(0.75)		(7.13)	(0.69)

Net asset value, end of period	$29.32		$27.23		$25.33		$22.68	$33.74

Total return	7.99%		11.43%		15.29%		(15.24)%	58.84%
Net assets, end of period (000s)	$295,676		$308,533		$305,600		$34,945	$59,623
Ratio of net expenses to average net assets	0.89	%(2)	0.89	%(2)	0.91	%(2)	1.09%	1.14%
Ratio of gross expenses to average net assets	0.89	%(4)	0.89	%(3)(4)	0.91	%(3)(4)	1.09%	1.14%
Ratio of net investment income to average net assets	0.54%		0.55%		0.60%		0.31%	0.20%
Portfolio turnover rate	3%		7%		8%		7%	7%

(1)	Calculated based on average shares outstanding during the year.

(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.88%

Year ended June 30, 2024 0.88%

Year ended June 30, 2023 0.90%

(3)	Gross expenses before waivers of expenses.

(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.88%

Year ended June 30, 2024 0.88%

Year ended June 30, 2023 0.90%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$13.28		$12.21		$10.86		$12.25	$8.71

Income from investment operations:
Net investment income	0.44	(1)	0.41	(1)	0.41	(1)	0.41 (1)	0.28 (1)
Net realized and unrealized gain (loss) on investments	2.44		1.10		1.39		(1.43)	3.48
Total from investment operations	2.88		1.51		1.80		(1.02)	3.76

Less distributions from:
Net investment income	(0.46)		(0.44)		(0.45)		(0.37)	(0.22)

Net asset value, end of period	$15.70		$13.28		$12.21		$10.86	$12.25

Total return	22.47%		12.57%		17.05%		(8.57)%	43.64%
Net assets, end of period (000s)	$577,005		$545,490		$545,424		$56,827	$80,507
Ratio of net expenses to average net assets	0.91	%(2)	0.90	%(2)	0.91	%(2)	1.11%	1.11%
Ratio of gross expenses to average net assets	0.91	%(4)	0.91	%(3)(4)	0.93	%(3)(4)	1.11%	1.11%
Ratio of net investment income to average net assets	3.19%		3.20%		3.63%		3.36%	2.64%
Portfolio turnover rate	9%		12%		11%		12%	9%

(1)	Calculated based on average shares outstanding during the year.

(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.90%

Year ended June 30, 2024 0.90%

Year ended June 30, 2023 0.91%

(3)	Gross expenses before waivers of expenses.

(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.90%

Year ended June 30, 2024 0.91%

Year ended June 30, 2023 0.92%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
	2025	2024	2023		2022	2021
Net asset value, beginning of period	$20.60	$19.38	$18.39		$24.44	$17.32

Income from investment operations:
Net investment income	0.66 (1)	0.47 (1)	0.45	(1)	0.44 (1)	0.24	(1)
Net realized and unrealized gain (loss) on investments	3.93	1.41	1.64		(5.16)	7.31
Total from investment operations	4.59	1.88	2.09		(4.72)	7.55

Less distributions from:
Net investment income	(0.59)	(0.51)	(0.33)		(0.57)	(0.24)
Capital gains	(0.20)	(0.15)	(0.77)		(0.76)	(0.19)
Total distributions	(0.79)	(0.66)	(1.10)		(1.33)	(0.43)

Net asset value, end of period	$24.40	$20.60	$19.38		$18.39	$24.44

Total return	23.19%	9.86%	11.85%		(20.33)%	43.94%
Net assets, end of period (000s)	$271,545	$249,866	$246,791		$26,761	$43,416
Ratio of net expenses to average net assets†	0.53%	0.52%	0.55%		0.74%	0.75%
Ratio of gross expenses to average net assets†	0.53%	0.52%	0.55	%(2)	0.74%	0.75	%(2)
Ratio of net investment income to average net assets†(3)	3.08%	2.39%	2.43%		1.92%	1.11%
Portfolio turnover rate(4)	4%	4%	7%		8%	2%

†	The DFA International Small Company Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.

(1)	Calculated based on average shares outstanding during the year.

(2)	Gross expenses before waivers of expenses.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Financial statements and other information about the DFA Portfolio are available at https://www.dimensional.com.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.72	$9.56	$9.20	$11.15	$7.75

Income from investment operations:
Net investment income	0.30 (1)	0.27 (1)	0.35 (1)	0.32 (1)	0.17 (1)
Net realized and unrealized gain (loss) on investments	0.76	1.29	0.32	(1.97)	3.40
Total from investment operations	1.06	1.56	0.67	(1.65)	3.57

Less distributions from:
Net investment income	(0.44)	(0.40)	(0.31)	(0.30)	(0.17)

Net asset value, end of period	$11.34	$10.72	$9.56	$9.20	$11.15

Total return	10.33%	16.83%	7.72%	(15.07)%	46.51%
Net assets, end of period (000s)	$203,592	$207,819	$190,083	$17,439	$24,222
Ratio of net expenses to average net assets	1.04%	1.04%	1.05%	1.24%	1.32%
Ratio of gross expenses to average net assets(2)	1.34%	1.34%	1.34%	1.54%	1.61%
Ratio of net investment income to average net assets	2.87%	2.75%	3.82%	3.05%	1.83%
Portfolio turnover rate	17%	13%	12%	19%	22%

(1)	Calculated based on average shares outstanding during the year.

(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$10.85		$10.59		$12.00		$13.95	$11.02

Income from investment operations:
Net investment income	0.28	(1)	0.29	(1)	0.29	(1)	0.15 (1)	0.17 (1)
Net realized and unrealized gain (loss) on investments	0.61		0.31		(0.91)		(0.85)	3.20
Total from investment operations	0.89		0.60		(0.62)		(0.70)	3.37

Less distributions from:
Net investment income	(0.32)		(0.30)		(0.19)		(0.13)	(0.29)
Capital gains	(0.04)		(0.04)		(0.60)		(1.12)	(0.15)
Total distributions	(0.36)		(0.34)		(0.79)		(1.25)	(0.44)

Net asset value, end of period	$11.38		$10.85		$10.59		$12.00	$13.95

Total return	8.29%		5.61%		(4.95)%		(6.51)%	31.57%
Net assets, end of period (000s)	$118,725		$123,998		$125,155		$15,527	$23,828
Ratio of net expenses to average net assets	0.77	%(2)	0.76	%(2)	0.77	%(2)	0.95%	0.95%
Ratio of gross expenses to average net assets(3)	0.86	%(4)	0.86	%(4)	0.87	%(4)	1.02%	1.05%
Ratio of net investment income to average net assets	2.41%		2.73%		2.67%		1.04%	1.44%
Portfolio turnover rate	5%		2%		2%		2%	4%

(1)	Calculated based on average shares outstanding during the year.

(2)	The ratio of net expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.75%

Year ended June 30, 2024 0.75%

Year ended June 30, 2023 0.76%

(3)	Gross expenses before waivers of expenses.

(4)	The ratio of gross expenses to average net assets excluding ReFlow liquidity program fee were as follows:

Year ended June 30, 2025 0.84%

Year ended June 30, 2024 0.85%

Year ended June 30, 2023 0.86%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.70	$10.80	$10.59	$12.16	$9.54

Income from investment operations:
Net investment income	0.33 (1)	0.26 (1)	0.26 (1)	0.16 (1)	0.14 (1)
Net realized and unrealized gain (loss) on investments	0.98	1.11	0.79	(1.19)	3.01
Total from investment operations	1.31	1.37	1.05	(1.03)	3.15

Less distributions from:
Net investment income	(0.38)	(0.21)	(0.27)	(0.16)	(0.20)
Capital gains	(0.37)	(0.26)	(0.57)	(0.38)	(0.33)
Total distributions	(0.75)	(0.47)	(0.84)	(0.54)	(0.53)

Net asset value, end of period	$12.26	$11.70	$10.80	$10.59	$12.16

Total return	11.69%	12.87%	10.57%	(8.97)%	33.71%
Net assets, end of period (000s)	$21,149	$21,922	$22,269	$23,172	$27,169
Ratio of net expenses to average net assets(2)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(2)(3)	0.88%	0.86%	0.78%	0.67%	0.69%
Ratio of net investment income to average net assets(2)(4)	2.79%	2.31%	2.46%	1.38%	1.24%
Portfolio turnover rate	9%	11%	115%	25%	11%

(1)	Calculated based on average shares outstanding during the year.

(2)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.

(3)	Gross expenses before waivers of expenses.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund commenced operations on July 1, 2015.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2025, the SA International Small Company Fund held approximately 2.10% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. Financial statements and other information about the DFA International Small Company Portfolio are available at https://www.dimensional.com.

The SA Worldwide Moderate Growth Fund invested substantially all of its assets in the Underlying SA Funds. The Underlying SA Funds managed by Focus Partners Advisor Solutions, LLC (formerly, Buckingham Strategic Partners, LLC) (the “Adviser”) comprise various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated the Adviser as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The tables below provide a summary of the inputs as of June 30, 2025, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of June 30, 2025
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$66,624,299	$—		$66,624,299
Corporate Bonds and Notes	—	212,566,379	—		212,566,379
U.S. Government & Agency Obligations	—	161,986,115	—		161,986,115
Short-Term Investments	7,299,859	—	—		7,299,859
Total Investments	$7,299,859	$441,176,793	$—		$448,476,652
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$541,219,579	$—		$541,219,579
Short-Term Investments	9,001,974	—	—		9,001,974
Other Financial Instruments Forward Foreign Currency Exchange Contracts	—	930,027	—		930,027
Total Investments	$9,001,974	$542,149,606	$—		$551,151,580
Liabilities
Other Financial Instruments Forward Foreign Currency Exchange Contracts	$—	$(9,893,647)	$—		$(9,893,647)
SA U.S. Core Market Fund
Assets
Common Stocks	$639,740,997	$—	$0	†	$639,740,997
Mutual Funds	28,533,744	—	—		28,533,744
Short-Term Investments	1,026,252	—	—		1,026,252
Total Investments	$669,300,993	$—	$0		$669,300,993
SA U.S. Value Fund
Assets
Common Stocks	$522,252,259	$—	$—		$522,252,259
Short-Term Investments	1,042,319	—	—		1,042,319
Total Investments	$523,294,578	$—	$—		$523,294,578
SA U.S. Small Company Fund
Assets
Common Stocks	$295,223,343	$—	$28,376	†	$295,251,719
Short-Term Investments	2,137,361	—	—		2,137,361
Total Investments	$297,360,704	$—	$28,376		$297,389,080

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of June 30, 2025
SA International Value Fund
Assets
Common Stocks	$566,156,999	$—	$—		$566,156,999
Preferred Stocks	3,941,060	—	—		3,941,060
Short-Term Investments	32,691,182	—	—		32,691,182
Total Investments	$602,789,241	$—	$—		$602,789,241
SA International Small Company Fund
Assets
Mutual Funds	$271,650,759	$—	$—		$271,650,759
Total Investments	$271,650,759	$—	$—		$271,650,759
SA Emerging Markets Value Fund
Assets
Common Stocks	$202,644,292	$39,701	$0	†	$202,683,993
Preferred Stocks	1,615,966	—	—		1,615,966
Rights and Warrants	—	7,845	—		7,845
Short-Term Investments	2,205,501	—	—		2,205,501
Total Investments	$206,465,759	$47,546	$0		$206,513,305
SA Real Estate Securities Fund
Assets
Common Stocks	$117,894,837	$—	$0	†	$117,894,837
Short-Term Investments	979,975	—	—		979,975
Total Investments	$118,874,812	$—	$0		$118,874,812
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$21,157,463	$—	$—		$21,157,463
Total Investments	$21,157,463	$—	$—		$21,157,463

† Contains securities with a market value of zero.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of June 30, 2025, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$2,671,094	$2,351,750	$373,439	$2,725,189
SA U.S Core Market Fund	3,112,949	127,824	3,055,543	3,183,367
SA U.S. Value Fund	3,474,943	112,984	3,435,972	3,548,956
SA U.S. Small Company Fund	19,174,877	2,004,203	17,634,727	19,638,930
SA International Value Fund	87,020,911	32,039,504	58,404,148	90,443,652
SA Emerging Markets Value Fund	6,044,519	1,995,184	4,433,378	6,428,562
SA Real Estate Securities Fund	622,511	553,154	103,232	656,386

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of June 30, 2025
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$2,351,750	$—	$—	$—	$2,351,750
Total Borrowings	$2,351,750	$—	$—	$—	$2,351,750
Gross amount of recognized liabilities for securities lending transactions					$2,351,750
SA U.S. Core Market Fund
Government Money Market	$127,824	$—	$—	$—	$127,824
Total Borrowings	$127,824	$—	$—	$—	$127,824
Gross amount of recognized liabilities for securities lending transactions					$127,824
SA U.S. Value Fund
Government Money Market	$112,984	$—	$—	$—	$112,984
Total Borrowings	$112,984	$—	$—	$—	$112,984
Gross amount of recognized liabilities for securities lending transactions					$112,984
SA U.S. Small Company Fund
Government Money Market	$2,004,203	$—	$—	$—	$2,004,203
Total Borrowings	$2,004,203	$—	$—	$—	$2,004,203
Gross amount of recognized liabilities for securities lending transactions					$2,004,203
SA International Value Fund
Government Money Market	$32,039,504	$—	$—	$—	$32,039,504
Total Borrowings	$32,039,504	$—	$—	$—	$32,039,504
Gross amount of recognized liabilities for securities lending transactions					$32,039,504
SA Emerging Markets Value Fund
Government Money Market	$1,995,184	$—	$—	$—	$1,995,184
Total Borrowings	$1,995,184	$—	$—	$—	$1,995,184
Gross amount of recognized liabilities for securities lending transactions					$1,995,184
SA Real Estate Securities Fund
Government Money Market	$553,154	$—	$—	$—	$553,154
Total Borrowings	$553,154	$—	$—	$—	$553,154
Gross amount of recognized liabilities for securities lending transactions					$553,154

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the SA Global Fixed Income Fund’s use of derivative instruments and hedging activities at June 30, 2025, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$930,027	$9,893,647	$(1,203,528)	$(8,398,409)

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2025:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
State Street Bank and Trust Co.	$930,027	$(930,027)	$—	$—

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2025:

Counterparty	Gross Amount of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
State Street Bank and Trust Co.	$(9,893,647)	$930,027	$—	$(8,963,620)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

For the fiscal year ended June 30, 2025, the average monthly notional amount of SA Global Fixed Income Fund’s forward foreign currency exchange contracts was $296,900,997.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2025, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2025, SA Emerging Markets Value Fund recorded a deferred liability for potential future India and Thailand capital gains taxes of $2,719,001 and $20,768, respectively.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2025, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The Trust’s management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2021- 2023), or expected to be taken in the Funds’ 2024 tax returns.

As of June 30, 2025, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$(26,903,519)	$(4,221,690)
SA Global Fixed Income Fund	(30,479,611)	(35,031,048)
U.S. Small Company Fund	(55,016)	(3,589,334)
SA Emerging Markets Value Fund	—	(6,832,692)

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2025 and 2024 were as follows:

	2025		2024
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
SA U.S. Fixed Income Fund	$20,812,291	$—	$21,020,646	$—
SA Global Fixed Income Fund	26,273,786	—	7,999,993	—
SA U.S. Core Market Fund	4,719,534	—	5,568,395	—
SA U.S. Value Fund	10,953,436	2,720,518	8,913,929	—
SA U.S. Small Company Fund	921,691	—	2,291,715	8,899,303
SA International Value Fund	18,017,604	—	18,494,533	—
SA International Small Company Fund	6,873,969	2,340,239	6,343,298	1,841,481
SA Emerging Markets Value Fund	8,149,574	—	7,748,185	—
SA Real Estate Securities Fund	3,652,202	284,698	3,472,342	420,231
SA Worldwide Moderate Growth Fund	675,196	661,623	474,681	447,745

As of June 30, 2025, the components of distributable earnings on a federal income tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Late Year Ordinary Loss	Capital Loss Carryforward
SA U.S. Fixed Income Fund	$—	$—	$3,304,055	$—	$(31,125,209)
SA Global Fixed Income Fund	11,964,054	—	22,287,812	—	(65,510,659)
SA U.S. Core Market Fund	2,031,187	—	558,200,542	—	—
SA U.S. Value Fund	4,352,586	4,858,308	223,309,670	—	—
SA U.S. Small Company Fund	679,297	—	150,292,356	—	(3,644,350)
SA International Value Fund	13,094,868	1,287,236	182,310,815	—	—
SA International Small Company Fund	2,885,794	5,848,941	134,428,574	—	—
SA Emerging Markets Value Fund	3,574,138	—	37,056,870	—	(6,832,692)
SA Real Estate Securities Fund	1,028,910	—	48,971,476	—	—
SA Worldwide Moderate Growth	71,350	483,841	3,892,970	—	—

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

During the fiscal year ended, June 30, 2025, the SA Global Fixed Income Fund had book-to-tax differences of $(21,492,063), primarily related to straddle loss deferrals and marked-to-market and unrealized appreciation (depreciation) on foreign currency. The SA International Value Fund and SA Emerging Markets Value Fund had book-to-tax differences of $256,503 and $(2,728,873), respectively, which were primarily related to marked-tomarket and unrealized appreciation (depreciation) on foreign currency.

During the fiscal year ended June 30, 2025, the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA International Value Fund and the SA Emerging Markets Value Fund utilized $1,704,187, $2,361,766, $12,628,863 and $3,279,848 of capital loss carryforward, respectively.

At June 30, 2025, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$445,172,597	$3,593,711	$(289,656)	$3,304,055
SA Global Fixed Income Fund	527,933,741	22,474,777	(186,965)	22,287,812
SA U.S. Core Market Fund	111,100,451	558,905,728	(705,186)	558,200,542
SA U.S. Value Fund	299,984,908	242,055,924	(18,746,254)	223,309,670
SA U.S. Small Company Fund	147,096,724	162,514,784	(12,222,428)	150,292,356
SA International Value Fund	420,478,426	199,212,352	(16,901,537)	182,310,815
SA International Small Company Fund	137,222,185	134,428,574	—	134,428,574
SA Emerging Markets Value Fund	169,456,435	59,109,693	(22,052,823)	37,056,870
SA Real Estate Securities Fund	69,903,336	52,059,288	(3,087,812)	48,971,476
SA Worldwide Moderate Growth Funds	17,264,493	3,892,970	—	3,892,970

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT (Real Estate Investment Trust) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2025, as a result of permanent book-to-tax differences, the following reclassifications were made on the Statements of Assets and Liabilities. These differences primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares and realized gains and losses on redemptions in-kind:

	Paid in Capital	Total distributable earnings (loss)
SA U.S. Fixed Income Fund	$(15,376)	$15,376
SA U.S. Core Market Fund	80,822,421	(80,822,421)
SA U.S. Value Fund	42,885,649	(42,885,649)
SA U.S. Small Company Fund	22,295,145	(22,295,145)
SA International Value Fund	10,892,189	(10,892,189)
SA International Small Company Fund	143,293	(143,293)
SA Real Estate Securities Fund	9,208,602	(9,208,602)
SA Worldwide Moderate Growth Fund	56,734	(56,734)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

For the advisory and administrative services provided to the Funds under the Investment Advisory Agreement, the Adviser is entitled to receive from each Fund a fee computed daily and payable monthly at the annual rate set forth below:

Fund	Advisory and Administrative Fee
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%

The SA Worldwide Moderate Growth Fund does not have an advisory and administration fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.15% of the average daily net assets of each Fund. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed, pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “SA Funds Fee Waiver Agreement”), to waive the fees payable to it under the Investment Advisory Agreement and/or to reimburse the operating expenses allocated to an SA Fund to the extent each SA Fund’s shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The SA Funds Fee Waiver Agreement will remain in effect until October 28, 2028, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation (Shown is the resulting ratio of total annual fund operating expenses expressed as a percentage)	Expense Limitation
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

Trustees’ Fees and Expenses — The Trustees of the Trust received an annual retainer fee of $128,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $12,800 per year.

Effective January 1, 2025, the Trustees of the Trust receive an annual retainer fee of $133,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2025, the Chairman of the Board receives an annual supplemental compensation of $13,300 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2025 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$119,386,300	$201,797,087	$245,364,091	$108,806,177
SA Global Fixed Income Fund	114,185,743	325,397,916	210,529,787	290,873,503
SA U.S. Core Market Fund	—	7,351,200	—	28,338,181
SA U.S. Value Fund	—	60,087,233	—	68,993,587
SA U.S. Small Company Fund	—	7,841,355	—	11,420,948
SA International Value Fund	—	49,954,575	—	96,125,040
SA International Small Company Fund	—	11,366,613	—	35,351,000
SA Emerging Markets Value Fund	—	34,431,291	—	51,687,279
SA Real Estate Securities Fund	—	6,441,581	—	7,311,820
SA Worldwide Moderate Growth Fund	—	1,875,464	—	4,376,160

4. Liquidity

Certain Funds are permitted to participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in participating Funds and request that such redemption be met in kind in accordance with the Funds’ redemption in-kind policies.

During the fiscal year ended June 30, 2025, the following Funds utilized ReFlow. The shares and amounts ReFlow subscribed to and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Amount ReFlow Subscribed to	Redemptions- in-kind Shares	Redemptions- in-kind Amount
SA U.S. Core Market Fund	$2,330,115	$82,890,146	$(2,325,040)	$(82,622,773)
SA U.S. Value Fund	2,485,874	55,315,117	(2,500,060)	(55,581,789)
SA U.S. Small Company Fund	1,092,063	31,593,750	(1,094,369)	(31,682,923)
SA International Value Fund	1,371,321	18,991,018	(1,409,150)	(19,537,806)
SA Real Estate Securities Fund	1,159,786	13,506,182	(1,160,855)	(13,464,331)

5. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2025 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA U.S. Fixed Income Fund	$3,284,281	$391,168	$(572,147)	$3,965	$40,326	$3,147,593	326,514	$145,240	$—
SA Global Fixed Income Fund	3,301,112	383,406	(580,851)	20,015	11,415	3,135,097	351,075	148,657	—
SA U.S. Core Market Fund	3,726,794	136,992	(729,475)	212,749	223,079	3,570,139	94,149	24,517	—
SA U.S. Value Fund	3,686,160	217,404	(560,902)	86,170	138,536	3,567,368	156,601	57,814	32,077
SA U.S. Small Company Fund	1,463,291	136,412	(304,145)	52,578	69,380	1,417,516	48,346	4,088	—
SA International Value Fund	4,320,186	363,621	(1,141,807)	263,598	473,991	4,279,589	272,585	148,763	—
SA Emerging Markets Value Fund	1,483,148	173,542	(321,398)	63,109	22,366	1,420,767	125,288	59,445	—
SA Real Estate Securities Fund	674,737	72,919	(165,435)	13,761	23,412	619,394	54,428	17,532	2,072
Totals	$21,939,709	$1,875,464	$(4,376,160)	$715,945	$1,002,505	$21,157,463		$606,056	$34,149

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

6. Recent Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief Operating Decision Maker.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements. While not required, Management does want to provide notice that Buckingham Strategic Partners, LLC changed its legal name to “Focus Partners Advisor Solutions, LLC” on January 2, 2025.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SA Funds – Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Funds – Investment Trust, comprising SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (the “Funds”) as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 29, 2025

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust

c/o Focus Partners Advisor Solutions, LLC

190 Carondelet Plaza

Suite 600

Clayton, MO 63105

Toll-free: 1-844-366-0905

Website: http://www.sa-funds.com

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

Not applicable

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Remuneration Paid to Directors, Officers, and Others of Open-end Investment Companies is included as part of the Financial Statements under the heading “Trustees’ Fees and Expenses.”

Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contracts (Item 11 of Form N-CSR)

Board Approval of Investment Advisory Agreements and Sub-Advisory Agreement

At a meeting held on June 23, 2025, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreements by and between the Trust, with respect to the Funds, and the Adviser; and (2) the Sub-Advisory Agreement by and among the Trust, with respect to the Funds, except with respect to the SA Worldwide Moderate Growth Fund, the Adviser and DFA (collectively, the “Advisory Agreements”).

The Board discussed the role of the Funds as asset allocation tools and as a means by which smaller retail-level investors could access the investment services offered by DFA. The Board also discussed the role of the Adviser in monitoring the Funds’ effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Board also discussed asset growth and economies of scale, which, together with past reductions of the Adviser’s management fees and contractual fee waiver/expense reimbursement arrangements, have resulted in fee and/or expense reductions in recent years.

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the telephonic meeting of the Board on May 15, 2025 (the “May 15 Telephonic Meeting”) and information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 15 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board further noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the SEC or other regulatory agencies involving the Adviser or Sub-Adviser other than routine examination matters.

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Board further noted the additional resources available to the Funds as a result of the merger with the Colony Group.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received and discussed Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Broadridge Financial Solutions, Inc. (“Broadridge”), which included comparisons of the performance of each Fund to certain funds determined by Broadridge to be comparable based on investment style (the “Broadridge Peer Group”) and the Fund’s benchmark index. The Board noted that the Broadridge Peer Group, which is used for both performance and expense comparisons, was determined for each Fund based on investment style, share class characteristics (to reflect similar expense structures) and asset size (to reflect similar economies of scale), as applicable. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2024, as applicable.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund, which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies.

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Broadridge Peer Group for the 3-year, 5-year and 10-year periods ended December 31, 2024 and in the 3rd quartile for the 1-year period ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. 1-3 Year Composite Government and Corporate Bond Index, for the 1-year and 3-year periods. The Board also took into consideration that the Fund’s relatively shorter duration and persistent bias toward higher quality credits contributed to its underperformance relative to its Broadridge Peer Group and benchmark during long stretches when interest rate risk was beneficial.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA Global Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2024, the 3rd quartile for the 3- and 5-year periods ended the same date, the 4th quartile for the 10-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Morningstar Global 1-5 Year Treasury Bond GR Hedged USD Index, for the 1-year period. The Board took into consideration that the Fund’s relatively shorter duration contributed to its underperformance relative to its Broadridge Peer Group and benchmark during the long stretches when taking longer duration risk would have been beneficial to the Fund.

For the SA U.S. Core Market Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2024 and the 3rd quartile for the 5-year period ended the same date. It was also noted that the Fund’s performance outperformed its benchmark, the Morningstar U.S. Market Extended USD Index, for the 3-year, 5-year and 10-year periods.

For the SA U.S. Value Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile among its Broadridge Peer Group for the 1-year, 3-year, and 5-year periods ended December 31, 2024, and the 3rd quartile for the 10-year period ended the same date. It was also noted that the Fund underperformed its benchmark, the Morningstar U.S. Large-Mid Cap Broad Value Index, for all periods.

For the SA U.S. Small Company Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2024, and the 2nd quartile of its Broadridge Peer Group for the 3-year, 5-year, and 10-year periods ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. Small Cap Extended Index, for all periods.

For the SA Real Estate Securities Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Broadridge Peer Group for the 3-year and 10-year periods ended December 31, 2024 and the 4th quartile for the 1-year and 5-year periods ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. REIT Index, for all periods.

For the SA International Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2024 and the 2nd quartile for the 10-year period ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar Developed Markets ex-U.S. Value Target Market Exposure Index, for all periods.

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2024 and the 3rd quartile for the 3-year period ended the same date, and the 4th quartile for the 5-year, and 10-year periods ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar Developed Markets ex-U.S. Small Cap Target Market Exposure Index, for all periods.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s gross total return performance was in the 1st quartile of its Broadridge Peer Group for the 3-year period ended December 31, 2024, the 3rd quartile for the 1-year period ended the same date, and the 2nd quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar Emerging Markets Value Target Market Exposure Index, for the 3-year and 5-year periods.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA Worldwide Moderate Growth Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year and 5-year periods ended December 31, 2024 and the 1st quartile of its Broadridge Peer Group for the 3-year period ended the same date. It was also noted that the Fund outperformed its benchmark, the Morningstar U.S. Moderate Target Allocation Index, for the 3-year period.

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the Funds’ net flows and asset levels, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser is still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser has recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds, with additional reductions in management fees and operating expense limits for a majority of Funds applicable effective January 1, 2018 and further reductions on the SA Emerging Markets Value Fund, effective March 1, 2021 and July 1, 2021 and on the SA U.S. Small Company Fund effective July 1, 2021. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to its respective Broadridge Peer Group. The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that each Fund’s net expense ratio, a figure that includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge Peer Group.

The Board noted the implementation of annual operating expense limitations (as a percentage of average daily net assets) until October 28, 2025, for all Funds except the SA Worldwide Moderate Growth Fund. The Board further noted that for the SA Worldwide Moderate Growth Fund, the Adviser has contractually agreed until July 1, 2025, to reimburse expenses so that the Fund’s annual operating expenses do not exceed the total annual acquired fund fees and expenses related to the Underlying Funds in which it invests. The Board further noted that each of these contractual expense limitations would be extended until October 28, 2028.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 36 bps annually, with most of them at or below 10 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (20 bps annually) and the SA Emerging Markets Value Fund (36 bps annually). The Board took into consideration that these fees reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the previous reduction in fees payable pursuant to the Sub-Advisory Agreement for most Funds.

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; the performance of each Fund over time and in some cases for more recent periods, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

Name, Address,(1) and Year of Birth	Position(s) Held with Trust and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992).	10	Director/Officer, Kilohana Martial Arts Association (since June 2018).
Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors & Tiburon CEO Summits (since April 1998).	10	Director, Edelman Financial Engines (provider of financial planning & investment advisory services) (since January 2014). Director, FacetWealth (provider of financial planning services) (since February 2018). Director, DPL Financial Partners (insurance management platform) (since February 2022). Director, Allspring Global Investments (financial services) (since May 2022). Director, Vise Technologies (software and technology service provider) (since September 2023). Director, Foundation Source (financial services) (since October 2023). Director, Apex Fintech Solutions (financial services) (since April 2024).
Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (10 portfolios) (since February 2005).

(1)	The address of each Trustee is: Focus Partners Advisor Solutions, LLC. 190 Carondelet Plaza, Suite 600, Clayton, Missouri 63105.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://www.sa-funds.com.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Interested Trustee and Officers of the Trust

Name, Address (1) and Year of Birth	Position(s) Held with Trust and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
Jonathan Scheid* Year of Birth: 1976	Trustee (since September 2023) and President and Chief Executive Officer (since June 2023).	President, Focus Partners Advisor Solutions (since 2023); Managing Director, Focus Partners Wealth (2022 - September 2023); Managing Director, Focus Partners Advisor Solutions (2019-2021).
Dan Anderson* Year of Birth: 1976	Chief Financial and Accounting Officer and Treasurer (since March 2023).	Financial Consultant (since July 1, 2025); Chief Financial Officer, Focus Partners Wealth and Focus Partners Advisor Solutions (2018 - June 30, 2025); Chief Financial Officer, BAM Management LLC (2018 - June 30, 2025).
Jeffery Yorg* Year of Birth: 1977	Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since July 2021)	Chief Compliance Officer, Focus Partners Advisor Solutions, LLC, and Associate General Counsel, Focus Partners Wealth, LLC (since October 2019).
Marcy Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Director, Fund Administration, Focus Partners Advisor Solutions, LLC (since December 2018).

(1)	The address of each Trustee and officer is: Focus Partners Advisor Solutions, LLC, 190 Carondelet Plaza, Suite 600, Clayton, Missouri 63105.
(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust’s officers are appointed annually by the Board.

SA FUNDS

TAX INFORMATION NOTICE

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2025:

Foreign Tax Credits – For the fiscal year ended June 30, 2025, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes witheld.

	Foreign Tax Credit	Foreign Source Income
SA International Value Fund	$1,355,062	$24,667,965
SA International Small Company Fund	388,556	4,612,943
SA Emerging Markets Value Fund	901,042	8,861,595
SA Worldwide Moderate Growth Fund	14,750	205,371

Capital Gain Distributions – On December 18, 2024, the following Funds declared long-term capital gain distribution.

SA U.S. Value Fund	$2,720,518
SA International Small Company Fund	2,340,239
SA Real Estate Securities Fund	284,698

On December 27, 2024, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $661,623.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	100%
SA International Value Fund	0.11%
SA International Small Company Fund	0.06%
SA Worldwide Moderate Growth Fund	17.18%

Qualified Dividend Income – For the fiscal year ended June 30, 2025 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $533,401 or $600,051 if married filing jointly). Complete information will be reported in conjunction with your 2024 Form 1099-DIV.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Jonathan Scheid, the registrant’s President and Chief Executive Officer, and Dan Anderson, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Scheid and Anderson determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer
Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jonathan Scheid
Jonathan Scheid
President and Chief Executive Officer
Date:	September 5, 2025
By:	/s/Dan Anderson
Dan Anderson
Treasurer and Chief Financial and Accounting Officer
Date:	September 5, 2025